As filed with the Securities and Exchange Commission on September 28, 2020
Securities Act File No. 002-99473
Investment Company Act File No. 811-04375

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 101	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 320	☒
(Check appropriate box or boxes)

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
United States of America
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
55 East 52nd Street
New York, New York 10055
United States of America
(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:
Margery K. Neale, Esq. Willkie Farr &Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Janey Ahn, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055
It is proposed that this filing will become effective (check appropriate box)
☒    Immediately upon filing pursuant to paragraph (b)
□    On (date) pursuant to paragraph (b)
□    60 days after filing pursuant to paragraph (a)(1)
□    On (date) pursuant to paragraph (a)(1)
□    75 days after filing pursuant to paragraph (a)(2)

□    On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
□    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of beneficial interest, par value$.10 per share.
This filing relates solely to BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund.

SEPTEMBER 28, 2020
Prospectus
BlackRock California Municipal Series Trust  |  Investor and Institutional Shares
•	BlackRock California Municipal Opportunities Fund
Investor A: MECMX • Investor C: MFCMX • Institutional: MACMX
BlackRock Multi-State Municipal Series Trust  |  Investor and Institutional Shares
•	BlackRock New Jersey Municipal Bond Fund
Investor A: MENJX • Investor C: MFNJX • Institutional: MANJX
•	BlackRock Pennsylvania Municipal Bond Fund
Investor A: MEPYX • Investor C: MFPYX • Institutional: MAPYX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information and historical performance information
	Key Facts About BlackRock California Municipal Opportunities Fund	3
	Key Facts About BlackRock New Jersey Municipal Bond Fund	12
	Key Facts About BlackRock Pennsylvania Municipal Bond Fund	19

Details About the Funds	How Each Fund Invests	26
	Investment Risks	30

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	63
	Portfolio Manager Information	65
	Conflicts of Interest	66
	Valuation of Fund Investments	67
	Dividends, Distributions and Taxes	68

Financial Highlights	Financial Performance of the Funds	72

General Information	Shareholder Documents	81
	Certain Fund Policies	81
	Statement of Additional Information	82

Glossary	Glossary of Investment Terms	83

Intermediary-Defined Sales Charge Waiver Policies	Intermediary-Defined Sales Charge Waiver Policies	A-1

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock New Jersey Municipal Bond Fund
Investment Objective

The investment objective of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and New Jersey personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 48 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-86 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)		Investor A Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.25%		None		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None[1]		1.00%[2]		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A Shares		Investor C Shares		Institutional Shares
Management Fee[3]		0.52%		0.52%		0.52%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%		None
Other Expenses		0.25%		0.24%		0.29%
Interest Expense	0.11%		0.11%		0.11%
Miscellaneous Other Expenses	0.14%		0.13%		0.18%
Acquired Fund Fees and Expenses[4]		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses[4]		1.03%		1.77%		0.82%
Fee Waivers and/or Expense Reimbursements[3,5]		(0.14)%		(0.13)%		(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,5]		0.89%		1.64%		0.64%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.77% for Investor A Shares, 1.52% for Investor C Shares, and 0.52% for Institutional Shares through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
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Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$512	$726	$956	$1,619
Investor C Shares	$267	$545	$947	$2,073
Institutional Shares	$65	$244	$437	$997

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$167	$545	$947	$2,073

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These bonds may be obligations of a variety of issuers including governmental entities in New Jersey and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
14

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the State of New Jersey. As a result, the Fund is more exposed to risks affecting issuers of New Jersey municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P® Municipal Bond Index and the Custom New Jersey Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
15

Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock New Jersey Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 4.99% (quarter ended September 30, 2011) and the lowest return for a quarter was -5.44% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2020 was -0.95%.
As of 12/31/19 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock New Jersey Municipal Bond — Institutional Shares
Return Before Taxes	7.53%	3.76%	5.01%
Return After Taxes on Distributions	7.53%	3.75%	5.00%
Return After Taxes on Distributions and Sale of Fund Shares	5.91%	3.71%	4.80%
BlackRock New Jersey Municipal Bond — Investor A Shares
Return Before Taxes	2.79%	2.63%	4.37%
BlackRock New Jersey Municipal Bond — Investor C Shares
Return Before Taxes	5.56%	2.77%	4.03%
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.26%	3.50%	4.41%
Custom New Jersey Index (Reflects no deduction for fees, expenses or taxes)[1]	10.09%	5.15%	5.37%

[1]	The Custom New Jersey Index reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A Shares and Investor C Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2017	Director of BlackRock, Inc.

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Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
	Investor A and Investor C Shares	Institutional Shares
Minimum Initial Investment	$1,000 for all accounts except:
• $50, if establishing an Automatic Investment Plan.
• There is no investment minimum for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs).
• There is no investment minimum for certain fee-based programs.	There is no minimum initial investment for:
• Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
• Clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Fund’s distributor to offer Institutional Shares through a no-load program or investment platform.
$2 million for individuals and “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
$1,000 for:
• Clients investing through Financial Intermediaries that offer such shares on a platform that charges a transaction based sales commission outside of the Fund.
• Tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer Institutional Shares, and the family members of such persons.
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for federal income tax purposes and exempt from New Jersey personal income taxes.
17

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
18

Fund Overview

Key Facts About BlackRock Pennsylvania Municipal Bond Fund
Investment Objective

The investment objective of BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and Pennsylvania personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 48 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-86 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)		Investor A Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.25%		None		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None[1]		1.00%[2]		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A Shares		Investor C Shares		Institutional Shares
Management Fee[3]		0.52%		0.52%		0.52%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%		None
Other Expenses		0.32%		0.33%		0.41%
Interest Expense	0.21%		0.21%		0.21%
Miscellaneous Other Expenses	0.11%		0.12%		0.20%
Acquired Fund Fees and Expenses[4]		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses[4]		1.10%		1.86%		0.94%
Fee Waivers and/or Expense Reimbursements[3,5]		(0.09)%		(0.10)%		(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,5]		1.01%		1.76%		0.76%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.79% for Investor A Shares, 1.54% for Investor C Shares and 0.54% for Institutional Shares through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
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Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$524	$751	$997	$1,701
Investor C Shares	$279	$575	$997	$2,172
Institutional Shares	$78	$282	$503	$1,138

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$179	$575	$997	$2,172

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities in Pennsylvania and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
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Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the Commonwealth of Pennsylvania. As a result, the Fund is more exposed to risks affecting issuers of Pennsylvania municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P® Municipal Bond Index and the Custom Pennsylvania Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
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Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock Pennsylvania Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 5.90% (quarter ended June 30, 2011) and the lowest return for a quarter was -6.57% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2020 was -0.33%.
As of 12/31/19 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Pennsylvania Municipal Bond — Institutional Shares
Return Before Taxes	6.48%	3.40%	4.61%
Return After Taxes on Distributions	6.48%	3.40%	4.61%
Return After Taxes on Distributions and Sale of Fund Shares	5.38%	3.53%	4.56%
BlackRock Pennsylvania Municipal Bond — Investor A Shares
Return Before Taxes	1.70%	2.28%	3.94%
BlackRock Pennsylvania Municipal Bond — Investor C Shares
Return Before Taxes	4.42%	2.39%	3.59%
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.26%	3.50%	4.41%
Custom Pennsylvania Index (Reflects no deduction for fees, expenses or taxes)[1]	9.05%	4.46%	5.09%

[1]	The Custom Pennsylvania Index reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A Shares and Investor C Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Walter O’Connor, CFA	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2009	Director of BlackRock, Inc.

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Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
	Investor A and Investor C Shares	Institutional Shares
Minimum Initial Investment	$1,000 for all accounts except:
• $50, if establishing an Automatic Investment Plan.
• There is no investment minimum for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs).
• There is no investment minimum for certain fee-based programs.	There is no minimum initial investment for:
• Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
• Clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Fund’s distributor to offer Institutional Shares through a no-load program or investment platform.
$2 million for individuals and “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
$1,000 for:
• Clients investing through Financial Intermediaries that offer such shares on a platform that charges a transaction based sales commission outside of the Fund.
• Tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer Institutional Shares, and the family members of such persons.
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for federal income tax purposes and exempt from Pennsylvania personal income taxes.
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Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock California Municipal Opportunities Fund (the “California Fund”), BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”) (each a “Fund” and collectively, the “Funds”) and your rights as a shareholder.
How Each Fund Invests

Investment Process
With respect to the California Fund, the investment process begins with bottom-up, fundamental analysis focused on sector and security selection, and then incorporates a macroeconomic framework for evaluating and managing risk, including geographic, technical and economic risk. The California Fund’s investment process is generally expected to place greater emphasis on duration management and capital structure compared to that of a more traditional municipal fixed income fund. California Fund management may, but is not required to, employ hedging techniques in the California Fund. With respect to the California Fund, BlackRock considers a variety of factors when choosing investments, such as:
■	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.
■	Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer term obligations typically have higher yields).
■	Duration Analysis — the average portfolio duration of the portfolio will generally be maintained within a range as determined from time to time. Duration is a measure, expressed in years, of the price sensitivity of a bond or a portfolio to changes in interest rates. Factors considered include interest rates, economic environment, Federal Reserve policy, market conditions, and characteristics of a particular security.
With respect to the New Jersey Fund and the Pennsylvania Fund, BlackRock considers a variety of factors when choosing investments, such as:
■	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.
■	Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer term obligations typically have higher yields).
■	Maturity Analysis — the weighted average maturity of the portfolio will be maintained within a desirable range as determined from time to time. Factors considered include portfolio activity, maturity of the supply of available bonds and the shape of the yield curve.
In addition, New Jersey Fund and Pennsylvania Fund management considers the availability of features that protect against an early call of a bond by the issuer.
California Fund
Investment Objective
The investment objective of the California Fund is to provide shareholders with income exempt from Federal and California income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Principal Investment Strategies
Under normal circumstances, the California Fund will invest at least 80% of its assets in California municipal bonds. This policy is a fundamental policy of the California Fund and may not be changed without a vote of a majority of the California Fund’s outstanding voting securities, as defined in the Investment Company Act. California municipal bonds are debt obligations issued by or on behalf of a governmental entity in California or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt
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from California income tax. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in California or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam.
Municipal bonds also include short-term tax-exempt obligations like municipal notes, variable rate demand obligations, private activity bonds and insured municipal bonds. The California Fund may invest in both fixed rate and variable rate obligations.
At least 50% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. The Fund may invest up to 50% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). Non-investment grade bonds are bonds that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or Ba or lower by Moody’s Investor Service, Inc. (“Moody’s”)) or are determined by Fund management to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The California Fund may invest in bonds of any maturity. Under normal circumstances, the California Fund seeks to maintain an average portfolio duration of zero to ten years. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value would be expected to fall about 10% when interest rates rise by one percentage point, assuming all other factors remain equal. Conversely, the bond fund’s net asset value would be expected to rise about 10% when interest rates fall by one percentage point, assuming all other factors remain equal. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity. The California Fund’s average weighted duration may vary significantly from time to time depending on the views of California Fund management.
The California Fund is permitted to engage in transactions in certain derivatives, such as interest rate futures, financial futures contracts and options thereon, for hedging purposes or to seek to enhance returns. The California Fund may also invest in other derivatives, such as swap agreements, including credit default swap agreements for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index. The California Fund may also invest in indexed and inverse floating rate obligations.
The California Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives allow the California Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. The California Fund may invest up to 20% of its assets in securities that are not California municipal bonds (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds).
The California Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the California Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the California Fund. The California Fund may invest in TOB Residuals and may also invest in TOB Floaters. The California Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the California Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
The California Fund may also buy when-issued securities and participate in delayed delivery transactions.
The California Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
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ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE CALIFORNIA FUND
The California Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Walter O’Connor, CFA, Peter Hayes, James Pruskowski and Michael Kalinoski, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
New Jersey Fund
Investment Objective
The investment objective of the New Jersey Fund is to provide shareholders with income that is exempt from Federal income tax and New Jersey personal income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade New Jersey municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in New Jersey or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a TOB Trust. A TOB Trust typically issues two classes of beneficial interests: TOB Floaters, which are sold to third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing the Volcker Rule may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE NEW JERSEY FUND
The New Jersey Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
Pennsylvania Fund
Investment Objective
The investment objective of the Pennsylvania Fund is to provide shareholders with income that is exempt from Federal income tax and Pennsylvania personal income taxes.
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This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade Pennsylvania municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in Pennsylvania or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a TOB Trust. A TOB Trust typically issues two classes of beneficial interests: TOB Floaters, which are sold to third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing the Volcker Rule may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE PENNSYLVANIA FUND
The Pennsylvania Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Walter O’Connor, CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
Other Strategies
In addition to the principal strategies discussed above, each Fund may also invest or engage in the following investments/strategies:
■	Borrowing — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions, subject to the limits set forth under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
■	Derivatives (New Jersey Fund and Pennsylvania Fund) — Each Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes. Each of the Funds may also invest in other derivatives, such as swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index. Derivatives allow the Funds to increase or decrease their risk exposure more quickly and efficiently than other types of instruments. None of the Funds is required to use hedging and each may choose not to do so.
■	High Yield Bonds (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest up to 20% of its assets in high yield bonds; however, the Funds will not invest in bonds that are in default or that Fund management believes will be in default. High yield bonds, sometimes referred to as “junk bonds,” are debt securities which are rated
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lower than investment grade (below the fourth highest rating category of the major rating agencies or are determined by Fund management to be of similar quality). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.
■	Illiquid Investments (New Jersey Fund and Pennsylvania Fund) — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
■	Indexed and Inverse Floating Rate Securities (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest in securities the potential return of which is directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. Each Fund may also invest in securities the potential return of which is inversely related to changes in an interest rate (inverse floaters). In general, the return on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Each Fund may also purchase synthetically created inverse floating rate bonds evidenced by custodial or trust receipts.
■	Insured Municipal Bonds (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest in municipal bonds that are covered by insurance guaranteeing the timely payment of principal at maturity and interest when due.
■	Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies, such as affiliated money market funds and affiliated exchange-traded funds.
■	Private Activity Bonds (New Jersey Fund and Pennsylvania Fund) — Each Fund’s investments may include private activity bonds that may subject certain shareholders to a Federal alternative minimum tax.
■	Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.
■	Temporary Defensive Strategies — For temporary periods, each Fund may invest up to 35% of its assets in short-term tax exempt or taxable money market obligations, although each Fund will not generally invest more than 20% of its net assets in taxable money market obligations. As a temporary measure for defensive purposes, each Fund may invest without limitation in short-term tax exempt or taxable money market obligations. These short-term investments may limit the potential for the Funds to achieve their investment objectives.
■	Variable Rate Demand Obligations (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest in variable rate demand obligations which are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution.
■	When-Issued and Delayed Delivery Securities and Forward Commitments (New Jersey Fund and Pennsylvania Fund) — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Investment Risks

This section contains a discussion of the general risks of investing in the Funds. The “Investment Objectives and Policies” section in the Statement of Additional Information (the “SAI”) also includes more information about the Funds, their investments and the related risks. As with any fund, there can be no guarantee that a Fund will meet its investment objectives or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in a Fund
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As the Federal Reserve “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
■	Derivatives Risk (California Fund) — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
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Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements, if any, will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (the “IRS”).
Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
In November 2019, the Securities and Exchange Commission (the “SEC”) proposed new regulations governing the use of derivatives by registered investment companies. If adopted as proposed, new Rule 18f-4 would impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act, treat derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and require funds whose use of
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derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
In addition, other future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Risks Specific to Certain Derivatives Used by the Fund
Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
■	High Portfolio Turnover Risk (California Fund) — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
■	Illiquid Investments Risk (California Fund) — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to
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make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
■	Indexed and Inverse Securities Risk (California Fund) — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
■	Insurance Risk (California Fund) — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. Either the issuer of the municipal security or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a municipal security issuer’s failure to make interest and principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a municipal security’s value. Also, the Fund cannot be certain that any insurance company will make the payments it guarantees. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The Fund may lose money on its investment if the insurance company does not make payments it guarantees. In addition, if the Fund purchases the insurance, it must pay the premiums, which will reduce the Fund’s yield. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
■	Junk Bonds Risk (California Fund) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:
■	Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
■	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
■	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
■	Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
■	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
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■	Leverage Risk (California Fund) — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are
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ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The IRS has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
■	Non-Diversification Risk (New Jersey Fund and Pennsylvania Fund) — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	State Specific Risk — The Fund invests primarily in municipal bonds issued by or on behalf of its designated state. As a result, the Fund is more exposed to risks affecting issuers of its designated state’s municipal securities than is a fund that invests more widely. Fund management does not believe that the current economic conditions will adversely affect the Fund’s ability to invest in high quality state municipal securities in its designated state.
California — California’s economy, the largest among the 50 states, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The State has a population of about 39.5 million. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy. The COVID-19 pandemic is expected to materially adversely impact local, State and federal economies, including, among other things, labor force, employment, income, construction and exports. California’s unemployment rate averaged a record high 15.9 percent in the second quarter of 2020 which was higher than the highest rate of unemployment rate of 12.3 percent in the fourth quarter of 2010, which resulted from the last national recession (the “Great Recession”). The adopted State budget for fiscal year 2020-21, estimated a drop in General Fund revenues and transfers to $137.7 billion from the $153.4 billion previously estimated for fiscal year 2020-21 even after including transfers from reserves, federal assistance and additional revenue solutions. The 2020-21 Budget further assumes the drawdown of $7.8 billion from reserves in fiscal year 2020-21, resulting in a projected reserve balance of $8.8 billion, as of June 30, 2021. Even assuming federal assistance, the 2020-21 Budget projects a significant structural out-year deficit will remain and forecasts an operating deficit of $8.7 billion in fiscal year 2021-22, after accounting for reserves.
Many local government agencies continue to face budget constraints due to limited taxing powers and balanced budget requirements, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions, and have been the principal cause of several well-publicized municipal bankruptcy filings. These unfunded liabilities may be exacerbated as a result of the economic effects of the COVID-19 pandemic. While it is impossible to describe in detail the impact on specific local bond issuances, the economic effects of the COVID-19 pandemic may potentially affect or impair the credit quality of a variety of local California issuances, including airport and port revenue bonds, toll road revenue bonds, bonds supported by hotel or occupancy use taxes, sales tax revenue bonds, housing or developments secured by incremental tax revenue, and bonds supported directly or indirectly by convention center, stadium or arena revenue. In addition, local governments that have general funds largely supported by sales tax, hotel or occupancy taxes or similar revenues may be particularly affected.
State general obligation bonds are, as of September 10, 2020, rated “Aa2” by Moody’s, “AA-” by S&P, and “AA” by Fitch.
New Jersey — New Jersey has a diverse economic base consisting of a variety of manufacturing, construction, and service industries. This is supplemented by commercial agriculture in the rural areas. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. New Jersey real gross domestic product grew 1.8% during the first quarter of 2019, double the average annual growth rate of 0.8% from 2011 to 2017. This compares to 3.8% in New York, followed by Pennsylvania at 2.9%, and Connecticut at 2.2% over the same period.
New Jersey personal income, which is income from all sources including earnings, assets, and transfer income, grew by 3.5% in 2018, ahead of Connecticut’s 3.1% growth rate. Personal income grew fastest in New York, rising by 4.6%, followed by Pennsylvania, where it grew 3.7%. The steady growth in personal income has continued for New Jersey with nominal personal income growing at a 3.2% annual rate in the first quarter of 2019. Although this is below Pennsylvania’s 3.5% growth rate for the first quarter of 2019, it was ahead of both New York and Connecticut, which grew 1.7% and 1.5%, respectively, during the same period.
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New Jersey payroll employment increased by an average of 3,300 jobs per month in 2018 for a total gain of 39,400, compared to an average total gain of 44,100 jobs per year from 2011 to 2017. This growth has continued into 2019 with employment rising by an average of 4,300 jobs per month after six months. The growth in payroll employment during this time has been led by the professional and business services sector (12,700 jobs), the leisure and hospitality services sector (11,700 jobs), and the education and health services sector (6,200 jobs). Offsetting these job gains were losses in the financial activities sector (3,300 jobs), and the trade, transportation, and utilities sector (6,300 jobs).
New Jersey’s unemployment rate declined by 0.8% in 2018 to 3.9% in 2018. It fell by an additional .04% over the first six months of 2019 to 3.5%, putting New Jersey below the national rate of 3.7% for the first time since February 2017. The State’s labor force participation rate declined by 0.3% in 2018 to 62.4%. The participation rate recovered slightly during the first six month of 2019, up 0.1% to 62.5% in June of 2019.
Weaknesses in New Jersey existing home sales continued in 2019. Single-family home sales were 1.6% lower through June 2019 following flat growth in 2018. Sales of townhomes and condominiums also declined in 2019, down 5.3% through June 2019. The number of townhouse and condominium sales was 1.0% lower than in 2018. This mirrored continued weakness in the housing market at the national level. Existing home sales across the U.S. were 2.2% lower in June 2018 than June 2019, the sixteenth consecutive month that sales had fallen on a year-over-year basis.
Residential construction activity in the State remains steady. The total number of permits issued between January 2018 and June 2018 to build single-family homes is roughly even with last year. Although technically down 0.1%, the difference is a total of 7 permits (4,699 in 2018 versus 4,706 in 2017). The number of permits issued between January 2018 and June 2018 to build units in apartment buildings is 11.4% higher than a year ago. The State also continues to make significant gains in reducing the number of homes in foreclosure. The share of homes in foreclosure fell to 2.0% at the end of the first quarter of 2019, declining 1.3 percentage points over the previous year.
S&P and Fitch rate the State of New Jersey’s general obligation bonds “A-”. Moody’s rates the State of New Jersey’s general obligation bonds “A3”.
Pennsylvania — The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, Texas, Florida, and New York. Pennsylvania is an established state with a diversified economy. Pennsylvania had been historically identified as a heavy industrial state. That reputation has changed over the last several decades as the coal, steel and railroad industries declined. The Commonwealth’s business environment readjusted with a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including healthcare, leisure hospitality, transport and storage. As in other industrially developed states, economic activity in Pennsylvania may be more cyclical than in some other states or in the nation as a whole. Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, federal revenue sharing laws or laws with respect to tax-exempt financing. On May 29, 2020, Pennsylvania enacted into law a $25,789 million five-month interim budget for the 2020-2021 fiscal year, a 24.4% decrease from the fiscal 2020 budget. The interim budget will last through November 2020, at which point the governor’s office and the legislature will negotiate a revenue and spending plan for the remaining seven months of the 2020-2021 fiscal year. As of September 2, 2020, Pennsylvania general obligation bonds have been assigned a credit rating of A+ by Standard & Poor’s Rating Services, Aa3 by Moody’s Investor Services, Inc., and AA- by Fitch Ratings.
The global coronavirus (“COVID-19”) pandemic has adversely impacted Pennsylvania’s finances and resulted in decreased revenues, placing significant budgetary pressure on Pennsylvania due to financial commitments related the state’s COVID-19 response measures. See “Statement of Additional Information - Part II, Appendix C – Economic and Financial Conditions in Pennsylvania” for a discussion on COVID-19’s impact on Pennsylvania.
■	Taxability Risk (California Fund) — Investments in taxable municipal bonds, U.S. Treasury and Government agency issues, investment grade corporate bonds and taxable money market securities as well as some of the derivatives and other instruments discussed herein will cause the Fund to have taxable investment income. The Fund may also realize capital gains on the sale of its municipal bonds (and other securities and derivatives it holds). These capital gains will be taxable regardless of whether they are derived from a sale of municipal bonds. Fund investments may also cause the Fund to recognize taxable ordinary income from market discount. The Fund will report distributions from taxable investment income, from market discount and from realized capital gains as taxable to Fund shareholders. In order for the Fund to be eligible to report distributions of tax-exempt interest income from tax-exempt or municipal securities as tax-exempt income to Fund shareholders, at least half of the Fund’s total assets must be invested in tax-exempt securities as of the end of each calendar quarter. If the Fund did not maintain that
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level of investment with respect to tax-exempt securities, the Fund would lose the ability to report distributions of tax-exempt interest income as tax-exempt income to Fund shareholders.
With respect to its investments in tax-exempt or municipal securities, the Fund intends to rely at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay U.S. federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
The Fund expects to use derivatives for hedging, among other things. The Federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.
The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. When the Fund invests in a TOB Trust on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”).
If the Fund invests in a TOB Trust on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a TOB Trust on a recourse basis, the Fund will bear the risk of loss with respect to any Liquidation Shortfall.
To the extent that the Fund, rather than a third-party bank or financial institution, sponsors a TOB Trust, certain responsibilities that previously belonged to the sponsor bank will be performed by, or on behalf of, the Fund. The Fund’s additional duties and responsibilities under the new TOB Trust structure may give rise to certain additional risks including compliance, securities law and operational risks.
■	U.S. Government Obligations Risk (California Fund) — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency,
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authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
■	Variable Rate Demand Obligations Risks (California Fund) — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk (California Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Each Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
■	Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
■	Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
■	Derivatives Risk (New Jersey Fund and Pennsylvania Fund) — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease)
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in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements, if any, will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Act in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
In November 2019, the SEC proposed new regulations governing the use of derivatives by registered investment companies. If adopted as proposed, new Rule 18f-4 would impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act, treat derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
In addition, other future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Risks Specific to Certain Derivatives Used by the Fund
Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a
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futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
■	Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
■	Illiquid Investments Risk (New Jersey Fund and Pennsylvania Fund) — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
■	Indexed and Inverse Securities Risk (New Jersey Fund and Pennsylvania Fund) — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
■	Insurance Risk (New Jersey Fund and Pennsylvania Fund) — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. Either the issuer of the municipal security or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a municipal security issuer’s failure to make interest and principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a municipal security’s value. Also, the Fund cannot be certain that any insurance company will make the payments it guarantees. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The Fund may lose money on its investment if the insurance company does not make payments it guarantees. In addition, if the Fund purchases the insurance, it must pay the premiums, which will reduce the Fund’s yield. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
■	Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of
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investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
■	Junk Bonds Risk (New Jersey Fund and Pennsylvania Fund) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:
■	Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
■	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
■	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
■	Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
■	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
■	Leverage Risk (New Jersey Fund and Pennsylvania Fund) — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	LIBOR Risk (Pennsylvania Fund) — The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The Fund’s investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund may also reference LIBOR.
In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may have investments linked to other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), which may also cease to be published. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain
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existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s performance or net asset value.
■	Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
■	Taxability Risk (New Jersey Fund and Pennsylvania Fund) — The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay U.S. federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
■	Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
■	Variable Rate Demand Obligations Risks (New Jersey Fund and Pennsylvania Fund) — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk (New Jersey Fund and Pennsylvania Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
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Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A, Investor C and Institutional Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine which share class is best suited to your personal financial goals. Investor A Shares and Investor C Shares are sometimes referred to herein collectively as “Investor Shares.”
For example, if you select Institutional Shares , you will not pay any sales charge. However, only certain investors may buy Institutional Shares. If you select Investor A Shares , you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.
If you select Investor C Shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Investor C Shares within one year. Classes with lower expenses will have higher net asset values and dividends relative to other share classes.
Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table on the following pages summarizes key features of each of the share classes of each Fund.
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Share Classes at a Glance1
Investor A	Investor C2,3	Institutional
Availability	Generally available through Financial Intermediaries.	Generally available through Financial Intermediaries. Must be held through a Financial Intermediary.	Limited to certain investors, including:
• Individuals and “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares.
• Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares.
• Employees, officers and directors/trustees of BlackRock or its affiliates and immediate family members of such persons, if they open an account directly with BlackRock.
• Participants in certain programs sponsored by BlackRock or its affiliates or other Financial Intermediaries.
• Tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons.
• Clients investing through Financial Intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Fund.
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	Investor A	Investor C2,3	Institutional
Minimum Investment	$1,000 for all accounts except:
• $50, if establishing an Automatic Investment Plan (“AIP”).
• There is no investment minimum for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs).
• There is no investment minimum for certain fee-based programs.	$1,000 for all accounts except:
• $50, if establishing an AIP.
• There is no investment minimum for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs).
• There is no investment minimum for certain fee-based programs.	There is no investment minimum for:
• Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies.
• Employees, officers and directors/trustees of BlackRock or its affiliates and immediate family members of such persons, if they open an account directly with BlackRock.
• Clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform.
$2 million for individuals and Institutional Investors.
$1,000 investment minimum for:
• Clients investing through Financial Intermediaries that offer such shares on a platform that charges a transaction based sales commission outside of the Fund.
• Tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons.
Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges are available for larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No. (May be charged for purchases of $250,000 or more that are redeemed within 18 months).	Yes. Payable if you redeem within one year of purchase.	No.
Distribution and Service (12b-1) Fees?	No Distribution Fee. 0.25% Annual Service Fee.	0.75% Annual Distribution Fee. 0.25% Annual Service Fee.	No.
Redemption Fees?	No.	No.	No.
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	Investor A	Investor C2,3	Institutional
Conversion to Investor A Shares?	N/A	Yes, prior to the Effective Date (as defined below), automatically approximately ten years after the date of purchase and, beginning on the Effective Date, automatically approximately eight years after the date of purchase. It is the Financial Intermediary’s responsibility to ensure that the shareholder is credited with the proper holding period. As of the Effective Date (as defined below), certain Financial Intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods and therefore may not be able to process such conversions. In such instances, the automatic conversion of Investor C Shares to Investor A Shares will occur approximately eight years after the Effective Date.
		In addition, accounts that do not have a Financial Intermediary associated with them are not eligible to hold Investor C Shares, and any Investor C Shares held in such accounts will be automatically converted to Investor A Shares.	No.
Advantage	Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because there are no ongoing distribution fees.	No up-front sales charge so you start off owning more shares. These shares may make sense for investors who have a shorter investment horizon relative to Investor A Shares.	No up-front sales charge so you start off owning more shares. No distribution or service fees.
Disadvantage	You pay a sales charge up-front, and therefore you start off owning fewer shares.	You pay ongoing distribution fees each year you own Investor C Shares, which means that over the long term you can expect higher total fees per share than Investor A Shares and, as a result, lower total performance.	Limited availability.

[1]	Please see “Details About the Share Classes” for more information about each share class.
[2]	If you establish a new account, or have an existing account, directly with a Fund and do not have a Financial Intermediary associated with your account, you may only invest in Investor A Shares. Applications without a Financial Intermediary that select Investor C Shares will not be accepted and accounts without an associated Financial Intermediary will not be eligible to hold Investor C Shares.
[3]	The Fund will not accept a purchase order of $500,000 or more for Investor C Shares (may be lower on funds that have set a lower breakpoint for purchasing Investor A Shares without a front-end sales charge). Your Financial Intermediary may set a lower maximum for Investor C Shares.
The following pages will cover the additional details of each share class, including the Institutional Shares requirements, the sales charge table for Investor A Shares, reduced sales charge information, Investor C Shares CDSC information, and sales charge waivers.
The availability of certain sales charge waivers and reductions will depend on whether you purchase your shares directly from a Fund or through a Financial Intermediary. Financial Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or deferred sales charge waivers, which are discussed below. In all instances, it is your responsibility to notify the Fund or your Financial Intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and discounts not available through a particular Financial Intermediary, shareholders will have to purchase Fund shares
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directly from the Fund or through another Financial Intermediary to receive these waivers or reductions. Please see the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A-1 of the Funds’ prospectus to determine any sales charge waivers and reductions that may be available to you through your Financial Intermediary.
More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.
Details About the Share Classes

Investor A Shares — Initial Sales Charge Option
The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.
California Fund, New Jersey Fund and Pennsylvania Fund
Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation as a % of Offering Price
Less than $100,000	4.25%	4.44%	4.00%
$100,000 but less than $250,000	3.25%	3.36%	3.00%
$250,000 and over[2]	0.00%	0.00%	—[2]

[1]	Rounded to the nearest one-hundredth percent.
[2]	If you invest $250,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.
No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends or capital gains.
Sales Charges Reduced or Eliminated for Investor A Shares
There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Sales Charge Option” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below).
Reductions or eliminations through a Letter of Intent or right of accumulation will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by (a) the investor, or (b) the investor’s spouse and any children and a trust, custodial account or fiduciary account for the benefit of any such individuals. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together.
See the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A-1 of the Funds’ prospectus for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.
Qualifying Holdings — Investor A and A1, Investor C, Investor P, Institutional, Class K and Premier Shares (in most BlackRock Funds), investments in certain unlisted closed-end management investment companies sponsored and advised by BlackRock or its affiliates (“Eligible Unlisted BlackRock Closed-End Funds”) and investments in the BlackRock CollegeAdvantage 529 Program.
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Qualifying Holdings may include shares held in accounts held at a Financial Intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the Letter of Intent and right of accumulation, the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employer-sponsored retirement plans if those shares are held in the name of a nominee or custodian.
In order to receive a reduced sales charge, at the time an investor purchases shares of a Fund, the investor should inform the Financial Intermediary and/or BlackRock Funds of any other shares of a Fund or any other BlackRock Fund or Eligible Unlisted BlackRock Closed-End Fund that qualify for a reduced sales charge. Failure by the investor to notify the Financial Intermediary or BlackRock Funds may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.
The Financial Intermediary or BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the Financial Intermediary, BlackRock Funds or Eligible Unlisted BlackRock Closed-End Funds may not be able to maintain this information.
For more information, see the SAI or contact your Financial Intermediary.
Letter of Intent
An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to make one or more of the following investments within the next 13 months which would, if bought all at once, qualify the investor for a reduced sales charge:
i.	Buy a specified amount of Investor A, Investor C, Investor P, Institutional, Class K and/or Premier Shares,
ii.	Make an investment in one or more Eligible Unlisted BlackRock Closed-End Funds and/or
iii.	Make an investment through the BlackRock CollegeAdvantage 529 Program in one or more BlackRock Funds.
The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund.
The market value of current holdings in the BlackRock Funds (including Investor A, Investor C, Investor P, Institutional, Class K and Premier Shares, Eligible Unlisted BlackRock Closed-End Funds and the BlackRock CollegeAdvantage 529 Program Class A and Class C Units) as of the date of commencement that are eligible under the Right of Accumulation may be counted towards the sales charge reduction.
The investor must notify the Fund of (i) any current holdings in the BlackRock Funds, Eligible Unlisted BlackRock Closed-End Funds and/or the BlackRock CollegeAdvantage 529 Program that should be counted towards the sales charge reduction and (ii) any subsequent purchases that should be counted towards the Letter of Intent.
During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.
Right of Accumulation
Investors have a “right of accumulation” under which any of the following may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge:
i.	The current value of an investor’s existing Investor A and A1, Investor C, Investor P, Institutional, Class K and Premier Shares in most BlackRock Funds,
ii.	The current value of an investor’s existing shares of Eligible Unlisted BlackRock Closed-End Funds and
iii.	The investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children.
Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.
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Other Front-End Sales Charge Waivers
The following persons may also buy Investor A Shares without paying a sales charge:
■	Certain employer-sponsored retirement plans. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs;
■	Rollovers of current investments through certain employer-sponsored retirement plans, provided the shares are transferred to the same BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Fund; or purchases by IRA programs that are sponsored by Financial Intermediary firms provided the Financial Intermediary firm has entered into a Class A Net Asset Value agreement with respect to such program with the Distributor;
■	Insurance company separate accounts;
■	Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Fund;
■	Persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution;
■	Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;
■	Persons associated with the Fund, the Fund’s manager, the Fund’s sub-adviser, transfer agent, Distributor, fund accounting agents, Barclays PLC (“Barclays”) and their respective affiliates (to the extent permitted by these firms) including: (a) officers, directors and partners; (b) employees and retirees; (c) employees of firms who have entered into selling agreements to distribute shares of BlackRock Funds; (d) immediate family members of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d);
■	State sponsored 529 college savings plans; and
■	Accounts opened directly with the Fund that do not have a Financial Intermediary associated with the account.
In addition, a sales charge waiver may be available for investors exchanging Investor P Shares of another BlackRock Fund for Investor A Shares of the Fund through an intermediary-processed exchange, provided that the investor had previously paid a sales charge with respect to such shares.
In addition, Financial Intermediaries may, in connection with a change in account type or otherwise in accordance with a Financial Intermediary’s policies and procedures, exchange one class of shares for Investor A Shares of the same Fund. In such cases, such exchange would not be subject to an Investor A Shares sales charge. The availability of Investor A Shares sales charge waivers may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your financial adviser.
See the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A-1 of the Funds’ prospectus for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.
Investor A Shares at Net Asset Value
If you invest $250,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”
If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front-end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.
Investor C Shares — Deferred Sales Charge Option
If you select Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.
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Prior to the Effective Date, Investor C Shares will automatically convert to Investor A Shares approximately ten years after the date of purchase. Effective November 23, 2020 (the “Effective Date”), Investor C Shares will automatically convert to Investor A Shares approximately eight years after the date of purchase. It is the Financial Intermediary’s responsibility to ensure that the shareholder is credited with the proper holding period. As of the Effective Date, certain Financial Intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods and therefore may not be able to process such conversions. In such instances, the automatic conversion of Investor C Shares to Investor A Shares will occur approximately eight years after the Effective Date. The automatic conversion of Investor C Shares to Investor A Shares is not a taxable event for Federal income tax purposes. Please consult your Financial Intermediary for additional information.
In addition, accounts that do not have a Financial Intermediary associated with them are not eligible to hold Investor C Shares, and any Investor C Shares held in such accounts will be automatically converted to Investor A Shares
See the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A-1 of the Funds’ prospectus for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.
You will also pay distribution fees of 0.75% and service fees of 0.25% for Investor C Shares each year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the Financial Intermediary who assists you in purchasing Fund shares.
The Distributor currently pays dealers a sales concession of 1.00% of the purchase price of Investor C Shares from its own resources at the time of sale. The Distributor pays the annual Investor C Shares distribution fee and the annual Investor C Shares service fee as an ongoing concession and as a shareholder servicing fee, respectively, to dealers for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. For certain employer-sponsored retirement plans, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession. This may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your financial adviser.
Contingent Deferred Sales Charge Waivers
The deferred sales charge relating to Investor A and Investor C Shares may be reduced or waived in certain circumstances, such as:
■	Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in a Fund through such plans;
■	Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares — How to Exchange Shares or Transfer Your Account”;
■	Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 72;
■	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59½ years old and you purchased your shares prior to October 2, 2006;
■	Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate;
■	Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);
■	Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;
■	Involuntary redemptions made of shares in accounts with low balances;
■	Certain redemptions made through the Systematic Withdrawal Plan (“SWP”) offered by a Fund, BlackRock or an affiliate;
■	Redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and
■	Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.

See the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A-1 of the Funds’ prospectus for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.
More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.
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Institutional Shares
Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Institutional Shares. A Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.
Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares on such brokerage platforms through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.
Eligible Institutional Share investors include the following:
■	Individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of a Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;
■	Clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with no minimum initial investment;
■	Clients investing through Financial Intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Fund, with a minimum initial investment of $1,000;
■	Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which is not subject to any minimum initial investment and may purchase shares of a Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;
■	Trust department clients of Bank of America, N.A. and its affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets, who are not subject to any minimum initial investment;
■	Holders of certain Bank of America Corporation (“BofA Corp.”) sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of the Fund, who are not subject to any minimum initial investment;
■	Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., Barclays or their respective affiliates and immediate family members of such persons, if they open an account directly with BlackRock, who are not subject to any minimum initial investment; and
■	Tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons.
The Fund reserves the right to modify or waive the above-stated policies at any time.
Distribution and Shareholder Servicing Payments

Each of the BlackRock California Municipal Series Trust and the BlackRock Multi-State Municipal Series Trust (each a “Trust” and together, the “Trusts”), on behalf of the Funds, has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act with respect to the Investor Shares that allows a Fund to pay distribution fees for the sale of its shares and/or shareholder servicing fees for certain services provided to its shareholders.
Under the Plan, Investor C Shares pay a distribution fee to the Distributor and/or its affiliates for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution and sales support services and to pay the Distributor and BlackRock and its affiliates for sales support services provided and related expenses incurred in connection with the sale of Investor C Shares. The distribution fees may also be used to pay Financial Intermediaries for sales support services and related expenses. All Investor C Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the Investor C Shares of a Fund. Institutional and Investor A Shares do not pay distribution fees.
Under the Plan, the Funds also pay shareholder servicing fees (also referred to as general shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor Shares of a Fund.
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The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor Shares of a Fund. All Investor Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.
In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor Shares:
■	Answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the customers’ investments;
■	Assisting customers in designating and changing dividend options, account designations and addresses; and
■	Providing other similar shareholder liaison services.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.
Because the fees paid by a Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor C Shares may over time cost investors more than the front-end sales charge on Investor A Shares.
For more information on the Plan, including a complete list of services provided thereunder, see the SAI.
Other Payments by the Funds
In addition to fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees a Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of a Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. You may also buy, sell, exchange and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid
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U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, a Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.
How to Buy Shares
	Your Choices	Important Information for You to Know
Initial Purchase	First, select the share class appropriate for you	Refer to the “Share Classes at a Glance” table in this prospectus (be sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional Shares, you will receive Investor A Shares).
Certain factors, such as the amount of your investment, your time frame for investing and your financial goals, may affect which share class you choose. Your Financial Intermediary can help you determine which share class is appropriate for you.
Next, determine the amount of your investment	Refer to the minimum initial investment in the “Share Classes at a Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor C Shares.
See “Account Information — Details About the Share Classes” for information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.
Have your Financial Intermediary submit your purchase order	The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day.
A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.
The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.
	Or contact BlackRock (for accounts held directly with BlackRock)	To purchase shares directly from BlackRock, call (800) 441-7762 and request a new account application. Mail the completed application along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application.
Add to Your Investment	Purchase additional shares	For Investor A and Investor C Shares, the minimum investment for additional purchases is generally $50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum for additional purchases). The minimums for additional purchases may be waived under certain circumstances. Institutional Shares have no minimum for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares, you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
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Your Choices	Important Information for You to Know
Add to Your Investment (continued)	Or contact BlackRock (for accounts held directly with BlackRock)	Purchase by Telephone: Call (800) 441-7762 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.
Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.
Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit (“VRU”) service at (800) 441-7762.
Purchase by Internet:
You may purchase your shares and view activity in your account by logging onto the BlackRock website at www.blackrock.com. Purchases made on the Internet using the Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders of Institutional Shares placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial Intermediary or BlackRock for further information. The Fund limits Internet purchases in shares of the Fund to $25,000 per trade. Different maximums may apply to certain institutional investors.
Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.
The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates incurred through fraudulent activity.

Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441-7762 or contact your Financial Intermediary (if your account is not held directly with BlackRock).
Participate in the AIP	BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account.
Refer to the “Account Services and Privileges” section of this prospectus for additional information.
How to Pay for Shares	Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the second business day (in the case of Investor Shares) or the first business day (in the case of Institutional Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.
For shares purchased directly from the Fund, a check payable to BlackRock Funds which bears the name of the Fund must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

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How to Sell Shares
Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order	You can make redemption requests through your Financial Intermediary. Shareholders should indicate whether they are redeeming Investor A Shares, Investor C Shares or Institutional Shares. The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
Regardless of the method the Fund uses to make payment of your redemption proceeds (check, wire or ACH), your redemption proceeds typically will be sent one to two business days after your request is submitted, but in any event, within seven days.
Certain Financial Intermediaries may charge a fee to process a redemption of shares.
The Fund may reject an order to sell shares under certain circumstances.
Selling shares held directly with BlackRock	Methods of Redeeming
Redeem by Telephone:
You may redeem Investor Shares held directly with BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through ACH or wire transfer. Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details.
You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.
The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.
During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.
Redeem by VRU: Investor Shares may also be redeemed by use of the Fund’s automated VRU service. Payment for Investor Shares redeemed by the VRU service may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.
Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.
Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019 or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01581. All shareholders on the account must sign the
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Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.
Payment of Redemption Proceeds
Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.
Payment by Check: BlackRock will normally mail redemption proceeds within three business days following receipt of a properly completed request, but in any event within seven days. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.
Each Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.
Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.
If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.
The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the Fund’s custodian is also open for business. Payment
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Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.
The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.
***

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.
Redemption Proceeds	Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of the Fund’s portfolio may be comprised of less-liquid investments, the Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) borrowing under a line of credit it has entered into with a group of lenders, (ii) borrowing from another BlackRock Fund pursuant to an interfund lending program, to the extent permitted by the Fund’s investment policies and restrictions as set forth in the SAI, and/or (iii) transferring portfolio securities in-kind to you. The SAI includes more information about the Fund’s line of credit and interfund lending program, to the extent applicable.
If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

How to Exchange Shares or Transfer Your Account
Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”)	Investor or Institutional Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund, to the extent such shares are offered by your Financial Intermediary.
You can exchange $1,000 or more of Investor Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of Investor Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of the Fund may make exchanges into Institutional Shares of other BlackRock Funds except for investors holding shares through certain client accounts at Financial Intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Institutional Shares.
You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors.
Some of the BlackRock Funds impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.
To exercise the exchange privilege, you may contact your Financial Intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your new account
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Your Choices	Important Information for You to Know
Exchange Privilege (continued)	Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”) (continued)	application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For U.S. federal income tax purposes, a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other Financial Intermediary before making an exchange request.
Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary	You may transfer your shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.
Transfer to a non-participating Financial Intermediary	You must either:
• Transfer your shares to an account with the Fund; or
• Sell your shares, paying any applicable deferred sales charge.
If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com for additional information as well as forms and applications. Otherwise, please contact your Financial Intermediary for assistance in requesting one or more of the following services and privileges.
Automatic Investment Plan	Allows systematic investments on a periodic basis from your checking or savings account.	BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account. You may apply for this option upon account opening or by completing the AIP application. The minimum investment amount for an automatic investment is $50 per portfolio.
Dividend Allocation Plan	Automatically invests your distributions into another BlackRock Fund of your choice pursuant to your instructions, without any fees or sales charges.	Dividend and capital gains distributions may be reinvested in your account to purchase additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your distributions to your bank account (checking or savings), to purchase shares of another fund at BlackRock without any fees or sales charges, or by check to a special payee. Please call (800) 441-7762 for details. If investing in another fund at BlackRock, the receiving fund must be open to new purchases.
EZ Trader	Allows an investor to purchase or sell Investor Shares by telephone or over the Internet through ACH.	(NOTE: This option is offered to shareholders whose accounts are held directly with BlackRock. Please speak with your Financial Intermediary if your account is held elsewhere.)
Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.
Prior to placing a telephone or Internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been
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EZ Trader (continued)	Allows an investor to purchase or sell Investor Shares by telephone or over the Internet through ACH. (continued)	updated on your account. Once this is established, you may place your request to sell shares with a Fund by telephone or Internet. Proceeds will be sent to your pre-designated bank account.
Systematic Exchange Plan	This feature can be used by investors to systematically exchange money from one fund to up to four other funds.	A minimum of $10,000 in the initial BlackRock Fund is required, and investments in any additional funds must meet minimum initial investment requirements.
Systematic Withdrawal Plan	This feature can be used by investors who want to receive regular distributions from their accounts.	To start an SWP, a shareholder must have a current investment of $10,000 or more in a BlackRock Fund.
Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form, which may be obtained from BlackRock. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.
To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours’ notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor A or Investor C Shares in excess of this limit will still pay any applicable CDSC.
Ask your Financial Intermediary for details.
Reinstatement Privilege		If you redeem Investor A or Institutional Shares and buy new Investor A Shares of the same or another BlackRock Fund (equal to all or a portion of the redemption amount) within 90 days of such redemption, you will not pay a sales charge on the new purchase amount. This right may be exercised within 90 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the Financial Intermediary of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:
■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
■	Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
■	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.
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You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.
Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock or by Financial Intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, if you choose to leave the fee-based program, you may have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you may pay any applicable sales charges or redemption fees. Please speak to your Financial Intermediary for information about specific policies and procedures applicable to your account.
Generally, upon termination of a fee-based program, the shares may be liquidated or the shares can be held in an account. In certain instances, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program may be eligible to purchase additional shares of the respective share class of the Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are permitted only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares. Please speak to your Financial Intermediary for more information.
Certain Financial Intermediaries may, in connection with a change in account type (for example, due to leaving a fee-based program or upon termination of the fee-based program) or otherwise in accordance with the Financial Intermediary’s policies and procedures, exchange the share class held in the program for another share class of the same fund, provided that the exchanged shares are not subject to a sales charge and the shareholder meets the eligibility requirements of the new share class. Please speak to your Financial Intermediary for information about specific policies and procedures applicable to your account.
Details about the features of each fee-based program and the relevant charges, terms and conditions are included in the client agreement for each fee-based program and are available from your Financial Intermediary. Please speak to your Financial Intermediary for more information.
Short-Term Trading Policy

The Board of Trustees of each Fund (the “Board”) has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor Shares and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.
A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of a fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Funds — Valuation of Fund Investments” below.
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The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to a Fund or its shareholders.
If as a result of its own investigation, information provided by a Financial Intermediary or other third-party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by a Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.
There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.
The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.
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Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $7.317 trillion in investment company and other portfolio assets under management as of June 30, 2020.
Each Fund has entered into a management agreement (the “Management Agreement”) with BlackRock. Under the Management Agreement, BlackRock receives for its services to each Fund a fee based on each Fund’s average daily net assets.
With respect to the California Fund, the maximum annual management fees that can be paid to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.38%
$1 billion - $3 billion	0.36%
$3 billion - $5 billion	0.34%
$5 billion - $10 billion	0.33%
Greater than $10 billion	0.32%

With respect to each of the New Jersey Fund and the Pennsylvania Fund, the maximum annual management fees that can be paid to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.52%
$1 billion - $3 billion	0.49%
$3 billion - $5 billion	0.47%
$5 billion - $10 billion	0.45%
Greater than $10 billion	0.44%

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of advisory fees each Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of each Trust or by a vote of a majority of the outstanding voting securities of each Fund.
For the fiscal year ended May 31, 2020, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock as a percentage of each Fund’s average daily net assets were:
California Fund	0.35%
New Jersey Fund	0.40%
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Pennsylvania Fund	0.43%

BlackRock has agreed to cap net expenses of each Fund (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Funds at the levels shown below and in each Fund’s fees and expenses table in the Fund Overview section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.
With respect to each Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.
Contractual Caps on Total Annual Fund Operating Expenses* (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]	Total Annual
Fund Operating
Expenses* after
giving effect to
all applicable expense
limitation provisions
(excluding Interest
Expense, Dividend
Expense, Acquired
Fund Fees and
Expenses and
certain other
		Fund expenses)
California Fund
Investor A Shares	0.69%	0.68%
Investor C Shares	1.44%	1.43%
Institutional Shares	0.44%	0.43%
New Jersey Fund
Investor A Shares	0.77%	0.77%
Investor C Shares	1.52%	1.52%
Institutional Shares	0.52%	0.52%
Pennsylvania Fund
Investor A Shares	0.79%	0.79%
Investor C Shares	1.54%	1.54%
Institutional Shares	0.54%	0.54%

*	As a percentage of average daily net assets.
[1]	The contractual caps are in effect through September 30, 2021. The contractual agreement may be terminated with respect to a Fund upon 90 days’ notice by a majority of the non-interested trustees of its respective Trust or by a vote of a majority of the outstanding voting securities of the Fund.
The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual cap on net expenses will be reduced by the amount of the affiliated money market fund waiver.
As stated above, the waivers and reimbursements made pursuant to the contractual expense caps and described in the table above do not include Interest Expense. A Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. The Fund incurs Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments.
A discussion of the basis for each Board’s approval of the Management Agreements with BlackRock is included in each Fund’s annual shareholder report for the fiscal year ended May 31, 2020.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market
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or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.
Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. On March 8, 2019, the plaintiffs provided notice that they were appealing both the February 8, 2019 post-trial order and the June 13, 2018 order partially granting Defendants’ motion for summary judgment. On May 28, 2020, the appellate court affirmed the trial court’s orders. On June 26, 2020, the plaintiffs petitioned the appeals court for a rehearing, which was denied on July 9, 2020. The Defendants continue to believe the claims in the lawsuit are without merit.
Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.
California Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA, Peter Hayes, James Pruskowski and Michael Kalinoski, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1993	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Peter Hayes, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2006; Head of Municipal Bonds within BlackRock Fixed Income Portfolio Management Group since 2006.
James Pruskowski, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2006.
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Portfolio Manager	Primary Role	Since	Title and Recent Biography
Michael Kalinoski, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2006.

New Jersey Fund
The Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

Pennsylvania Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the
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ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. The Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Funds. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trusts, on behalf of the Funds, have retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on a Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge or redemption fee. Each Fund calculates the net asset value of each class of its shares each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received.
Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses. Investor A Shares will have a higher net asset value than Investor C Shares. Also, dividends paid on Investor A and Institutional Shares will generally be higher than dividends paid on Investor C Shares because Investor A and Institutional Shares have lower expenses.
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Equity securities and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Each Fund values fixed-income portfolio securities and non-exchange traded derivatives using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Fund’s Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Funds may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost.
Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares.
Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.
When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by a Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.
For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.
Each Fund may accept orders from certain authorized Financial Intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed taxable ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.
Each Fund will distribute net investment income, if any, monthly and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
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Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your Financial Intermediary or the respective Fund.
You will pay tax on dividends from a Fund (other than exempt-interest dividends) whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as exempt-interest dividends, capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Each Fund intends to make income distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from California, New Jersey or Pennsylvania personal income taxes, respectively, with respect to the California Fund, the New Jersey Fund and the Pennsylvania Fund. Some distributions may be taxable.
Each Fund will purchase a municipal security only if it is accompanied by an opinion of bond counsel, delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes and exempt from personal income taxes in California, New Jersey or Pennsylvania, as applicable (i.e., “tax-exempt”). For purposes of each Fund’s investment strategies, municipal securities and municipal bonds do not include certain tax credit bonds or tax subsidy bonds issued by municipalities and/or states, the interest on which is taxable for Federal income tax purposes. Holders of tax credit bonds may be entitled to be allocated income tax credits of certain amounts. To the extent dividends distributed by a Fund are derived from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. Interest income from other investments and income from derivatives may produce taxable dividend distributions.
Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by a Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property
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tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Dividend distributions derived from taxable interest income or capital gains realized by a Fund on portfolio securities or derivative instruments, if any, will be subject to Federal income tax and applicable state and local taxes.
The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by a Fund from swap agreements will generally produce taxable income, while payments made by a Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
If you redeem or exchange Fund shares, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.
Generally, within 60 days after the end of the calendar year, the Fund or your Financial Intermediary will tell you the amount of exempt-interest dividends, taxable dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you, regardless of how long you have held your shares in the Fund. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.
California Fund
So long as, at the close of each quarter of the California Fund’s taxable year, at least 50% of the value of the California Fund’s total assets consists of California municipal securities or certain United States, Puerto Rico, Virgin Islands or Guam government obligations the income from which is exempt from California personal income taxation (collectively “CA-Exempt Obligations”), exempt-interest dividends (i) paid by the California Fund in an amount not exceeding the interest received on such CA-Exempt Obligations during the California Fund’s taxable year, and (ii) designated by the California Fund as exempt-interest dividends (in a written notice mailed to the California Fund’s shareholders not later than 60 days after the close of the California Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to CA-Exempt Obligations that are paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to CA-Exempt Obligations that are paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states and municipalities other than California and its political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from Federal income tax. Interest on indebtedness incurred or continued by a shareholder of the California Fund to purchase or carry shares of the California Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Code, relating to regulated investment companies, in certain potentially material respects.
New Jersey Fund
To the extent that the distributions by the New Jersey Fund are derived from interest or gains from New Jersey municipal bonds and the Fund meets certain state tax requirements, the distributions are also exempt from New Jersey Gross Income Tax. Interest income from other investments may produce taxable dividend distributions. Dividends derived from capital gains realized by the New Jersey Fund may be subject to New Jersey Gross Income Tax to the extent not attributable to gains from New Jersey municipal bonds. If you are subject to income tax in a state other than New Jersey, distributions by the New Jersey Fund derived from interest or gains from New Jersey municipal bonds generally will not be exempt from income tax in that state.
However, the New Jersey Gross Income Tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from the Fund are included in the tax base for purposes of computing the net income tax portion of the Corporation Business Tax. Furthermore, any gain upon the redemption
70

or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.
Shares of the New Jersey Fund are not subject to property taxation by New Jersey.
Pennsylvania Fund
Distributions by the Pennsylvania Fund that are derived from interest on Pennsylvania municipal bonds or from direct obligations of the United States are exempt from Pennsylvania state personal income taxes. However, distributions attributable to capital gains derived by the Pennsylvania Fund as well as distributions derived from investments other than Pennsylvania municipal bonds (or from direct obligations of the United States) will be taxable for Pennsylvania personal income tax purposes. Distributions derived from interest on obligations that are merely backed or guaranteed by the U.S. Government (e.g., GNMAs, FNMAs), or on repurchase agreements collateralized by U.S. Government securities, are not exempt from the Pennsylvania personal income tax.
In the case of residents of the City of Philadelphia, distributions by the Pennsylvania Fund that are derived from interest on Pennsylvania municipal bonds (or from direct obligations of the United States) and distributions that are designated as capital gain dividends for federal income tax purposes, also will be exempt from the Philadelphia School District investment net income tax.
Other Pennsylvania counties, cities and townships generally do not tax individuals on unearned income.
To the extent exempt-interest dividends attributable to Pennsylvania municipal bonds are excluded from taxable income for federal corporate income tax purposes (determined before net operating loss carryovers and special deductions), they will not be subject to the Pennsylvania corporate net income tax. Distributions from the Pennsylvania Fund derived from interest on direct obligations of the United States also are exempt from the Pennsylvania corporate net income tax. Distributions by the Pennsylvania Fund that are attributable to other sources (including indirect obligations of the United States such as GNMAs, FNMAs) generally are not exempt and are subject to the corporate net income tax.
If you are subject to income tax in a state other than Pennsylvania, the dividends derived from Pennsylvania municipal bonds generally will not be exempt from income tax in that state.
This discussion does not address the extent, if any, to which shares of the Pennsylvania Fund, or interest and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above. For the complete provisions, reference should be made to the applicable state laws. The state laws described above are subject to change by legislative, judicial, or administrative action either prospectively or retroactively. Shareholders of the Fund should consult their tax advisers about other state and local tax consequences of their investment in the Fund.
This section summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Funds under all applicable tax laws.
71

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose reports, along with each Fund’s financial statements, are included in each Fund’s Annual Report, which is available upon request.
BlackRock California Municipal Opportunities Fund
	Institutional
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$12.71	$12.76	$12.60	$12.73	$12.33
Net investment income(a)	0.27	0.34	0.34	0.36	0.39
Net realized and unrealized gain (loss)	(0.50)	0.19	0.20	(0.13)	0.40
Net increase (decrease) from investment operations	(0.23)	0.53	0.54	0.23	0.79
Distributions(b)
From net investment income	(0.27)	(0.34)	(0.34)	(0.36)	(0.39)
From net realized gain	—	(0.24)	(0.04)	—	—
Total distributions	(0.27)	(0.58)	(0.38)	(0.36)	(0.39)
Net asset value, end of year	$12.21	$12.71	$12.76	$12.60	$12.73
Total Return(c)
Based on net asset value	(1.85)%	4.28%	4.37%	1.88%	6.54%
Ratios to Average Net Assets(d)
Total expenses(e)	0.57%	0.63%	0.57%	0.61%	0.68%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.55%	0.61%	0.54%	0.54%	0.66%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, and amortization of offering costs(f)	0.43%	0.44%	0.44%	0.46%	0.62%
Net investment income	2.13%	2.70%	2.68%	2.88%	3.10%
Supplemental Data
Net assets, end of year (000)	$1,865,633	$2,016,387	$1,190,045	$611,571	$494,888
Borrowings outstanding, end of year (000)	$148,145	$253,167	$141,267	$60,642	$40,310
Portfolio turnover rate	117%	126%	129%	142%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.02%	0.01%	0.01%	—%

(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Expense ratios	0.56%	0.62%	0.57%	N/A	0.68%

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
72

Financial Highlights (continued)

BlackRock California Municipal Opportunities Fund (continued)
	Investor A
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$12.70	$12.75	$12.58	$12.71	$12.32
Net investment income(a)	0.24	0.31	0.31	0.33	0.36
Net realized and unrealized gain (loss)	(0.51)	0.19	0.21	(0.13)	0.40
Net increase (decrease) from investment operations	(0.27)	0.50	0.52	0.20	0.76
Distributions(b)
From net investment income	(0.24)	(0.31)	(0.31)	(0.33)	(0.37)
From net realized gain	—	(0.24)	(0.04)	—	—
Total distributions	(0.24)	(0.55)	(0.35)	(0.33)	(0.37)
Net asset value, end of year	$12.19	$12.70	$12.75	$12.58	$12.71
Total Return(c)
Based on net asset value	(2.18)%	4.02%	4.19%	1.63%	6.23%
Ratios to Average Net Assets(d)
Total expenses(e)	0.82%	0.88%	0.81%	0.85%	0.93%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.80%	0.86%	0.79%	0.79%	0.88%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.68%	0.69%	0.69%	0.71%	0.84%
Net investment income	1.88%	2.45%	2.45%	2.64%	2.87%
Supplemental Data
Net assets, end of year (000)	$1,069,541	$941,069	$631,410	$438,543	$364,093
Borrowings outstanding, end of year (000)	$148,145	$253,167	$141,267	$60,642	$40,310
Portfolio turnover rate	117%	126%	129%	142%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.02%	0.01%	0.01%	—%

(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Expense ratios	0.82%	0.88%	0.81%	0.85%	N/A

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
73

Financial Highlights (continued)

BlackRock California Municipal Opportunities Fund (concluded)
	Investor C
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$12.71	$12.76	$12.60	$12.73	$12.33
Net investment income(a)	0.14	0.21	0.22	0.24	0.27
Net realized and unrealized gain (loss)	(0.50)	0.19	0.20	(0.13)	0.40
Net increase (decrease) from investment operations	(0.36)	0.40	0.42	0.11	0.67
Distributions(b)
From net investment income	(0.14)	(0.21)	(0.22)	(0.24)	(0.27)
From net realized gain	—	(0.24)	(0.04)	—	—
Total distributions	(0.14)	(0.45)	(0.26)	(0.24)	(0.27)
Net asset value, end of year	$12.21	$12.71	$12.76	$12.60	$12.73
Total Return(c)
Based on net asset value	(2.82)%	3.24%	3.33%	0.87%	5.51%
Ratios to Average Net Assets(d)
Total expenses	1.57%(e)	1.63%(e)	1.57%(e)	1.61%(e)	1.70%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.56%	1.61%	1.54%	1.54%	1.64%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	1.43%	1.44%	1.44%	1.46%	1.60%
Net investment income	1.14%	1.70%	1.70%	1.89%	2.14%
Supplemental Data
Net assets, end of year (000)	$144,972	$150,543	$124,032	$112,978	$103,993
Borrowings outstanding, end of year (000)	$148,145	$253,167	$141,267	$60,642	$40,310
Portfolio turnover rate	117%	126%	129%	142%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.02%	0.01%	0.01%	—%

(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
74

Financial Highlights (continued)

BlackRock New Jersey Municipal Bond Fund
	Institutional
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.30	$11.05	$11.05	$11.38	$11.01
Net investment income(a)	0.37	0.40	0.40	0.39	0.40
Net realized and unrealized gain (loss)	(0.46)	0.25	0.00(b)	(0.33)	0.37
Net increase (decrease) from investment operations	(0.09)	0.65	0.40	0.06	0.77
Distributions from net investment income(c)	(0.37)	(0.40)	(0.40)	(0.39)	(0.40)
Net asset value, end of year	$10.84	$11.30	$11.05	$11.05	$11.38
Total Return(d)
Based on net asset value	(0.89)%	6.05%	3.69%	0.56%	7.13%
Ratios to Average Net Assets(e)
Total expenses	0.81%	0.85%	0.84%	0.80%	0.81%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.63%	0.65%	0.64%	0.66%	0.75%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.52%	0.52%	0.54%	0.61%	0.72%
Net investment income	3.27%	3.65%	3.60%	3.51%	3.58%
Supplemental Data
Net assets, end of year (000)	$188,512	$178,716	$152,759	$141,585	$135,174
Borrowings outstanding, end of year (000)	$22,054	$16,419	$16,419	$9,281	$9,281
Portfolio turnover rate	21%	15%	16%	21%	7%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	—%	0.01%	—%

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
75

Financial Highlights (continued)

BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.31	$11.06	$11.06	$11.39	$11.02
Net investment income(a)	0.34	0.37	0.37	0.37	0.38
Net realized and unrealized gain (loss)	(0.46)	0.25	(0.00)(b)	(0.33)	0.38
Net increase (decrease) from investment operations	(0.12)	0.62	0.37	0.04	0.76
Distributions from net investment income(c)	(0.34)	(0.37)	(0.37)	(0.37)	(0.39)
Net asset value, end of year	$10.85	$11.31	$11.06	$11.06	$11.39
Total Return(d)
Based on net asset value	(1.13)%	5.79%	3.43%	0.36%	6.99%
Ratios to Average Net Assets(e)
Total expenses	1.02%	1.05%	1.02%	0.99%	0.99%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.88%	0.90%	0.89%	0.86%	0.87%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.77%	0.77%	0.79%	0.82%	0.84%
Net investment income	3.01%	3.39%	3.35%	3.29%	3.44%
Supplemental Data
Net assets, end of year (000)	$106,048	$90,055	$72,565	$77,920	$81,164
Borrowings outstanding, end of year (000)	$22,054	$16,419	$16,419	$9,281	$9,281
Portfolio turnover rate	21%	15%	16%	21%	7%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	—%	0.01%	—%

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
76

Financial Highlights (continued)

BlackRock New Jersey Municipal Bond Fund (concluded)
	Investor C
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.30	$11.05	$11.05	$11.38	$11.00
Net investment income(a)	0.25	0.29	0.29	0.28	0.30
Net realized and unrealized gain (loss)	(0.45)	0.25	0.00(b)	(0.33)	0.38
Net increase (decrease) from investment operations	(0.20)	0.54	0.29	(0.05)	0.68
Distributions from net investment income(c)	(0.26)	(0.29)	(0.29)	(0.28)	(0.30)
Net asset value, end of year	$10.84	$11.30	$11.05	$11.05	$11.38
Total Return(d)
Based on net asset value	(1.87)%	5.00%	2.65%	(0.41)%	6.28%
Ratios to Average Net Assets(e)
Total expenses	1.76%	1.79%	1.78%	1.73%	1.73%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.63%	1.64%	1.64%	1.62%	1.64%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	1.52%	1.52%	1.54%	1.57%	1.61%
Net investment income	2.26%	2.64%	2.60%	2.53%	2.67%
Supplemental Data
Net assets, end of year (000)	$32,313	$31,234	$29,509	$29,276	$30,810
Borrowings outstanding, end of year (000)	$22,054	$16,419	$16,419	$9,281	$9,281
Portfolio turnover rate	21%	15%	16%	21%	7%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	—%	0.01%	—%

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
77

Financial Highlights (continued)

BlackRock Pennsylvania Municipal Bond Fund
	Institutional
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.11	$10.98	$11.21	$11.58	$11.31
Net investment income(a)	0.38	0.43	0.45	0.46	0.46
Net realized and unrealized gain (loss)	(0.36)	0.13	(0.23)	(0.37)	0.27
Net increase from investment operations	0.02	0.56	0.22	0.09	0.73
Distributions from net investment income(b)	(0.38)	(0.43)	(0.45)	(0.46)	(0.46)
Net asset value, end of year	$10.75	$11.11	$10.98	$11.21	$11.58
Total Return(c)
Based on net asset value	0.14%	5.22%	2.02%	0.81%	6.59%
Ratios to Average Net Assets
Total expenses	0.93%(d)	1.04%	0.97%	0.95%	0.87%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.75%(d)	0.84%	0.78%	0.78%	0.79%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, and amortization of offering costs(e)	0.54%(d)	0.54%	0.55%	0.61%	0.71%
Net investment income	3.44%(d)	3.93%	4.06%	4.05%	4.04%
Supplemental Data
Net assets, end of year (000)	$370,399	$379,911	$356,315	$298,557	$327,314
Borrowings outstanding, end of year (000)	$64,784	$64,404	$70,199	$59,064	$49,627
Portfolio turnover rate	26%	23%	17%	18%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
78

Financial Highlights (continued)

BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.13	$10.99	$11.22	$11.59	$11.32
Net investment income(a)	0.35	0.40	0.42	0.43	0.44
Net realized and unrealized gain (loss)	(0.37)	0.14	(0.23)	(0.37)	0.27
Net increase (decrease) from investment operations	(0.02)	0.54	0.19	0.06	0.71
Distributions from net investment income(b)	(0.35)	(0.40)	(0.42)	(0.43)	(0.44)
Net asset value, end of year	$10.76	$11.13	$10.99	$11.22	$11.59
Total Return(c)
Based on net asset value	(0.20)%	5.05%	1.76%	0.59%	6.40%
Ratios to Average Net Assets
Total expenses	1.09%(d)	1.19%	1.16%	1.11%	1.04%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%(d)	1.09%	1.03%	1.00%	0.97%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(e)	0.79%(d)	0.79%	0.80%	0.83%	0.89%
Net investment income	3.19%(d)	3.67%	3.82%	3.83%	3.85%
Supplemental Data
Net assets, end of year (000)	$131,336	$110,756	$98,414	$130,405	$88,994
Borrowings outstanding, end of year (000)	$64,784	$64,404	$70,199	$59,064	$49,627
Portfolio turnover rate	26%	23%	17%	18%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
79

Financial Highlights (concluded)

BlackRock Pennsylvania Municipal Bond Fund (concluded)
	Investor C
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.12	$10.99	$11.22	$11.59	$11.32
Net investment income(a)	0.27	0.32	0.34	0.35	0.35
Net realized and unrealized gain (loss)	(0.36)	0.13	(0.23)	(0.37)	0.27
Net increase (decrease) from investment operations	(0.09)	0.45	0.11	(0.02)	0.62
Distributions from net investment income(b)	(0.27)	(0.32)	(0.34)	(0.35)	(0.35)
Net asset value, end of year	$10.76	$11.12	$10.99	$11.22	$11.59
Total Return(c)
Based on net asset value	(0.85)%	4.18%	1.01%	(0.17)%	5.57%
Ratios to Average Net Assets
Total expenses	1.85%(d)	1.95%	1.87%	1.84%	1.76%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.75%(d)	1.84%	1.78%	1.76%	1.76%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(e)	1.54%(d)	1.54%	1.54%	1.59%	1.68%
Net investment income	2.44%(d)	2.93%	3.06%	3.08%	3.07%
Supplemental Data
Net assets, end of year (000)	$29,078	$29,936	$32,105	$33,427	$34,195
Borrowings outstanding, end of year (000)	$64,784	$64,404	$70,199	$59,064	$49,627
Portfolio turnover rate	26%	23%	17%	18%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
80

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
■	Access the BlackRock website at http://www.blackrock.com/edelivery; and
■	Log into your account.
Delivery of Shareholder Documents
The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.
Certain Fund Policies

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism, or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
81

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about each Fund, including how each Fund invests, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.
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Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.
Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.
Custom New Jersey Index — a customized benchmark that reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
Custom Pennsylvania Index — a customized benchmark that reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Management Fee — a fee paid to BlackRock for managing each Fund.
Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Shareholder Fees — fees paid directly by a shareholder, including sales charges that you may pay when you buy or sell shares of a Fund.
S&P® California Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within California.
S&P® Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.
S&P® New Jersey Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within New Jersey.
S&P® Pennsylvania Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within Pennsylvania.
83

Intermediary-Defined Sales Charge Waiver Policies

Intermediary-Defined Sales Charge Waiver Policies

Ameriprise Financial:
Investor A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial
The following information applies to Investor A Shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial.
Effective June 1, 2018, shareholders purchasing Investor A shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
■	Shares purchased through an Ameriprise Financial investment advisory program (if an advisory or similar share class for such investment advisory program is not available)
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an advisory or similar share class for such investment advisory program is not available)
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within BlackRock Funds)
■	Shares exchanged from Investor C Shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Investor C Shares for load waived shares, that waiver will also apply to such exchanges
■	Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members
■	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor (“FA”) and/or the FA’s spouse, FA’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), FA’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant
■	Shares purchased from the proceeds of redemptions within BlackRock Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (i.e. Rights of Reinstatement)

Edward D. Jones & Co.:
Effective on or after May 1, 2020, clients of Edward D. Jones & Co. (“Edward Jones”) (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which may differ from breakpoints and waivers described elsewhere in this prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BlackRock Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.
Breakpoints
Rights of Accumulation (“ROA”)
■	The applicable sales charge on a purchase of Investor A Shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of BlackRock Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.
■	ROA is determined by calculating the higher of cost or market value (current shares multiplied by NAV).
Letter of Intent (“LOI”)
■	Through a LOI, a shareholder can receive the sales charge and breakpoint discounts for purchases such shareholder intends to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible BlackRock Funds assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charges previously paid. Sales charges will be adjusted if the LOI is not met.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■	Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.
■	Shares purchased in an Edward Jones fee-based advisory program.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■	Shares purchased from the proceeds of redeemed shares of BlackRock Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account (“IRA”) with proceeds from liquidations in a non-retirement account.
■	Shares exchanged into Investor A Shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSCs due to BlackRock, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■	Exchanges from Investor C Shares to Investor A Shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■	The death or disability of the shareholder
■	Systematic withdrawals with up to 10% per year of the account value
■	Return of excess contributions from an IRA

■	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
■	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
■	Shares exchanged in an Edward Jones fee-based program
■	Shares acquired through a Right of Reinstatement
Other Important Information Regarding Transactions at Edward Jones
Minimum Purchase Amounts for Investor A and Investor C Shares
■	$250 initial purchase minimum
■	$50 subsequent purchase minimum
Minimum Balances
■	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■	A fee-based account held on an Edward Jones platform
■	A 529 account held on an Edward Jones platform
■	An account with an active systematic investment plan or LOI
Exchanging Share Classes
■	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Investor A Shares of the same fund at NAV, provided that Edward Jones will be responsible for any remaining CDSC due to BlackRock, if applicable, and that the shareholders meet the eligibility requirements of the new share class.

Janney Montgomery Scott LLC:
Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end sales charge* waivers on Investor A shares available at Janney
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other BlackRock Fund).
■	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■	Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (i.e., right of reinstatement).
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■	Shares acquired through a right of reinstatement.
■	Investor C shares that are no longer subject to a contingent deferred sales charge and are converted to Investor A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Investor A and C shares available at Janney
■	Shares sold upon the death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus or SAI.
■	Shares purchased in connection with a return of excess contributions from an IRA account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■	Shares acquired through a right of reinstatement.
■	Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■	Breakpoints as described in the Fund’s prospectus or SAI.
■	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Janney. Eligible BlackRock Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a BlackRock Fund, over a 13-month time period. Eligible BlackRock Fund assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
*Also referred to as an “initial sales charge.”

Merrill Lynch:
Shareholders purchasing Fund shares through a Merrill Lynch platform or account (excluding shares purchased from or through the Fund, the Fund’s distributor or any non-Merrill Lynch platform or account, even if Merrill Lynch serves as broker-dealer of record for such shares) will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Charge Waivers on Investor A Shares available at Merrill Lynch
■	Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan/plan participants
■	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
■	Shares purchased through a Merrill Lynch affiliated investment advisory program
■	Exchanges of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from such Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales charge discounts and waivers
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
■	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other BlackRock Fund)
■	Shares exchanged from Investor C (i.e. level-load) shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales charge discounts and waivers
■	Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members
■	Shares purchased by directors of the Fund, and employees of BlackRock or any of its affiliates, as described in the prospectus
■	Eligible shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
CDSC Waivers on Investor A and C Shares available at Merrill Lynch
■	Shares sold due to death or disability of the shareholder
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
■	Shares bought due to return of excess contributions from an IRA Account
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
■	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
■	Shares acquired through a Right of Reinstatement
■	Investor A and C Shares of a Fund held in the following IRA or other retirement brokerage accounts: Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Account and Medical Savings Accounts that are exchanged for Institutional shares of the same Fund due to transfer to certain fee based accounts or platforms
■	Investor A Shares sold, where such Investor A Shares were received as a result of exchanges of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales charge discounts and waivers
Front-end Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■	Breakpoints as described in this prospectus

■	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible BlackRock Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
■	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases of BlackRock Funds, through Merrill Lynch, over a 13-month period of time

Morgan Stanley Wealth Management:
Morgan Stanley Wealth Management Investor A Share Front-End Sales Charge Waiver
Effective July 1, 2018, Morgan Stanley Wealth Management clients purchasing Investor A Shares of the Fund through Morgan Stanley’s transactional brokerage accounts are entitled to a waiver of the front-end sales charge in the following circumstances:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans does not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
■	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
■	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
■	Shares purchased through a Morgan Stanley self-directed brokerage account
■	Investor C Shares that are no longer subject to a contingent deferred sales charge and are exchanged for Investor A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
■	Shares purchased from the proceeds of redemptions within BlackRock Funds under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales charge
Unless specifically described above, no other front-end sales charge waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients through Morgan Stanley’s transactional brokerage accounts.

Oppenheimer & Co. Inc.:
Effective May 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Investor A Shares available at OPCO
■	Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■	Shares purchased by or through a 529 Plan
■	Shares purchased through an OPCO affiliated investment advisory program
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other BlackRock Fund)
■	Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
■	A shareholder in the Fund’s Investor C Shares will have their shares converted at net asset value to Investor A Shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■	Shares purchased by employees and registered representatives of OPCO or its affiliates and their family members
■	Shares purchased by directors or trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on Investor A and C Shares available at OPCO
■	Shares sold due to death or disability of the shareholder
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
■	Shares bought due to return of excess contributions from an IRA account
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
■	Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■	Breakpoints as described in this prospectus
■	Rights of Accumulation (“ROA”) and Letters of Intent (“LOI”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at OPCO. Eligible BlackRock Fund assets not held at OPCO may be included in the ROA or LOI calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and Each Entity’s Affiliates (“Raymond James”):
Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-End Sales Charge Waivers on Investor A Shares Available at Raymond James
■	Shares purchased in a Raymond James investment advisory program.
■	Shares purchased of the same Fund or another BlackRock Fund through a systematic reinvestment of capital gains distributions and dividend distributions.
■	Shares purchased by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■	Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■	A shareholder in the Fund’s Investor C shares will have their shares converted at net asset value to Investor A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Investor A and C Shares Available at Raymond James
■	Shares sold due to death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
■	Shares bought due to return of excess contributions from an IRA Account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s prospectus or SAI.
■	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■	Shares acquired through a Right of Reinstatement.
Front-End Sales Charge Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent
■	Breakpoints as described in this prospectus.
■	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible BlackRock Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of intent which allow for breakpoint discounts based on anticipated purchases of BlackRock Funds over a 13-month time period. Eligible BlackRock Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (“Baird”):
Effective June 15, 2020, shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI
Front-End Sales Charge Waivers on Investor A Shares Available at Baird
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund
■	Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
■	Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
■	A shareholder in the Fund’s Investor C shares will have their shares converted at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
■	Shares purchased by employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Investor A and C Shares Available at Baird
■	Shares sold due to death or disability of the shareholder
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
■	Shares bought due to returns of excess contributions from an IRA account
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus
■	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
■	Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation, & Letters of Intent
■	Breakpoints as described in this prospectus
■	Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Baird. Eligible BlackRock Fund assets not held at Baird may be included in ROA calculation only if the shareholder notifies his or her financial advisor about such assets
■	Letters of Intent (“LOI”) allow for breakpoint discounts based on anticipated purchases of BlackRock Funds through Baird, over a 13-month period of time

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For More Information

Funds and Service Providers

FUNDS
BlackRock California Municipal Series Trust
BlackRock California Municipal Opportunities Fund
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01581
(800) 441-7762
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about each of the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated September 28, 2020, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 441-7762.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441-7762.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock California Municipal Series Trust or
BlackRock Multi-State Municipal Series Trust
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail
BlackRock California Municipal Series Trust or
BlackRock Multi-State Municipal Series Trust
4400 Computer Drive
Westborough, Massachusetts 01581
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about the Funds, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04264
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04375
© BlackRock Advisors, LLC

PRO-10327-0920

SEPTEMBER 28, 2020
Prospectus
BlackRock Multi-State Municipal Series Trust  |  Service Shares
•	BlackRock New Jersey Municipal Bond Fund
Service Shares: MSNJX
•	BlackRock Pennsylvania Municipal Bond Fund
Service Shares: MSPYX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 537-4942 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information and historical performance information
	Key Facts About BlackRock New Jersey Municipal Bond Fund	3
	Key Facts About BlackRock Pennsylvania Municipal Bond Fund	8

Details About the Funds	How Each Fund Invests	13
	Investment Risks	16

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distributions and other payments
	How to Choose the Share Class that Best Suits Your Needs	25
	Distribution and Shareholder Servicing Payments	25
	How to Buy, Sell, Exchange and Transfer Shares	26
	Funds’ Rights	31
	Short-Term Trading Policy	32

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	33
	Portfolio Manager Information	35
	Conflicts of Interest	35
	Valuation of Fund Investments	36
	Dividends, Distributions and Taxes	37

Financial Highlights	Financial Performance of the Funds	40

General Information	Shareholder Documents	42
	Certain Fund Policies	42
	Statement of Additional Information	43

Glossary	Glossary of Investment Terms	44

For More Information	Fund and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock New Jersey Municipal Bond Fund
Investment Objective

The investment objective of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and New Jersey personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Service Shares
Management Fee[1]		0.52%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.25%
Interest Expense	0.11%
Miscellaneous Other Expenses	0.14%
Acquired Fund Fees and Expenses[2]		0.01%
Total Annual Fund Operating Expenses[2]		1.03%
Fee Waivers and/or Expense Reimbursement[1,3]		(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]		0.89%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 33, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.77% for Service Shares through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$91	$314	$555	$1,247

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the
3

Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These bonds may be obligations of a variety of issuers including governmental entities in New Jersey and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
4

A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
5

■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the State of New Jersey. As a result, the Fund is more exposed to risks affecting issuers of New Jersey municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P® Municipal Bond Index and the Custom New Jersey Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
BlackRock New Jersey Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 4.95% (quarter ended March 31, 2014) and the lowest return for a quarter was -5.50% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2020 was -1.08%.
As of 12/31/19 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock New Jersey Municipal Bond — Service Shares
Return Before Taxes	7.26%	3.55%	4.83%
Return After Taxes on Distributions	7.26%	3.54%	4.82%
Return After Taxes on Distributions and Sale of Fund Shares	5.64%	3.50%	4.62%
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.26%	3.50%	4.41%
Custom New Jersey Index (Reflects no deduction for fees, expenses or taxes)[1]	10.09%	5.15%	5.37%

[1]	The Custom New Jersey Index reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the
6

returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2017	Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	There is no minimum amount for additional investments.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for federal income tax purposes and exempt from New Jersey personal income taxes.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
7

Fund Overview

Key Facts About BlackRock Pennsylvania Municipal Bond Fund
Investment Objective

The investment objective of BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and Pennsylvania personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Service Shares
Management Fee[1]		0.52%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.37%
Interest Expense	0.21%
Miscellaneous Other Expenses	0.16%
Acquired Fund Fees and Expenses[2]		0.01%
Total Annual Fund Operating Expenses[2]		1.15%
Fee Waivers and/or Expense Reimbursements[1,3]		(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]		1.01%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 33, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.79% for Service Shares through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$103	$351	$619	$1,385

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the
8

Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities in Pennsylvania and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
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A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
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■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the Commonwealth of Pennsylvania. As a result, the Fund is more exposed to risks affecting issuers of Pennsylvania municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P® Municipal Bond Index and the Custom Pennsylvania Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
BlackRock Pennsylvania Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 5.83% (quarter ended June 30, 2011) and the lowest return for a quarter was -6.63% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2020 was -0.36%.
As of 12/31/19 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Pennsylvania Municipal Bond — Service Shares
Return Before Taxes	6.21%	3.17%	4.41%
Return After Taxes on Distributions	6.21%	3.17%	4.41%
Return After Taxes on Distributions and Sale of Fund Shares	5.11%	3.30%	4.35%
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.26%	3.50%	4.41%
Custom Pennsylvania Index (Reflects no deduction for fees, expenses or taxes)[1]	9.05%	4.46%	5.09%

[1]	The Custom Pennsylvania Index reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the
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returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Walter O’Connor, CFA	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2009	Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	There is no minimum amount for additional investments.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for federal income tax purposes and exempt from Pennsylvania personal income taxes.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”) (each, a “Fund” and collectively, the “Funds”) and your rights as a shareholder.
How Each Fund Invests

Investment Process
With respect to each Fund, BlackRock considers a variety of factors when choosing investments, such as:
■	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.
■	Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer term obligations typically have higher yields).
■	Maturity Analysis — the weighted average maturity of the portfolio will be maintained within a desirable range as determined from time to time. Factors considered include portfolio activity, maturity of the supply of available bonds and the shape of the yield curve.
In addition, Fund management considers the availability of features that protect against an early call of a bond by the issuer.
New Jersey Fund
Investment Objective
The investment objective of the New Jersey Fund is to provide shareholders with income that is exempt from Federal income tax and New Jersey personal income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Principal Investment Strategies
The Fund invests primarily in long-term investment grade New Jersey municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in New Jersey or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB
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Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE NEW JERSEY FUND
The New Jersey Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
Pennsylvania Fund
Investment Objective
The investment objective of the Pennsylvania Fund is to provide shareholders with income that is exempt from Federal income tax and Pennsylvania personal income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade Pennsylvania municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in Pennsylvania or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a TOB Trust. A TOB Trust typically issues two classes of beneficial interests: TOB Floaters, which are sold to third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing the Volcker Rule may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
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ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE PENNSYLVANIA FUND
The Pennsylvania Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Walter O’Connor, CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
Other Strategies
In addition to the principal strategies discussed above, each Fund may also invest or engage in the following investments/strategies:
■	Borrowing — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions, subject to the limits set forth under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
■	Derivatives — Each Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes. Each of the Funds may also invest in other derivatives, such as swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index. Derivatives allow the Funds to increase or decrease their risk exposure more quickly and efficiently than other types of instruments. None of the Funds is required to use hedging and each may choose not to do so.
■	High Yield Bonds — Each Fund may invest up to 20% of its assets in high yield bonds; however, the Funds will not invest in bonds that are in default or that Fund management believes will be in default. High yield bonds, sometimes referred to as “junk bonds,” are debt securities which are rated lower than investment grade (below the fourth highest rating category of the major rating agencies or are determined by Fund management to be of similar quality). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.
■	Illiquid Investments — Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
■	Indexed and Inverse Floating Rate Securities — Each Fund may invest in securities the potential return of which is directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. Each Fund may also invest in securities the potential return of which is inversely related to changes in an interest rate (inverse floaters). In general, the return on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Each Fund may also purchase synthetically created inverse floating rate bonds evidenced by custodial or trust receipts.
■	Insured Municipal Bonds — Each Fund may invest in municipal bonds that are covered by insurance guaranteeing the timely payment of principal at maturity and interest when due.
■	Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies, such as affiliated money market funds and affiliated exchange-traded funds.
■	Private Activity Bonds — Each Fund’s investments may include private activity bonds that may subject certain shareholders to a Federal alternative minimum tax.
■	Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.
■	Temporary Defensive Strategies — For temporary periods, each Fund may invest up to 35% of its assets in short-term tax exempt or taxable money market obligations, although each Fund will not generally invest more than 20% of its net assets in taxable money market obligations. As a temporary measure for defensive purposes, each Fund may invest without limitation in short-term tax exempt or taxable money market obligations. These short-term investments may limit the potential for the Funds to achieve their investment objectives.
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■	Variable Rate Demand Obligations — Each Fund may invest in variable rate demand obligations which are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution.
■	When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Investment Risks

This section contains a discussion of the general risks of investing in the Funds. The “Investment Objectives and Policies” section in the Statement of Additional Information (the “SAI”) also includes more information about the Funds, their investments and the related risks. As with any fund, there can be no guarantee that a Fund will meet its investment objectives or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Funds
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As the Federal Reserve “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or
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negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
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Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	State Specific Risk — The Fund invests primarily in municipal bonds issued by or on behalf of its designated state. As a result, the Fund is more exposed to risks affecting issuers of its designated state’s municipal securities than is a fund that invests more widely. Fund management does not believe that the current economic conditions will adversely affect the Fund’s ability to invest in high quality state municipal securities in its designated state.
New Jersey — New Jersey has a diverse economic base consisting of a variety of manufacturing, construction, and service industries. This is supplemented by commercial agriculture in the rural areas. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. New Jersey real gross domestic product grew 1.8% during the first quarter of 2019, double the average annual growth rate of 0.8% from 2011 to 2017. This compares to 3.8% in New York, followed by Pennsylvania at 2.9%, and Connecticut at 2.2% over the same period.
New Jersey personal income, which is income from all sources including earnings, assets, and transfer income, grew by 3.5% in 2018, ahead of Connecticut’s 3.1% growth rate. Personal income grew fastest in New York, rising by 4.6%, followed by Pennsylvania, where it grew 3.7%. The steady growth in personal income has continued for New Jersey with nominal personal income growing at a 3.2% annual rate in the first quarter of 2019. Although this is below Pennsylvania’s 3.5% growth rate for the first quarter of 2019, it was ahead of both New York and Connecticut, which grew 1.7% and 1.5%, respectively, during the same period.
New Jersey payroll employment increased by an average of 3,300 jobs per month in 2018 for a total gain of 39,400, compared to an average total gain of 44,100 jobs per year from 2011 to 2017. This growth has continued into 2019 with employment rising by an average of 4,300 jobs per month after six months. The growth in payroll employment during this time has been led by the professional and business services sector (12,700 jobs), the leisure and hospitality services sector (11,700 jobs), and the education and health services sector (6,200 jobs). Offsetting these job gains were losses in the financial activities sector (3,300 jobs), and the trade, transportation, and utilities sector (6,300 jobs).
New Jersey’s unemployment rate declined by 0.8% in 2018 to 3.9% in 2018. It fell by an additional .04% over the first six months of 2019 to 3.5%, putting New Jersey below the national rate of 3.7% for the first time since February 2017. The State’s labor force participation rate declined by 0.3% in 2018 to 62.4%. The participation rate recovered slightly during the first six month of 2019, up 0.1% to 62.5% in June of 2019.
Weaknesses in New Jersey existing home sales continued in 2019. Single-family home sales were 1.6% lower through June 2019 following flat growth in 2018. Sales of townhomes and condominiums also declined in 2019, down 5.3% through June 2019. The number of townhouse and condominium sales was 1.0% lower than in 2018. This mirrored continued weakness in the housing market at the national level. Existing home sales across the U.S. were 2.2% lower in June 2018 than June 2019, the sixteenth consecutive month that sales had fallen on a year-over-year basis.
Residential construction activity in the State remains steady. The total number of permits issued between January 2018 and June 2018 to build single-family homes is roughly even with last year. Although technically down 0.1%, the difference is a total of 7 permits (4,699 in 2018 versus 4,706 in 2017). The number of permits issued
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between January 2018 and June 2018 to build units in apartment buildings is 11.4% higher than a year ago. The State also continues to make significant gains in reducing the number of homes in foreclosure. The share of homes in foreclosure fell to 2.0% at the end of the first quarter of 2019, declining 1.3 percentage points over the previous year.
S&P and Fitch rate the State of New Jersey’s general obligation bonds “A-”. Moody’s rates the State of New Jersey’s general obligation bonds “A3”.
Pennsylvania — The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, Texas, Florida, and New York. Pennsylvania is an established state with a diversified economy. Pennsylvania had been historically identified as a heavy industrial state. That reputation has changed over the last several decades as the coal, steel and railroad industries declined. The Commonwealth’s business environment readjusted with a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including healthcare, leisure hospitality, transport and storage. As in other industrially developed states, economic activity in Pennsylvania may be more cyclical than in some other states or in the nation as a whole. Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, federal revenue sharing laws or laws with respect to tax-exempt financing. On May 29, 2020, Pennsylvania enacted into law a $25,789 million five-month interim budget for the 2020-2021 fiscal year, a 24.4% decrease from the fiscal 2020 budget. The interim budget will last through November 2020, at which point the governor’s office and the legislature will negotiate a revenue and spending plan for the remaining seven months of the 2020-2021 fiscal year. As of September 2, 2020, Pennsylvania general obligation bonds have been assigned a credit rating of A+ by Standard & Poor’s Rating Services, Aa3 by Moody’s Investor Services, Inc., and AA- by Fitch Ratings.
The global coronavirus (“COVID-19”) pandemic has adversely impacted Pennsylvania’s finances and resulted in decreased revenues, placing significant budgetary pressure on Pennsylvania due to financial commitments related the state’s COVID-19 response measures. See “Statement of Additional Information - Part II, Appendix C – Economic and Financial Conditions in Pennsylvania” for a discussion on COVID-19’s impact on Pennsylvania.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.
The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. When the Fund invests in a TOB Trust on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”).
If the Fund invests in a TOB Trust on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a TOB Trust on a recourse basis, the Fund will bear the risk of loss with respect to any Liquidation Shortfall.
To the extent that the Fund, rather than a third-party bank or financial institution, sponsors a TOB Trust, certain responsibilities that previously belonged to the sponsor bank will be performed by, or on behalf of, the Fund. The Fund’s additional duties and responsibilities under the new TOB Trust structure may give rise to certain additional risks including compliance, securities law and operational risks.
Each Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
■	Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
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■	Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements, if any, will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event
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that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
In November 2019, the Securities and Exchange Commission (the “SEC”) proposed new regulations governing the use of derivatives by registered investment companies. If adopted as proposed, new Rule 18f-4 would impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act, treat derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
In addition, other future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Risks Specific to Certain Derivatives Used by the Fund
Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
■	Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s
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net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
■	Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
■	Indexed and Inverse Securities Risk — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
■	Insurance Risk — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. Either the issuer of the municipal security or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a municipal security issuer’s failure to make interest and principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a municipal security’s value. Also, the Fund cannot be certain that any insurance company will make the payments it guarantees. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The Fund may lose money on its investment if the insurance company does not make payments it guarantees. In addition, if the Fund purchases the insurance, it must pay the premiums, which will reduce the Fund’s yield. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
■	Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
■	Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:
■	Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
■	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
■	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
■	Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
■	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	LIBOR Risk (Pennsylvania Fund) — The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The Fund’s investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund may also reference LIBOR.
In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may have investments linked to other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), which may also cease to be published. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s performance or net asset value.
■	Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
■	Taxability Risk — The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay U.S. federal income taxes on the
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affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
■	Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
■	Variable Rate Demand Obligations Risks — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
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Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Service Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each, a “Financial Intermediary”) can help you determine which share class is best suited to your personal financial goals.
Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of the Service Share class of each Fund.
Service Shares at a Glance

Availability	Limited to certain investors, including: Financial Intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by Financial Intermediaries or in the name of nominees of Financial Intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a Financial Intermediary through procedures established by such Financial Intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the Financial Intermediaries. A customer’s ownership of shares will be recorded by the Financial Intermediary and reflected in the account statements provided by such Financial Intermediaries to their customers. Investors wishing to purchase Service Shares should contact their Financial Intermediaries.
Minimum Investment	$5,000. However, institutions may set a higher minimum for their customers.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Distribution and Service (12b-1) Fees?	No Distribution Fee. 0.25% Annual Service Fee.
Redemption Fees?	No.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability.

Distribution and Shareholder Servicing Payments

The BlackRock Multi-State Municipal Series Trust (the “Trust”), on behalf of the Funds, has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act with respect to the Service Shares that allows a Fund to pay distribution fees for the sale of its shares and/or shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plan with respect to Service Shares.
Under the Plan, the Funds pay shareholder servicing fees (also referred to as general shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Service Shares of a Fund. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of a Fund. All Service Shares pay this shareholder servicing fee.
In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:
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■	Answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the customers’ investments;
■	Assisting customers in designating and changing dividend options, account designations and addresses; and
■	Providing other similar shareholder liaison services.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.
Because the fees paid by a Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
For more information on the Plan, including a complete list of services provided thereunder, see the SAI.
Other Payments by the Funds
In addition to fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees a Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of a Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. You may also buy, sell, exchange and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, a Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.
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Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.
Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with The PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.
How to Buy Shares
	Your Choices	Important Information for You to Know
Initial Purchase	Determine the amount of your investment	Refer to the minimum initial investment in the “Service Shares at a Glance” table in this prospectus (be sure to read this prospectus carefully).
Have your Financial Intermediary submit your purchase order	The price of your shares is based on the next calculation of a Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day. A broker dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.
The Funds may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.
Add to Your investment	Purchase additional shares	There is no minimum amount for additional investments.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary.
Or contact BlackRock (for accounts held directly with BlackRock)	Purchase by Telephone: Call (800) 537-4942 and speak with one of our representatives. The Funds have the right to reject any telephone request for any reason.
Purchase by Internet:
You may purchase your shares and view activity in your account by logging onto the BlackRock website at www.blackrock.com. Purchases made on the Internet using the Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made. Certain institutional clients’ purchase orders placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial Intermediary or BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call BlackRock at (800) 537-4942.
Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.
The Funds employ reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with a Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from a Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call BlackRock at (800) 537-4942, or contact your Financial Intermediary (if your account is not held directly with BlackRock).
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	Your Choices	Important Information for You to Know
How to Pay for Shares	Making payment for purchases	Payment for Service Shares must normally be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary but in no event later than 4:00 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Funds, be made in the form of securities that are permissible investments for the respective Fund. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Funds.

How to Sell Shares
Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order	You can make redemption requests through your Financial Intermediary in accordance with the procedures applicable to your accounts. These procedures may vary according to the type of account and the Financial Intermediary involved and customers should consult their Financial Intermediary in this regard.
Financial Intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their Financial Intermediaries.
Financial Intermediaries may place redemption orders by telephoning (800) 537-4942. The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
Shareholders who hold more than one class should indicate which class of shares they are redeeming.
Regardless of the method the Fund uses to make payment of your redemption proceeds (check or wire), your redemption proceeds typically will be sent one to two business days after your request is submitted, but in any event, within seven days.
Certain Financial Intermediaries may charge a fee to process a redemption of shares.
The Funds may reject an order to sell shares under certain circumstances.
Selling shares held directly with BlackRock	Methods of Redeeming:
Redeem by Telephone: Institutions may place redemption orders by telephoning (800) 537-4942. The Funds, their administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds and their service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Funds may refuse a telephone redemption request if they believe it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.
Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions may be sent via wire to the bank account of record.
Redeem in Writing: Redemption requests may be sent in proper form to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019. Under certain circumstances, a medallion signature guarantee will be
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Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	required.
Payment of Redemption Proceeds
Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, by wire transfer.
Payment by Check:
BlackRock will normally mail redemption proceeds within three business days following receipt of a properly completed request, but in any event within seven days. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.
Each Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.
Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Funds’ custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Funds’ custodian is open for business. The Funds reserve the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Funds, an earlier payment could adversely affect a Fund.
Shares can be redeemed by Federal wire transfer to a single previously designated bank account. No charge for wiring redemption payments with respect to Service Shares is imposed by the Funds, although Financial Intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Financial Intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.
The Funds are not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Funds at the address on the back cover of this prospectus.
***

If you make a redemption request before a Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.
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Your Choices	Important Information for You to Know
Redemption Proceeds	Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of the Fund’s portfolio may be comprised of less-liquid investments, the Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) borrowing under a line of credit it has entered into with a group of lenders, (ii) borrowing from another BlackRock Fund pursuant to an interfund lending program, to the extent permitted by the Fund’s investment policies and restrictions as set forth in the SAI, and/or (iii) transferring portfolio securities in-kind to you. The SAI includes more information about the Fund’s line of credit and interfund lending program, to the extent applicable.
If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

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How to Exchange Shares or Transfer Your Account
	Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”)	Service Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund, to the extent such shares are offered by your Financial Intermediary.
You can exchange Service Shares from one fund into the same class of another fund which offers that class of shares. Refer to the minimum initial investment in the “Service Shares at a Glance” table in this prospectus.
You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors.
To exercise the exchange privilege, you may contact your Financial Intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 537-4942 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your new account application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 537-4942. The Fund has the right to reject any telephone request for any reason.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For U.S. federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other Financial Intermediary before making an exchange request.
Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary	You may transfer your shares of a Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
	Transfer to a non-participating Financial Intermediary	You must either: • Transfer your Service Shares to an account with the Fund; or • Sell your Service Shares.

Funds’ Rights

Each Fund may:
■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
■	Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
■	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional
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investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.
Short-Term Trading Policy

The Board of Trustees of each Fund (the “Board”) has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor Shares and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.
A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of a fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Funds — Valuation of Fund Investments” below.
The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to a Fund or its shareholders.
If as a result of its own investigation, information provided by a Financial Intermediary or other third-party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by a Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.
There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.
The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.
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Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board of Trustees of the Trust. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $7.317 trillion in investment company and other portfolio assets under management as of June 30, 2020.
Each Fund has entered into a management agreement (the “Management Agreement”) with BlackRock. Under the Management Agreement, BlackRock receives for its services to each Fund a fee based on each Fund’s average daily net assets. With respect to each Fund, the maximum annual management fees that can be paid to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.52%
$1 billion - $3 billion	0.49%
$3 billion - $5 billion	0.47%
$5 billion - $10 billion	0.45%
Greater than $10 billion	0.44%

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of advisory fees each Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of each Fund.
For the fiscal year ended May 31, 2020, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock as a percentage of each Fund’s average daily net assets were:
New Jersey Fund	0.40%
Pennsylvania Fund	0.43%

BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of Service Shares of the Funds at the levels shown below and in each Fund’s fees and expenses table in the Fund Overview section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.
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With respect to the Funds, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (for Service Shares) to the amounts noted in the table below.
Contractual Caps on Total Annual Fund Operating Expenses* (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]
New Jersey Fund
Service Shares	0.77%
Pennsylvania Fund
Service Shares	0.79%

*	As a percentage of average daily net assets.
[1]	The contractual caps are in effect through September 30, 2021. The contractual agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual cap on net expenses will be reduced by the amount of the affiliated money market fund waiver.
As stated above, the waivers and reimbursements made pursuant to the contractual expense caps and described in the table above do not include Interest Expense. A Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. The Fund incurs Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments.
A discussion of the basis for each Board’s approval of the Management Agreements with BlackRock is included in each Fund’s annual shareholder report for the fiscal year ended May 31, 2020.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.
Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. On March 8, 2019, the plaintiffs provided notice that they were appealing both the February 8, 2019 post-trial order and the June 13, 2018 order partially granting Defendants’ motion for summary judgment. On May 28, 2020, the appellate court affirmed the trial court’s orders. On June 26, 2020, the plaintiffs petitioned the appeals court for a rehearing, which was denied on July 9, 2020. The Defendants continue to believe the claims in the lawsuit are without merit.
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Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.
New Jersey Fund
The Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

Pennsylvania Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index
35

provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. The Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Funds. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trusts, on behalf of the Funds, have retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on a Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge or redemption fee. Each Fund calculates the net asset value of each class of its shares each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received.
Equity securities and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Each Fund values fixed-income portfolio securities and non-exchange traded derivatives using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Fund’s Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of
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institutional round lot size, but the Funds may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost.
Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares.
Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.
When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.
For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.
Each Fund may accept orders from certain authorized Financial Intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed taxable ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.
Each Fund will distribute net investment income, if any, monthly and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your Financial Intermediary or the respective Fund.
You will pay tax on dividends from a Fund (other than exempt-interest dividends) whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign
37

corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as exempt-interest dividends, capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Each Fund intends to make income distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from New Jersey or Pennsylvania personal income taxes, respectively, with respect to the New Jersey Fund and the Pennsylvania Fund. Some distributions may be taxable.
Each Fund will purchase a municipal security only if it is accompanied by an opinion of bond counsel, delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes and exempt from personal income taxes in New Jersey or Pennsylvania, as applicable (i.e., “tax-exempt”). For purposes of each Fund’s investment strategies, municipal securities and municipal bonds do not include certain tax credit bonds or tax subsidy bonds issued by municipalities and/or states, the interest on which is taxable for Federal income tax purposes. Holders of tax credit bonds may be entitled to be allocated income tax credits of certain amounts. To the extent dividends distributed by a Fund are derived from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. Interest income from other investments may produce taxable dividend distributions.
Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by a Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Dividend distributions derived from taxable interest income or capital gains realized by a Fund on portfolio securities will be subject to Federal income tax and applicable state and local taxes.
If you redeem or exchange Fund shares, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.
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Generally, within 60 days after the end of the calendar year, the Fund or your Financial Intermediary will tell you the amount of exempt-interest dividends, taxable dividends, and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you, regardless of how long you have held your shares in the Fund. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.
New Jersey Fund
To the extent that the distributions by the New Jersey Fund are derived from interest or gains from New Jersey municipal bonds and the Fund meets certain state tax requirements, the distributions are also exempt from New Jersey Gross Income Tax. Interest income from other investments may produce taxable dividend distributions. Dividends derived from capital gains realized by the New Jersey Fund may be subject to New Jersey Gross Income Tax to the extent not attributable to gains from New Jersey municipal bonds. If you are subject to income tax in a state other than New Jersey, distributions by the New Jersey Fund derived from interest or gains from New Jersey municipal bonds generally will not be exempt from income tax in that state.
However, the New Jersey Gross Income Tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from the Fund are included in the tax base for purposes of computing the net income tax portion of the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.
Shares of the New Jersey Fund are not subject to property taxation by New Jersey.
Pennsylvania Fund
Distributions by the Pennsylvania Fund that are derived from interest on Pennsylvania municipal bonds or from direct obligations of the United States are exempt from Pennsylvania state personal income taxes. However, distributions attributable to capital gains derived by the Pennsylvania Fund as well as distributions derived from investments other than Pennsylvania municipal bonds (or from direct obligations of the United States) will be taxable for Pennsylvania personal income tax purposes. Distributions derived from interest on obligations that are merely backed or guaranteed by the U.S. Government (e.g., GNMAs, FNMAs), or on repurchase agreements collateralized by U.S. Government securities, are not exempt from the Pennsylvania personal income tax.
In the case of residents of the City of Philadelphia, distributions by the Pennsylvania Fund that are derived from interest on Pennsylvania municipal bonds (or from direct obligations of the United States) and distributions that are designated as capital gain dividends for federal income tax purposes, also will be exempt from the Philadelphia School District investment net income tax.
Other Pennsylvania counties, cities and townships generally do not tax individuals on unearned income.
To the extent exempt-interest dividends attributable to Pennsylvania municipal bonds are excluded from taxable income for federal corporate income tax purposes (determined before net operating loss carryovers and special deductions), they will not be subject to the Pennsylvania corporate net income tax. Distributions from the Pennsylvania Fund derived from interest on direct obligations of the United States also are exempt from the Pennsylvania corporate net income tax. Distributions by the Pennsylvania Fund that are attributable to other sources (including indirect obligations of the United States such as GNMAs, FNMAs) generally are not exempt and are subject to the corporate net income tax.
If you are subject to income tax in a state other than Pennsylvania, the dividends derived from Pennsylvania municipal bonds generally will not be exempt from income tax in that state.
This discussion does not address the extent, if any, to which shares of the Pennsylvania Fund, or interest and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above. For the complete provisions, reference should be made to the applicable state laws. The state laws described above are subject to change by legislative, judicial, or administrative action either prospectively or retroactively. Shareholders of the Fund should consult their tax advisers about other state and local tax consequences of their investment in the Fund.
This section summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Funds under all applicable tax laws.
39

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose reports, along with each Fund’s financial statements, are included in each Fund’s Annual Report, which is available upon request.
BlackRock New Jersey Municipal Bond Fund
	Service
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.30	$11.05	$11.05	$11.38	$11.01
Net investment income(a)	0.34	0.37	0.37	0.36	0.38
Net realized and unrealized gain (loss)	(0.46)	0.25	(0.00)(b)	(0.32)	0.38
Net increase (decrease) from investment operations	(0.12)	0.62	0.37	0.04	0.76
Distributions from net investment income(c)	(0.34)	(0.37)	(0.37)	(0.37)	(0.39)
Net asset value, end of year	$10.84	$11.30	$11.05	$11.05	$11.38
Total Return(d)
Based on net asset value	(1.13)%	5.79%	3.43%	0.36%	7.00%
Ratios to Average Net Assets(e)
Total expenses	1.02%	1.08%	1.09%	1.05%	1.05%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.88%	0.90%	0.89%	0.86%	0.87%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.77%	0.77%	0.79%	0.82%	0.84%
Net investment income	2.98%	3.34%	3.35%	3.27%	3.43%
Supplemental Data
Net assets, end of year (000)	$7,466	$7,874	$7,921	$9,594	$10,514
Borrowings outstanding, end of year (000)	$22,054	$16,419	$16,419	$9,281	$9,281
Portfolio turnover rate	21%	15%	16%	21%	7%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	—%	0.01%	—%

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
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Financial Highlights (concluded)

BlackRock Pennsylvania Municipal Bond Fund
	Service
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.13	$10.99	$11.22	$11.59	$11.31
Net investment income(a)	0.35	0.40	0.42	0.43	0.44
Net realized and unrealized gain (loss)	(0.37)	0.14	(0.23)	(0.37)	0.28
Net increase (decrease) from investment operations	(0.02)	0.54	0.19	0.06	0.72
Distributions from net investment income(b)	(0.35)	(0.40)	(0.42)	(0.43)	(0.44)
Net asset value, end of year	$10.76	$11.13	$10.99	$11.22	$11.59
Total Return(c)
Based on net asset value	(0.20)%	5.05%	1.76%	0.59%	6.50%
Ratios to Average Net Assets
Total expenses	1.14%(d)	1.26%	1.19%	1.13%	1.12%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%(d)	1.09%	1.03%	1.00%	0.97%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(e)	0.79%(d)	0.79%	0.80%	0.83%	0.89%
Net investment income	3.19%(d)	3.67%	3.81%	3.84%	3.85%
Supplemental Data
Net assets, end of year (000)	$1,986	$2,080	$1,783	$1,427	$1,217
Borrowings outstanding, end of year (000)	$64,784	$64,404	$70,199	$59,064	$49,627
Portfolio turnover rate	26%	23%	17%	18%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
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General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
■	Access the BlackRock website at http://www.blackrock.com/edelivery; and
■	Log into your account.
Delivery of Shareholder Documents
The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 537-4942.
Certain Fund Policies

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism, or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
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BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about each Fund, including how each Fund invests, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.
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Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.
Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.
Custom New Jersey Index — a customized benchmark that reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
Custom Pennsylvania Index — a customized benchmark that reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Management Fee — a fee paid to BlackRock for managing each Fund.
Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Shareholder Fees — fees paid directly by a shareholder, including sales charges that you may pay when you buy or sell shares of a Fund.
S&P® Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.
S&P® New Jersey Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within New Jersey.
S&P® Pennsylvania Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within Pennsylvania.
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For More Information

Fund and Service Providers

FUNDS
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01581
(800) 537-4942
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about each of the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated September 28, 2020, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 537-4942.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 537-4942.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock Multi-State Municipal Series Trust
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail
BlackRock Multi-State Municipal Series Trust
4400 Computer Drive
Westborough, Massachusetts 01581
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about the Funds, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04375
© BlackRock Advisors, LLC

PRO-10327-SVC-0920

SEPTEMBER 28, 2020
Prospectus
BlackRock California Municipal Series Trust  |  Investor A1 Shares
•	BlackRock California Municipal Opportunities Fund
Investor A1: MDCMX
BlackRock Multi-State Municipal Series Trust  |  Investor A1 Shares
•	BlackRock New Jersey Municipal Bond Fund
Investor A1: MDNJX
•	BlackRock Pennsylvania Municipal Bond Fund
Investor A1: MDPYX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information and historical performance information
	Key Facts About BlackRock California Municipal Opportunities Fund	3
	Key Facts About BlackRock New Jersey Municipal Bond Fund	12
	Key Facts About BlackRock Pennsylvania Municipal Bond Fund	18

Details About the Funds	How Each Fund Invests	24
	Investment Risks	28

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	51
	Portfolio Manager Information	53
	Conflicts of Interest	54
	Valuation of Fund Investments	55
	Dividends, Distributions and Taxes	56

Financial Highlights	Financial Performance of the Funds	60

General Information	Shareholder Documents	63
	Certain Fund Policies	63
	Statement of Additional Information	64

Glossary	Glossary of Investment Terms	65

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock New Jersey Municipal Bond Fund
Investment Objective

The investment objective of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and New Jersey personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)		Investor A1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		None[1]
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None[2]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A1 Shares
Management Fee[3]		0.52%
Distribution and/or Service (12b-1) Fees		0.10%
Other Expenses		0.23%
Interest Expense	0.11%
Miscellaneous Other Expenses	0.12%
Acquired Fund Fees and Expenses[4]		0.01%
Total Annual Fund Operating Expenses[4]		0.86%
Fee Waivers and/or Expense Reimbursements[3,5]		(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expenses Reimbursements[3,5]		0.74%

[1]	Investor A1 Shares are subject to a maximum sales charge on purchases of 4.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases by certain employer sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A1 Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.62% for Investor A1 Shares through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
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return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$76	$262	$465	$1,050

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These bonds may be obligations of a variety of issuers including governmental entities in New Jersey and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of
13

the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
14

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the State of New Jersey. As a result, the Fund is more exposed to risks affecting issuers of New Jersey municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P® Municipal Bond Index and the Custom New Jersey Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
Investor A1 Shares
ANNUAL TOTAL RETURNS
BlackRock New Jersey Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 5.08% (quarter ended March 31, 2014) and the lowest return for a quarter was -5.46% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2020 was -1.00%.
15

As of 12/31/19 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock New Jersey Municipal Bond — Investor A1 Shares
Return Before Taxes	7.42%	3.68%	4.97%
Return After Taxes on Distributions	7.42%	3.67%	4.97%
Return After Taxes on Distributions and Sale of Fund Shares	5.81%	3.63%	4.77%
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.26%	3.50%	4.41%
Custom New Jersey Index (Reflects no deduction for fees, expenses or taxes)[1]	10.09%	5.15%	5.37%

[1]	The Custom New Jersey Index reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2017	Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
Investor A1 Shares
Minimum Initial Investment	Available only for purchase by certain employer-sponsored retirement plans and for dividend and capital gain reinvestment by existing shareholders.
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for federal income tax purposes and exempt from New Jersey personal income taxes.
16

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
17

Fund Overview

Key Facts About BlackRock Pennsylvania Municipal Bond Fund
Investment Objective

The investment objective of BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and Pennsylvania personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)		Investor A1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		None[1]
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None[2]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A1 Shares
Management Fee[3]		0.52%
Distribution and/or Service (12b-1) Fees		0.10%
Other Expenses		0.34%
Interest Expense	0.21%
Miscellaneous Other Expenses	0.13%
Acquired Fund Fees and Expenses[4]		0.01%
Total Annual Fund Operating Expenses[4]		0.97%
Fee Waivers and/or Expense Reimbursements[3,5]		(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,5]		0.86%

[1]	Investor A1 Shares are subject to a maximum sales charge on purchases of 4.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases by certain employer sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A1 Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 51, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.64% for Investor A1 Shares through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
18

return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$88	$298	$526	$1,180

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities in Pennsylvania and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of
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the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
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Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the Commonwealth of Pennsylvania. As a result, the Fund is more exposed to risks affecting issuers of Pennsylvania municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P® Municipal Bond Index and the Custom Pennsylvania Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
Investor A1 Shares
ANNUAL TOTAL RETURNS
BlackRock Pennsylvania Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 5.87% (quarter ended June 30, 2011) and the lowest return for a quarter was -6.57% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2020 was -0.38%.
As of 12/31/19 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Pennsylvania Municipal Bond — Investor A1 Shares
Return Before Taxes	6.37%	3.33%	4.57%
Return After Taxes on Distributions	6.37%	3.33%	4.56%
Return After Taxes on Distributions and Sale of Fund Shares	5.27%	3.46%	4.51%
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.26%	3.50%	4.41%
Custom Pennsylvania Index (Reflects no deduction for fees, expenses or taxes)[1]	9.05%	4.46%	5.09%

[1]	The Custom Pennsylvania Index reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
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Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Walter O’Connor, CFA	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2009	Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
Investor A1 Shares
Minimum Initial Investment	Available only for purchase by certain employer-sponsored retirement plans and for dividend and capital gain reinvestment by existing shareholders.
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
The Fund intends to make distributions most of which will be excludable from gross income for federal income tax purposes and exempt from Pennsylvania personal income taxes.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock California Municipal Opportunities Fund (the “California Fund”), BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”) (each, a “Fund” and collectively, the “Funds”) and your rights as a shareholder.
How Each Fund Invests

Investment Process
With respect to the California Fund, the investment process begins with bottom-up, fundamental analysis focused on sector and security selection, and then incorporates a macroeconomic framework for evaluating and managing risk, including geographic, technical and economic risk. The California Fund’s investment process is generally expected to place greater emphasis on duration management and capital structure compared to that of a more traditional municipal fixed income fund. California Fund management may, but is not required to, employ hedging techniques in the California Fund. With respect to the California Fund, BlackRock considers a variety of factors when choosing investments, such as:
■	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.
■	Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer term obligations typically have higher yields).
■	Duration Analysis — the average portfolio duration of the portfolio will generally be maintained within a range as determined from time to time. Duration is a measure, expressed in years, of the price sensitivity of a bond or a portfolio to changes in interest rates. Factors considered include interest rates, economic environment, Federal Reserve policy, market conditions, and characteristics of a particular security.
With respect to the New Jersey Fund and the Pennsylvania Fund, BlackRock considers a variety of factors when choosing investments, such as:
■	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.
■	Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer term obligations typically have higher yields).
■	Maturity Analysis — the weighted average maturity of the portfolio will be maintained within a desirable range as determined from time to time. Factors considered include portfolio activity, maturity of the supply of available bonds and the shape of the yield curve.
In addition, New Jersey Fund and Pennsylvania Fund management considers the availability of features that protect against an early call of a bond by the issuer.
California Fund
Investment Objective
The investment objective of the California Fund is to provide shareholders with income exempt from Federal and California income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Principal Investment Strategies
Under normal circumstances, the California Fund will invest at least 80% of its assets in California municipal bonds. This policy is a fundamental policy of the California Fund and may not be changed without a vote of a majority of the California Fund’s outstanding voting securities, as defined in the Investment Company Act. California municipal bonds are debt obligations issued by or on behalf of a governmental entity in California or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt
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from California income tax. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in California or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam.
Municipal bonds also include short-term tax-exempt obligations like municipal notes, variable rate demand obligations, private activity bonds and insured municipal bonds. The California Fund may invest in both fixed rate and variable rate obligations.
At least 50% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. The Fund may invest up to 50% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). Non-investment grade bonds are bonds that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or Ba or lower by Moody’s Investor Service, Inc. (“Moody’s”)) or are determined by Fund management to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The California Fund may invest in bonds of any maturity. Under normal circumstances, the California Fund seeks to maintain an average portfolio duration of zero to ten years. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value would be expected to fall about 10% when interest rates rise by one percentage point, assuming all other factors remain equal. Conversely, the bond fund’s net asset value would be expected to rise about 10% when interest rates fall by one percentage point, assuming all other factors remain equal. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity. The California Fund’s average weighted duration may vary significantly from time to time depending on the views of California Fund management.
The California Fund is permitted to engage in transactions in certain derivatives, such as interest rate futures, financial futures contracts and options thereon, for hedging purposes or to seek to enhance returns. The California Fund may also invest in other derivatives, such as swap agreements, including credit default swap agreements for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index. The California Fund may also invest in indexed and inverse floating rate obligations.
The California Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives allow the California Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. The California Fund may invest up to 20% of its assets in securities that are not California municipal bonds (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds).
The California Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the California Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the California Fund. The California Fund may invest in TOB Residuals and may also invest in TOB Floaters. The California Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the California Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
The California Fund may also buy when-issued securities and participate in delayed delivery transactions.
The California Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
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ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE CALIFORNIA FUND
The California Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Walter O’Connor, CFA, Peter Hayes, James Pruskowski and Michael Kalinoski, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
New Jersey Fund
Investment Objective
The investment objective of the New Jersey Fund is to provide shareholders with income that is exempt from Federal income tax and New Jersey personal income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade New Jersey municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in New Jersey or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a TOB Trust. A TOB Trust typically issues two classes of beneficial interests: TOB Floaters, which are sold to third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing the Volcker Rule may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE NEW JERSEY FUND
The New Jersey Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
Pennsylvania Fund
Investment Objective
The investment objective of the Pennsylvania Fund is to provide shareholders with income that is exempt from Federal income tax and Pennsylvania personal income taxes.
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This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade Pennsylvania municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in Pennsylvania or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a TOB Trust. A TOB Trust typically issues two classes of beneficial interests: TOB Floaters, which are sold to third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing the Volcker Rule may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE PENNSYLVANIA FUND
The Pennsylvania Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Walter O’Connor, CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
Other Strategies
In addition to the principal strategies discussed above, each Fund may also invest or engage in the following investments/strategies:
■	Borrowing — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions, subject to the limits set forth under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
■	Derivatives (New Jersey Fund and Pennsylvania Fund) — Each Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes. Each of the Funds may also invest in other derivatives, such as swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index. Derivatives allow the Funds to increase or decrease their risk exposure more quickly and efficiently than other types of instruments. None of the Funds is required to use hedging and each may choose not to do so.
■	High Yield Bonds (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest up to 20% of its assets in high yield bonds; however, the Funds will not invest in bonds that are in default or that Fund management believes will be in default. High yield bonds, sometimes referred to as “junk bonds,” are debt securities which are rated
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lower than investment grade (below the fourth highest rating category of the major rating agencies or are determined by Fund management to be of similar quality). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.
■	Illiquid Investments (New Jersey Fund and Pennsylvania Fund) — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
■	Indexed and Inverse Floating Rate Securities (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest in securities the potential return of which is directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. Each Fund may also invest in securities the potential return of which is inversely related to changes in an interest rate (inverse floaters). In general, the return on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Each Fund may also purchase synthetically created inverse floating rate bonds evidenced by custodial or trust receipts.
■	Insured Municipal Bonds (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest in municipal bonds that are covered by insurance guaranteeing the timely payment of principal at maturity and interest when due.
■	Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies, such as affiliated money market funds and affiliated exchange-traded funds.
■	Private Activity Bonds (New Jersey Fund and Pennsylvania Fund) — Each Fund’s investments may include private activity bonds that may subject certain shareholders to a Federal alternative minimum tax.
■	Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.
■	Temporary Defensive Strategies — For temporary periods, each Fund may invest up to 35% of its assets in short-term tax exempt or taxable money market obligations, although each Fund will not generally invest more than 20% of its net assets in taxable money market obligations. As a temporary measure for defensive purposes, each Fund may invest without limitation in short-term tax exempt or taxable money market obligations. These short-term investments may limit the potential for the Funds to achieve their investment objectives.
■	Variable Rate Demand Obligations (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest in variable rate demand obligations which are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution.
■	When-Issued and Delayed Delivery Securities and Forward Commitments (New Jersey Fund and Pennsylvania Fund) — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Investment Risks

This section contains a discussion of the general risks of investing in the Funds. The “Investment Objectives and Policies” section in the Statement of Additional Information (the “SAI”) also includes more information about the Funds, their investments and the related risks. As with any fund, there can be no guarantee that a Fund will meet its investment objectives or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in a Fund
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As the Federal Reserve “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
■	Derivatives Risk (California Fund) — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
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Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements, if any, will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (the “IRS”).
Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
In November 2019, the Securities and Exchange Commission (the “SEC”) proposed new regulations governing the use of derivatives by registered investment companies. If adopted as proposed, new Rule 18f-4 would impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act, treat derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and require funds whose use of
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derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
In addition, other future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Risks Specific to Certain Derivatives Used by the Fund
Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
■	High Portfolio Turnover Risk (California Fund) — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
■	Illiquid Investments Risk (California Fund) — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to
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make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
■	Indexed and Inverse Securities Risk (California Fund) — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
■	Insurance Risk (California Fund) — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. Either the issuer of the municipal security or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a municipal security issuer’s failure to make interest and principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a municipal security’s value. Also, the Fund cannot be certain that any insurance company will make the payments it guarantees. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The Fund may lose money on its investment if the insurance company does not make payments it guarantees. In addition, if the Fund purchases the insurance, it must pay the premiums, which will reduce the Fund’s yield. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
■	Junk Bonds Risk (California Fund) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:
■	Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
■	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
■	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
■	Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
■	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
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■	Leverage Risk (California Fund) — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are
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ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The IRS has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
■	Non-Diversification Risk (New Jersey Fund and Pennsylvania Fund) — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	State Specific Risk — The Fund invests primarily in municipal bonds issued by or on behalf of its designated state. As a result, the Fund is more exposed to risks affecting issuers of its designated state’s municipal securities than is a fund that invests more widely. Fund management does not believe that the current economic conditions will adversely affect the Fund’s ability to invest in high quality state municipal securities in its designated state.
California — California’s economy, the largest among the 50 states, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The State has a population of about 39.5 million. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy. The COVID-19 pandemic is expected to materially adversely impact local, State and federal economies, including, among other things, labor force, employment, income, construction and exports. California’s unemployment rate averaged a record high 15.9 percent in the second quarter of 2020 which was higher than the highest rate of unemployment rate of 12.3 percent in the fourth quarter of 2010, which resulted from the last national recession (the “Great Recession”). The adopted State budget for fiscal year 2020-21, estimated a drop in General Fund revenues and transfers to $137.7 billion from the $153.4 billion previously estimated for fiscal year 2020-21 even after including transfers from reserves, federal assistance and additional revenue solutions. The 2020-21 Budget further assumes the drawdown of $7.8 billion from reserves in fiscal year 2020-21, resulting in a projected reserve balance of $8.8 billion, as of June 30, 2021. Even assuming federal assistance, the 2020-21 Budget projects a significant structural out-year deficit will remain and forecasts an operating deficit of $8.7 billion in fiscal year 2021-22, after accounting for reserves.
Many local government agencies continue to face budget constraints due to limited taxing powers and balanced budget requirements, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions, and have been the principal cause of several well-publicized municipal bankruptcy filings. These unfunded liabilities may be exacerbated as a result of the economic effects of the COVID-19 pandemic. While it is impossible to describe in detail the impact on specific local bond issuances, the economic effects of the COVID-19 pandemic may potentially affect or impair the credit quality of a variety of local California issuances, including airport and port revenue bonds, toll road revenue bonds, bonds supported by hotel or occupancy use taxes, sales tax revenue bonds, housing or developments secured by incremental tax revenue, and bonds supported directly or indirectly by convention center, stadium or arena revenue. In addition, local governments that have general funds largely supported by sales tax, hotel or occupancy taxes or similar revenues may be particularly affected.
State general obligation bonds are, as of September 10, 2020, rated “Aa2” by Moody’s, “AA-” by S&P, and “AA” by Fitch.
New Jersey — New Jersey has a diverse economic base consisting of a variety of manufacturing, construction, and service industries. This is supplemented by commercial agriculture in the rural areas. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. New Jersey real gross domestic product grew 1.8% during the first quarter of 2019, double the average annual growth rate of 0.8% from 2011 to 2017. This compares to 3.8% in New York, followed by Pennsylvania at 2.9%, and Connecticut at 2.2% over the same period.
New Jersey personal income, which is income from all sources including earnings, assets, and transfer income, grew by 3.5% in 2018, ahead of Connecticut’s 3.1% growth rate. Personal income grew fastest in New York, rising by 4.6%, followed by Pennsylvania, where it grew 3.7%. The steady growth in personal income has continued for New Jersey with nominal personal income growing at a 3.2% annual rate in the first quarter of 2019. Although this is below Pennsylvania’s 3.5% growth rate for the first quarter of 2019, it was ahead of both New York and Connecticut, which grew 1.7% and 1.5%, respectively, during the same period.
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New Jersey payroll employment increased by an average of 3,300 jobs per month in 2018 for a total gain of 39,400, compared to an average total gain of 44,100 jobs per year from 2011 to 2017. This growth has continued into 2019 with employment rising by an average of 4,300 jobs per month after six months. The growth in payroll employment during this time has been led by the professional and business services sector (12,700 jobs), the leisure and hospitality services sector (11,700 jobs), and the education and health services sector (6,200 jobs). Offsetting these job gains were losses in the financial activities sector (3,300 jobs), and the trade, transportation, and utilities sector (6,300 jobs).
New Jersey’s unemployment rate declined by 0.8% in 2018 to 3.9% in 2018. It fell by an additional .04% over the first six months of 2019 to 3.5%, putting New Jersey below the national rate of 3.7% for the first time since February 2017. The State’s labor force participation rate declined by 0.3% in 2018 to 62.4%. The participation rate recovered slightly during the first six month of 2019, up 0.1% to 62.5% in June of 2019.
Weaknesses in New Jersey existing home sales continued in 2019. Single-family home sales were 1.6% lower through June 2019 following flat growth in 2018. Sales of townhomes and condominiums also declined in 2019, down 5.3% through June 2019. The number of townhouse and condominium sales was 1.0% lower than in 2018. This mirrored continued weakness in the housing market at the national level. Existing home sales across the U.S. were 2.2% lower in June 2018 than June 2019, the sixteenth consecutive month that sales had fallen on a year-over-year basis.
Residential construction activity in the State remains steady. The total number of permits issued between January 2018 and June 2018 to build single-family homes is roughly even with last year. Although technically down 0.1%, the difference is a total of 7 permits (4,699 in 2018 versus 4,706 in 2017). The number of permits issued between January 2018 and June 2018 to build units in apartment buildings is 11.4% higher than a year ago. The State also continues to make significant gains in reducing the number of homes in foreclosure. The share of homes in foreclosure fell to 2.0% at the end of the first quarter of 2019, declining 1.3 percentage points over the previous year.
S&P and Fitch rate the State of New Jersey’s general obligation bonds “A-”. Moody’s rates the State of New Jersey’s general obligation bonds “A3”.
Pennsylvania — The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, Texas, Florida, and New York. Pennsylvania is an established state with a diversified economy. Pennsylvania had been historically identified as a heavy industrial state. That reputation has changed over the last several decades as the coal, steel and railroad industries declined. The Commonwealth’s business environment readjusted with a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including healthcare, leisure hospitality, transport and storage. As in other industrially developed states, economic activity in Pennsylvania may be more cyclical than in some other states or in the nation as a whole. Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, federal revenue sharing laws or laws with respect to tax-exempt financing. On May 29, 2020, Pennsylvania enacted into law a $25,789 million five-month interim budget for the 2020-2021 fiscal year, a 24.4% decrease from the fiscal 2020 budget. The interim budget will last through November 2020, at which point the governor’s office and the legislature will negotiate a revenue and spending plan for the remaining seven months of the 2020-2021 fiscal year. As of September 2, 2020, Pennsylvania general obligation bonds have been assigned a credit rating of A+ by Standard & Poor’s Rating Services, Aa3 by Moody’s Investor Services, Inc., and AA- by Fitch Ratings.
The global coronavirus (“COVID-19”) pandemic has adversely impacted Pennsylvania’s finances and resulted in decreased revenues, placing significant budgetary pressure on Pennsylvania due to financial commitments related the state’s COVID-19 response measures. See “Statement of Additional Information - Part II, Appendix C – Economic and Financial Conditions in Pennsylvania” for a discussion on COVID-19’s impact on Pennsylvania.
■	Taxability Risk (California Fund) — Investments in taxable municipal bonds, U.S. Treasury and Government agency issues, investment grade corporate bonds and taxable money market securities as well as some of the derivatives and other instruments discussed herein will cause the Fund to have taxable investment income. The Fund may also realize capital gains on the sale of its municipal bonds (and other securities and derivatives it holds). These capital gains will be taxable regardless of whether they are derived from a sale of municipal bonds. Fund investments may also cause the Fund to recognize taxable ordinary income from market discount. The Fund will report distributions from taxable investment income, from market discount and from realized capital gains as taxable to Fund shareholders. In order for the Fund to be eligible to report distributions of tax-exempt interest income from tax-exempt or municipal securities as tax-exempt income to Fund shareholders, at least half of the Fund’s total assets must be invested in tax-exempt securities as of the end of each calendar quarter. If the Fund did not maintain that
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level of investment with respect to tax-exempt securities, the Fund would lose the ability to report distributions of tax-exempt interest income as tax-exempt income to Fund shareholders.
With respect to its investments in tax-exempt or municipal securities, the Fund intends to rely at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay U.S. federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
The Fund expects to use derivatives for hedging, among other things. The Federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.
The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. When the Fund invests in a TOB Trust on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”).
If the Fund invests in a TOB Trust on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a TOB Trust on a recourse basis, the Fund will bear the risk of loss with respect to any Liquidation Shortfall.
To the extent that the Fund, rather than a third-party bank or financial institution, sponsors a TOB Trust, certain responsibilities that previously belonged to the sponsor bank will be performed by, or on behalf of, the Fund. The Fund’s additional duties and responsibilities under the new TOB Trust structure may give rise to certain additional risks including compliance, securities law and operational risks.
■	U.S. Government Obligations Risk (California Fund) — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency,
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authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
■	Variable Rate Demand Obligations Risks (California Fund) — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk (California Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Each Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
■	Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
■	Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
■	Derivatives Risk (New Jersey Fund and Pennsylvania Fund) — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease)
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in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements, if any, will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Act in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
In November 2019, the SEC proposed new regulations governing the use of derivatives by registered investment companies. If adopted as proposed, new Rule 18f-4 would impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act, treat derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
In addition, other future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Risks Specific to Certain Derivatives Used by the Fund
Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a
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futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
■	Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
■	Illiquid Investments Risk (New Jersey Fund and Pennsylvania Fund) — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
■	Indexed and Inverse Securities Risk (New Jersey Fund and Pennsylvania Fund) — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
■	Insurance Risk (New Jersey Fund and Pennsylvania Fund) — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. Either the issuer of the municipal security or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a municipal security issuer’s failure to make interest and principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a municipal security’s value. Also, the Fund cannot be certain that any insurance company will make the payments it guarantees. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The Fund may lose money on its investment if the insurance company does not make payments it guarantees. In addition, if the Fund purchases the insurance, it must pay the premiums, which will reduce the Fund’s yield. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
■	Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of
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investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
■	Junk Bonds Risk (New Jersey Fund and Pennsylvania Fund) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:
■	Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
■	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
■	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
■	Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
■	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
■	Leverage Risk (New Jersey Fund and Pennsylvania Fund) — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	LIBOR Risk (Pennsylvania Fund) — The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The Fund’s investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund may also reference LIBOR.
In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may have investments linked to other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), which may also cease to be published. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain
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existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s performance or net asset value.
■	Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
■	Taxability Risk (New Jersey Fund and Pennsylvania Fund) — The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay U.S. federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
■	Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
■	Variable Rate Demand Obligations Risks (New Jersey Fund and Pennsylvania Fund) — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk (New Jersey Fund and Pennsylvania Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
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Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A1 Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine which share class is best suited to your personal financial goals.
Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock. Investor A1 Shares of the California Fund are available only for purchase by certain employer-sponsored retirement plans and fee based programs that have been previously approved by the Fund, and for dividend and capital gain reinvestment by existing shareholders. Investor A1 Shares of the New Jersey Fund and the Pennsylvania Fund are available only for purchase by certain employer-sponsored retirement plans and for dividend and capital gain reinvestment by existing shareholders.
Details About the Share Class

Investor A1 Shares at Net Asset Value
No initial sales charge applies to Investor A1 Shares purchased by certain employer-sponsored retirement plans and fee based programs (California Fund only), or bought through reinvestment of dividends and capital gains by existing shareholders.
Right of Accumulation
Investors have a “right of accumulation” under which any of the following may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge:
i.	The current value of an investor’s existing Investor A and A1, Investor C, Investor P, Institutional, Class K and Premier Shares in most BlackRock Funds,
ii.	The current value of an investor’s existing shares of Eligible Unlisted BlackRock Closed-End Funds and
iii.	The investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children.
Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.
Distribution and Shareholder Servicing Payments

Each of the BlackRock California Municipal Series Trust and the BlackRock Multi-State Municipal Series Trust (each a “Trust” and together, the “Trusts”), on behalf of the Funds, has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act with respect to the Investor A1 Shares that allows a Fund to pay distribution fees for the sale of its shares and/or shareholder servicing fees for certain services provided to its shareholders.
Under the Plan, the Funds pay shareholder servicing fees (also referred to as general shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor A1 Shares of a Fund. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A1 Shares of a Fund. All Investor A1 Shares pay this shareholder servicing fee.
In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A1 Shares:
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■	Answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the customers’ investments;
■	Assisting customers in designating and changing dividend options, account designations and addresses; and
■	Providing other similar shareholder liaison services.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.
Because the fees paid by a Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
For more information on the Plan, including a complete list of services provided thereunder, see the SAI.
Other Payments by the Funds
In addition to fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees a Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of a Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. You may also buy, sell, exchange and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, a Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.
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Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.
How to Buy Investor A1 Shares
Investor A1 Shares of the California Fund generally are not available for purchase but are available for purchase by certain employer-sponsored retirement plans and fee based programs that have been previously approved by the Fund, and for dividend and capital gain reinvestment by existing shareholders.
Investor A1 Shares of the New Jersey Fund and the Pennsylvania Fund generally are not available for purchase but are available for purchase by certain employer-sponsored retirement plans, and for dividend and capital gain reinvestment by existing shareholders.
How to Buy Shares
	Your Choices	Important Information for You to Know
Add to Your Investment	First, have your Financial Intermediary submit your purchase order	Since purchases are limited to certain employer-sponsored retirement plans and fee based programs that have been previously approved by the fund, contact your Financial Intermediary to see if you qualify.
The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day.
A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses”
table.
The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.
	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441-7762 or contact your Financial Intermediary (if your account is not held directly with BlackRock).
How to Pay for Shares	Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the second business day following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.

How to Sell Shares
Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order	You can make redemption requests through your Financial Intermediary. Shareholders should indicate whether they are redeeming Investor A1 Shares. The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
Regardless of the method the Fund uses to make payment of your redemption proceeds (check, wire or ACH), your redemption proceeds
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Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Have your Financial Intermediary submit your sales order (continued)	typically will be sent one to two business days after your request is submitted, but in any event, within seven days.
Certain Financial Intermediaries may charge a fee to process a redemption of shares. Shareholders who hold more than one class should indicate which class of shares they are redeeming.
The Fund may reject an order to sell shares under certain circumstances.
Selling shares held directly with BlackRock	Methods of Redeeming
Redeem by Telephone:
You may redeem shares held directly with BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the Automated Clearing House (“ACH”) or wire transfer. Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. Call (800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.
The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.
During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.
Redeem by VRU: Investor Shares may also be redeemed by use of the Fund’s automated voice response unit service (“VRU”). Payment for Investor Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.
Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.
Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019 , or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01581. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances.
You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.
Payment of Redemption Proceeds
Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.
Payment by Check: BlackRock will normally mail redemption proceeds within three business days following receipt of a properly completed request, but in any event within seven days. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional
45

Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	charges imposed by your bank for this service.
Each Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.
Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.
If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service.
The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.
The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.
***

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.
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Your Choices	Important Information for You to Know
Redemption Proceeds	Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of the Fund’s portfolio may be comprised of less-liquid investments, the Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) borrowing under a line of credit it has entered into with a group of lenders, (ii) borrowing from another BlackRock Fund pursuant to an interfund lending program, to the extent permitted by the Fund’s investment policies and restrictions as set forth in the SAI, and/or (iii) transferring portfolio securities in-kind to you. The SAI includes more information about the Fund’s line of credit and interfund lending program, to the extent applicable.
If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

How to Exchange Shares or Transfer Your Account
Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”)	Investor A1 Shares Shares of the Fund are generally exchangeable for Investor A Shares Shares, respectively, of another BlackRock Fund. Shares of other BlackRock Funds may not be exchanged for Investor A1 Shares Shares of the Funds, to the extent such shares are offered by your Financial Intermediary.
You can exchange $1,000 or more of Investor A1 Shares Shares from one fund into Investor A Shares, of another fund which offers that class of shares (you can exchange less than $1,000 of Investor A1 Shares Shares if you already have an account in the fund into which you are exchanging). You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors.
Some of the BlackRock Funds impose a different deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.
To exercise the exchange privilege, you may contact your Financial Intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your new account application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below.
For U.S. federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other Financial Intermediary before making an exchange request.
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Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary	You may transfer your shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.
Transfer to a non-participating Financial Intermediary	You must either:
• Transfer your shares to an account with the Fund; or
• Sell your shares, paying any applicable deferred sales charge.
If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com for additional information as well as forms and applications. Otherwise, please contact your Financial Intermediary for assistance in requesting one or more of the following services and privileges.
Dividend Allocation Plan	Automatically invests your distributions into another BlackRock Fund of your choice pursuant to your instructions, without any fees or sales charges.	Dividend and capital gains distributions may be reinvested in your account to purchase additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your distributions to your bank account (checking or savings), to purchase shares of another fund at BlackRock without any fees or sales charges, or by check to a special payee. Please call (800) 441-7762 for details. If investing in another fund at BlackRock, the receiving fund must be open to new purchases.
Systematic Exchange Plan	This feature can be used by investors to systematically exchange money from one fund to up to four other funds.	A minimum of $10,000 in the initial BlackRock Fund is required and investments in any additional funds must meet minimum initial investment requirements. For more information, please call (800) 441-7762. See “Exchange Privilege” for information on which classes of the Fund you may exchange into.
Systematic Withdrawal Plan	This feature can be used by investors who want to receive regular distributions from their accounts.	To start an SWP a shareholder must have a current investment of $10,000 or more in a BlackRock Fund.
Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form, which may be obtained from BlackRock. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.
To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours’ notice.
Ask your Financial Intermediary for details.

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Funds’ Rights

Each Fund may:
■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
■	Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
■	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.
Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or by Financial Intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, if you choose to leave the fee-based program, you may have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you may pay any applicable sales charges or redemption fees. Please speak to your Financial Intermediary for information about specific policies and procedures applicable to your account.
Generally, upon termination of a fee-based program, the shares may be liquidated or the shares can be held in an account. In certain instances, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A1 Shares in the program may be eligible to purchase additional shares of the respective share class of a Fund, but may be subject to upfront sales charges with respect to Investor A1 Shares. Please speak to your Financial Intermediary for more information.
Certain Financial Intermediaries may, in connection with a change in account type (for example, due to leaving a fee-based program or upon termination of the fee-based program) or otherwise in accordance with the Financial Intermediary’s policies and procedures, exchange the share class held in the program for another share class of the same fund, provided that the exchanged shares are not subject to a sales charge and the shareholder meets the eligibility requirements of the new share class. Please speak to your Financial Intermediary for information about specific policies and procedures applicable to your account.
Details about the features of each fee-based program and the relevant charges, terms and conditions are included in the client agreement for each fee-based program and are available from your Financial Intermediary. Please speak to your Financial Intermediary for more information.
Short-Term Trading Policy

The Board of Trustees of each Fund (the “Board”) has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The
49

exchange privilege for Investor Shares and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.
A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of a fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Funds — Valuation of Fund Investments” below.
The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to a Fund or its shareholders.
If as a result of its own investigation, information provided by a Financial Intermediary or other third-party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by a Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.
There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.
The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.
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Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $7.317 trillion in investment company and other portfolio assets under management as of June 30, 2020.
Each Fund has entered into a management agreement (the “Management Agreement”) with BlackRock. Under the Management Agreement, BlackRock receives for its services to each Fund a fee based on each Fund’s average daily net assets.
With respect to the California Fund, the maximum annual management fees that can be paid to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.38%
$1 billion - $3 billion	0.36%
$3 billion - $5 billion	0.34%
$5 billion - $10 billion	0.33%
Greater than $10 billion	0.32%

With respect to each of the New Jersey Fund and the Pennsylvania Fund, the maximum annual management fees that can be paid to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.52%
$1 billion - $3 billion	0.49%
$3 billion - $5 billion	0.47%
$5 billion - $10 billion	0.45%
Greater than $10 billion	0.44%

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of advisory fees each Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of each Trust or by a vote of a majority of the outstanding voting securities of each Fund.
For the fiscal year ended May 31, 2020, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock as a percentage of each Fund’s average daily net assets were:
California Fund	0.35%
New Jersey Fund	0.40%
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Pennsylvania Fund	0.43%

BlackRock has agreed to cap net expenses of each Fund (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Funds at the levels shown below and in each Fund’s fees and expenses table in the Fund Overview section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.
With respect to each Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.
Contractual Caps on Total Annual Fund Operating Expenses* (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]	Total Annual
Fund Operating
Expenses* after
giving effect to all
applicable expense
limitation provisions
(excluding Interest
Expense, Dividend
Expense, Acquired
Fund Fees and
Expenses and certain
		other Fund expenses)
California Fund
Investor A1 Shares	0.54%	0.51%
New Jersey Fund
Investor A1 Shares	0.62%	0.61%
Pennsylvania Fund
Investor A1 Shares	0.64%	0.64%

*	As a percentage of average daily net assets.
[1]	The contractual caps are in effect through September 30, 2021. The contractual agreement may be terminated with respect to a Fund upon 90 days’ notice by a majority of the non-interested trustees of its respective Trust or by a vote of a majority of the outstanding voting securities of the Fund.
The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual cap on net expenses will be reduced by the amount of the affiliated money market fund waiver.
As stated above, the waivers and reimbursements made pursuant to the contractual expense caps and described in the table above do not include Interest Expense. A Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. The Fund incurs Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments.
A discussion of the basis for each Board’s approval of the Management Agreements with BlackRock is included in each Fund’s annual shareholder report for the fiscal year ended May 31, 2020.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.
Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re
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BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. On March 8, 2019, the plaintiffs provided notice that they were appealing both the February 8, 2019 post-trial order and the June 13, 2018 order partially granting Defendants’ motion for summary judgment. On May 28, 2020, the appellate court affirmed the trial court’s orders. On June 26, 2020, the plaintiffs petitioned the appeals court for a rehearing, which was denied on July 9, 2020. The Defendants continue to believe the claims in the lawsuit are without merit.
Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.
California Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA, Peter Hayes, James Pruskowski and Michael Kalinoski, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1993	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Peter Hayes, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2006; Head of Municipal Bonds within BlackRock Fixed Income Portfolio Management Group since 2006.
James Pruskowski, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2006.
Michael Kalinoski, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2006.

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New Jersey Fund
The Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

Pennsylvania Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. The Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such
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issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Funds. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trusts, on behalf of the Funds, have retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on a Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge or redemption fee. Each Fund calculates the net asset value of each class of its shares each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received.
Equity securities and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Each Fund values fixed-income portfolio securities and non-exchange traded derivatives using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Fund’s Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Funds may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost.
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Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares.
Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.
When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by a Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.
For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.
Each Fund may accept orders from certain authorized Financial Intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed taxable ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.
Each Fund will distribute net investment income, if any, monthly and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your Financial Intermediary or the respective Fund.
You will pay tax on dividends from a Fund (other than exempt-interest dividends) whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
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A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as exempt-interest dividends, capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Each Fund intends to make income distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from California, New Jersey or Pennsylvania personal income taxes, respectively, with respect to the California Fund, the New Jersey Fund and the Pennsylvania Fund. Some distributions may be taxable.
Each Fund will purchase a municipal security only if it is accompanied by an opinion of bond counsel, delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes and exempt from personal income taxes in California, New Jersey or Pennsylvania, as applicable (i.e., “tax-exempt”). For purposes of each Fund’s investment strategies, municipal securities and municipal bonds do not include certain tax credit bonds or tax subsidy bonds issued by municipalities and/or states, the interest on which is taxable for Federal income tax purposes. Holders of tax credit bonds may be entitled to be allocated income tax credits of certain amounts. To the extent dividends distributed by a Fund are derived from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. Interest income from other investments and income from derivatives may produce taxable dividend distributions.
Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by a Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Dividend distributions derived from taxable interest income or capital gains realized by a Fund on portfolio securities or derivative instruments, if any, will be subject to Federal income tax and applicable state and local taxes.
The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by a Fund from swap agreements will generally produce taxable income, while payments made by a Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing
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the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
If you redeem or exchange Fund shares, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.
Generally, within 60 days after the end of the calendar year, the Fund or your Financial Intermediary will tell you the amount of exempt-interest dividends, taxable dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you, regardless of how long you have held your shares in the Fund. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.
California Fund
So long as, at the close of each quarter of the California Fund’s taxable year, at least 50% of the value of the California Fund’s total assets consists of California municipal securities or certain United States, Puerto Rico, Virgin Islands or Guam government obligations the income from which is exempt from California personal income taxation (collectively “CA-Exempt Obligations”), exempt-interest dividends (i) paid by the California Fund in an amount not exceeding the interest received on such CA-Exempt Obligations during the California Fund’s taxable year, and (ii) designated by the California Fund as exempt-interest dividends (in a written notice mailed to the California Fund’s shareholders not later than 60 days after the close of the California Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to CA-Exempt Obligations that are paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to CA-Exempt Obligations that are paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states and municipalities other than California and its political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from Federal income tax. Interest on indebtedness incurred or continued by a shareholder of the California Fund to purchase or carry shares of the California Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Code, relating to regulated investment companies, in certain potentially material respects.
New Jersey Fund
To the extent that the distributions by the New Jersey Fund are derived from interest or gains from New Jersey municipal bonds and the Fund meets certain state tax requirements, the distributions are also exempt from New Jersey Gross Income Tax. Interest income from other investments may produce taxable dividend distributions. Dividends derived from capital gains realized by the New Jersey Fund may be subject to New Jersey Gross Income Tax to the extent not attributable to gains from New Jersey municipal bonds. If you are subject to income tax in a state other than New Jersey, distributions by the New Jersey Fund derived from interest or gains from New Jersey municipal bonds generally will not be exempt from income tax in that state.
However, the New Jersey Gross Income Tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from the Fund are included in the tax base for purposes of computing the net income tax portion of the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.
Shares of the New Jersey Fund are not subject to property taxation by New Jersey.
Pennsylvania Fund
Distributions by the Pennsylvania Fund that are derived from interest on Pennsylvania municipal bonds or from direct obligations of the United States are exempt from Pennsylvania state personal income taxes. However, distributions attributable to capital gains derived by the Pennsylvania Fund as well as distributions derived from investments other than Pennsylvania municipal bonds (or from direct obligations of the United States) will be taxable for Pennsylvania personal income tax purposes. Distributions derived from interest on obligations that are merely backed or guaranteed by the U.S. Government (e.g., GNMAs, FNMAs), or on repurchase agreements collateralized by U.S. Government securities, are not exempt from the Pennsylvania personal income tax.
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In the case of residents of the City of Philadelphia, distributions by the Pennsylvania Fund that are derived from interest on Pennsylvania municipal bonds (or from direct obligations of the United States) and distributions that are designated as capital gain dividends for federal income tax purposes, also will be exempt from the Philadelphia School District investment net income tax.
Other Pennsylvania counties, cities and townships generally do not tax individuals on unearned income.
To the extent exempt-interest dividends attributable to Pennsylvania municipal bonds are excluded from taxable income for federal corporate income tax purposes (determined before net operating loss carryovers and special deductions), they will not be subject to the Pennsylvania corporate net income tax. Distributions from the Pennsylvania Fund derived from interest on direct obligations of the United States also are exempt from the Pennsylvania corporate net income tax. Distributions by the Pennsylvania Fund that are attributable to other sources (including indirect obligations of the United States such as GNMAs, FNMAs) generally are not exempt and are subject to the corporate net income tax.
If you are subject to income tax in a state other than Pennsylvania, the dividends derived from Pennsylvania municipal bonds generally will not be exempt from income tax in that state.
This discussion does not address the extent, if any, to which shares of the Pennsylvania Fund, or interest and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above. For the complete provisions, reference should be made to the applicable state laws. The state laws described above are subject to change by legislative, judicial, or administrative action either prospectively or retroactively. Shareholders of the Fund should consult their tax advisers about other state and local tax consequences of their investment in the Fund.
This section summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Funds under all applicable tax laws.
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Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose reports, along with each Fund’s financial statements, are included in each Fund’s Annual Report, which is available upon request.
BlackRock California Municipal Opportunities Fund
	Investor A1
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$12.71	$12.76	$12.59	$12.72	$12.33
Net investment income(a)	0.26	0.33	0.33	0.35	0.38
Net realized and unrealized gain (loss)	(0.51)	0.19	0.21	(0.13)	0.39
Net increase (decrease) from investment operations	(0.25)	0.52	0.54	0.22	0.77
Distributions(b)
From net investment income	(0.26)	(0.33)	(0.33)	(0.35)	(0.38)
From net realized gain	—	(0.24)	(0.04)	—	—
Total distributions	(0.26)	(0.57)	(0.37)	(0.35)	(0.38)
Net asset value, end of year	$12.20	$12.71	$12.76	$12.59	$12.72
Total Return(c)
Based on net asset value	(2.01)%	4.18%	4.35%	1.78%	6.35%
Ratios to Average Net Assets(d)
Total expenses(e)	0.65%	0.72%	0.66%	0.70%	0.79%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.63%	0.70%	0.64%	0.64%	0.77%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.51%	0.53%	0.54%	0.56%	0.72%
Net investment income	2.08%	2.61%	2.61%	2.78%	3.06%
Supplemental Data
Net assets, end of year (000)	$103,229	$112,554	$118,780	$126,274	$139,805
Borrowings outstanding, end of year (000)	$148,145	$253,167	$141,267	$60,642	$40,310
Portfolio turnover rate	117%	126%	129%	142%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.02%	0.02%	0.01%	0.01%	—%

(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Expense ratios	0.65%	0.71%	0.66%	N/A	N/A

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
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Financial Highlights (continued)

BlackRock New Jersey Municipal Bond Fund
	Investor A1
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.31	$11.06	$11.07	$11.39	$11.02
Net investment income(a)	0.36	0.39	0.39	0.38	0.40
Net realized and unrealized gain (loss)	(0.46)	0.25	(0.01)	(0.32)	0.37
Net increase (decrease) from investment operations	(0.10)	0.64	0.38	0.06	0.77
Distributions from net investment income(b)	(0.36)	(0.39)	(0.39)	(0.38)	(0.40)
Net asset value, end of year	$10.85	$11.31	$11.06	$11.07	$11.39
Total Return(c)
Based on net asset value	(0.97)%	5.95%	3.49%	0.59%	7.12%
Ratios to Average Net Assets(d)
Total expenses	0.85%	0.88%	0.87%	0.83%	0.83%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.73%	0.74%	0.74%	0.72%	0.75%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(e)	0.61%	0.62%	0.64%	0.68%	0.72%
Net investment income	3.16%	3.54%	3.50%	3.43%	3.57%
Supplemental Data
Net assets, end of year (000)	$17,241	$19,760	$20,534	$22,697	$26,092
Borrowings outstanding, end of year (000)	$22,054	$16,419	$16,419	$9,281	$9,281
Portfolio turnover rate	21%	15%	16%	21%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	—%	0.01%	—%

(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
61

Financial Highlights (concluded)

BlackRock Pennsylvania Municipal Bond Fund
	Investor A1
	Year Ended May 31,
(For a share outstanding throughout each period)	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.13	$11.00	$11.22	$11.60	$11.33
Net investment income(a)	0.37	0.42	0.44	0.45	0.46
Net realized and unrealized gain (loss)	(0.36)	0.13	(0.22)	(0.38)	0.27
Net increase from investment operations	0.01	0.55	0.22	0.07	0.73
Distributions from net investment income(b)	(0.37)	(0.42)	(0.44)	(0.45)	(0.46)
Net asset value, end of year	$10.77	$11.13	$11.00	$11.22	$11.60
Total Return(c)
Based on net asset value	0.04%	5.11%	2.01%	0.66%	6.57%
Ratios to Average Net Assets
Total expenses	0.96%(d)	1.05%	0.98%	0.94%	0.87%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.85%(d)	0.94%	0.88%	0.85%	0.81%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(e)	0.64%(d)	0.64%	0.65%	0.68%	0.73%
Net investment income	3.34%(d)	3.83%	3.96%	3.99%	4.02%
Supplemental Data
Net assets, end of year (000)	$9,462	$10,502	$13,763	$15,266	$16,030
Borrowings outstanding, end of year (000)	$64,784	$64,404	$70,199	$59,064	$49,627
Portfolio turnover rate	26%	23%	17%	18%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
62

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
■	Access the BlackRock website at http://www.blackrock.com/edelivery; and
■	Log into your account.
Delivery of Shareholder Documents
The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.
Certain Fund Policies

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism, or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
63

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about each Fund, including how each Fund invests, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.
64

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.
Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.
Custom New Jersey Index — a customized benchmark that reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
Custom Pennsylvania Index — a customized benchmark that reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Management Fee — a fee paid to BlackRock for managing each Fund.
Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Shareholder Fees — fees paid directly by a shareholder, including sales charges that you may pay when you buy or sell shares of a Fund.
S&P® California Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within California.
S&P® Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.
S&P® New Jersey Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within New Jersey.
S&P® Pennsylvania Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within Pennsylvania.
65

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For More Information

Funds and Service Providers

FUNDS
BlackRock California Municipal Series Trust
BlackRock California Municipal Opportunities Fund
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01581
(800) 441-7762
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about each of the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated September 28, 2020, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 441-7762.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441-7762.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock California Municipal Series Trust or
BlackRock Multi-State Municipal Series Trust
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail
BlackRock California Municipal Series Trust or
BlackRock Multi-State Municipal Series Trust
4400 Computer Drive
Westborough, Massachusetts 01581
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about the Funds, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04264
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04375
© BlackRock Advisors, LLC

PRO-10327-PRI-0920

SEPTEMBER 28, 2020
Prospectus
BlackRock California Municipal Series Trust  |  Class K Shares
•	BlackRock California Municipal Opportunities Fund
Class K: MKCMX
BlackRock Multi-State Municipal Series Trust  |  Class K Shares
•	BlackRock New Jersey Municipal Bond Fund
Class K: MKNJX
•	BlackRock Pennsylvania Municipal Bond Fund
Class K: MKPYX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 537-4942 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information and historical performance information
	Key Facts About BlackRock California Municipal Opportunities Fund	3
	Key Facts About BlackRock New Jersey Municipal Bond Fund	11
	Key Facts About BlackRock Pennsylvania Municipal Bond Fund	17

Details About the Funds	How Each Fund Invests	23
	Investment Risks	27

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distributions and other payments
	Details About the Share Class	41
	How to Buy, Sell, Exchange and Transfer Shares	42
	Funds’ Rights	47
	Short-Term Trading Policy	47

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	49
	Portfolio Manager Information	51
	Conflicts of Interest	52
	Valuation of Fund Investments	53
	Dividends, Distributions and Taxes	54

Financial Highlights	Financial Performance of the Funds	58

General Information	Shareholder Documents	61
	Certain Fund Policies	61
	Statement of Additional Information	62

Glossary	Glossary of Investment Terms	63

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock New Jersey Municipal Bond Fund
Investment Objective

The investment objective of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and New Jersey personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Class K Shares
Management Fee[1]		0.52%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.20%
Interest Expense	0.11%
Miscellaneous Other Expenses	0.09%
Acquired Fund Fees and Expenses[2]		0.01%
Total Annual Fund Operating Expenses[2]		0.73%
Fee Waivers and/or Expense Reimbursements[1,3]		(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]		0.59%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.47% for Class K Shares through September 30, 2021. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class K Shares	$60	$219	$392	$893

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
11

Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These bonds may be obligations of a variety of issuers including governmental entities in New Jersey and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
12

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the State of New Jersey. As a result, the Fund is more exposed to risks affecting issuers of New Jersey municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty
13

risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The performance information for periods prior to January 25, 2018, the commencement of operations of Class K Shares, shows the performance of the Fund’s Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares. The table compares the Fund’s performance to that of the S&P® Municipal Bond Index and the Custom New Jersey Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
Class K Shares
ANNUAL TOTAL RETURNS
BlackRock New Jersey Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 4.99% (quarter ended September 30, 2011) and the lowest return for a quarter was -5.44% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2020 was -0.93%.
As of 12/31/19 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock New Jersey Municipal Bond — Class K Shares
Return Before Taxes	7.68%	3.78%	5.02%
Return After Taxes on Distributions	7.68%	3.77%	5.01%
Return After Taxes on Distributions and Sale of Fund Shares	6.02%	3.73%	4.81%
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.26%	3.50%	4.41%
Custom New Jersey Index (Reflects no deduction for fees, expenses or taxes)[1]	10.09%	5.15%	5.37%

[1]	The Custom New Jersey Index reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the
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returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2017	Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

Class K Shares of the Fund are available only to (i) certain employee benefit plans, such as health savings accounts, and certain employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (collectively, “Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary (as defined below) that has entered into an agreement with the Fund’s distributor to purchase such shares, (iii) “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, banks and bank trusts, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iv) fee-based advisory platforms of a Financial Intermediary that (a) has specifically acknowledged in a written agreement with the Fund’s distributor and/or its affiliate(s) that the Financial Intermediary shall offer such shares to fee-based advisory clients through an omnibus account held at the Fund or (b) transacts in the Fund’s shares through another intermediary that has executed such an agreement and (v) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of the Fund in the same account since August 15, 2016.
You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. Purchase orders may also be placed by calling (800) 537-4942, by mail (c/o BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019), or online at www.blackrock.com. Institutional Investors are subject to a $5 million minimum initial investment requirement. Other investors, including Employer-Sponsored Retirement Plans, have no minimum initial investment requirement. There is no minimum investment amount for additional purchases.
Tax Information

Different income tax rules apply depending on whether you are invested through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended. If you are invested through such a plan (and Fund shares are not “debt-financed property” to the plan), then the dividends paid by the Fund and the gain realized from a redemption or exchange of Fund shares will generally not be subject to U.S. federal income taxes until you withdraw or receive distributions from the plan. If you are not invested through such a plan, then the Fund’s dividends and gain from a redemption or exchange may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial
15

Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Class K Shares are only available through a Financial Intermediary if the Financial Intermediary will not receive from Fund assets, or the Fund’s distributor’s or an affiliate’s resources, any commission payments, shareholder servicing fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class K Shares.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Fund Overview

Key Facts About BlackRock Pennsylvania Municipal Bond Fund
Investment Objective

The investment objective of BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund” or the “Fund”) is to provide shareholders with income exempt from Federal income tax and Pennsylvania personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Class K Shares
Management Fee[1]		0.52%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.28%
Interest Expense	0.21%
Miscellaneous Other Expenses	0.07%
Acquired Fund Fees and Expenses[2]		0.01%
Total Annual Fund Operating Expenses[2]		0.81%
Fee Waivers and/or Expense Reimbursements[1,3]		(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]		0.71%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.49% for Class K Shares through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class K Shares	$73	$249	$440	$992

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
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Principal Investment Strategies of the Fund

The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities in Pennsylvania and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. At least 80% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. When choosing investments, Fund management considers various factors, including the credit quality of issuers, yield analysis, maturity analysis and the call features of the obligations. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the Commonwealth of Pennsylvania. As a result, the Fund is more exposed to risks affecting issuers of Pennsylvania municipal securities than is a municipal securities fund that invests more widely.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty
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risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The performance information for periods prior to January 25, 2018, the commencement of operations of Class K Shares, shows the performance of the Fund’s Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares. The table compares the Fund’s performance to that of the S&P® Municipal Bond Index and the Custom Pennsylvania Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
Class K Shares
ANNUAL TOTAL RETURNS
BlackRock Pennsylvania Municipal Bond Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 5.90% (quarter ended June 30, 2011) and the lowest return for a quarter was -6.57% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2020 was -0.31%.
As of 12/31/19 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Pennsylvania Municipal Bond — Class K Shares
Return Before Taxes	6.53%	3.42%	4.62%
Return After Taxes on Distributions	6.53%	3.42%	4.62%
Return After Taxes on Distributions and Sale of Fund Shares	5.43%	3.55%	4.57%
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	7.26%	3.50%	4.41%
Custom Pennsylvania Index (Reflects no deduction for fees, expenses or taxes)[1]	9.05%	4.46%	5.09%

[1]	The Custom Pennsylvania Index reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the
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returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA	2006	Managing Director of BlackRock, Inc.
Walter O’Connor, CFA	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2009	Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

Class K Shares of the Fund are available only to (i) certain employee benefit plans, such as health savings accounts, and certain employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (collectively, “Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary (as defined below) that has entered into an agreement with the Fund’s distributor to purchase such shares, (iii) “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, banks and bank trusts, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iv) fee-based advisory platforms of a Financial Intermediary that (a) has specifically acknowledged in a written agreement with the Fund’s distributor and/or its affiliate(s) that the Financial Intermediary shall offer such shares to fee-based advisory clients through an omnibus account held at the Fund or (b) transacts in the Fund’s shares through another intermediary that has executed such an agreement and (v) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of the Fund in the same account since August 15, 2016.
You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. Purchase orders may also be placed by calling (800) 537-4942, by mail (c/o BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019), or online at www.blackrock.com. Institutional Investors are subject to a $5 million minimum initial investment requirement. Other investors, including Employer-Sponsored Retirement Plans, have no minimum initial investment requirement. There is no minimum investment amount for additional purchases.
Tax Information

Different income tax rules apply depending on whether you are invested through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended. If you are invested through such a plan (and Fund shares are not “debt-financed property” to the plan), then the dividends paid by the Fund and the gain realized from a redemption or exchange of Fund shares will generally not be subject to U.S. federal income taxes until you withdraw or receive distributions from the plan. If you are not invested through such a plan, then the Fund’s dividends and gain from a redemption or exchange may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial
21

Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Class K Shares are only available through a Financial Intermediary if the Financial Intermediary will not receive from Fund assets, or the Fund’s distributor’s or an affiliate’s resources, any commission payments, shareholder servicing fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class K Shares.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock California Municipal Opportunities Fund (the “California Fund”), BlackRock New Jersey Municipal Bond Fund (the “New Jersey Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”) (each, a “Fund” and collectively, the “Funds”) and your rights as a shareholder.
How Each Fund Invests

Investment Process
With respect to the California Fund, the investment process begins with bottom-up, fundamental analysis focused on sector and security selection, and then incorporates a macroeconomic framework for evaluating and managing risk, including geographic, technical and economic risk. The California Fund’s investment process is generally expected to place greater emphasis on duration management and capital structure compared to that of a more traditional municipal fixed income fund. California Fund management may, but is not required to, employ hedging techniques in the California Fund. With respect to the California Fund, BlackRock considers a variety of factors when choosing investments, such as:
■	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.
■	Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer term obligations typically have higher yields).
■	Duration Analysis — the average portfolio duration of the portfolio will generally be maintained within a range as determined from time to time. Duration is a measure, expressed in years, of the price sensitivity of a bond or a portfolio to changes in interest rates. Factors considered include interest rates, economic environment, Federal Reserve policy, market conditions, and characteristics of a particular security.
With respect to the New Jersey Fund and the Pennsylvania Fund, BlackRock considers a variety of factors when choosing investments, such as:
■	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.
■	Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer term obligations typically have higher yields).
■	Maturity Analysis — the weighted average maturity of the portfolio will be maintained within a desirable range as determined from time to time. Factors considered include portfolio activity, maturity of the supply of available bonds and the shape of the yield curve.
In addition, New Jersey Fund and Pennsylvania Fund management considers the availability of features that protect against an early call of a bond by the issuer.
California Fund
Investment Objective
The investment objective of the California Fund is to provide shareholders with income exempt from Federal and California income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Principal Investment Strategies
Under normal circumstances, the California Fund will invest at least 80% of its assets in California municipal bonds. This policy is a fundamental policy of the California Fund and may not be changed without a vote of a majority of the California Fund’s outstanding voting securities, as defined in the Investment Company Act. California municipal bonds are debt obligations issued by or on behalf of a governmental entity in California or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt
23

from California income tax. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in California or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam.
Municipal bonds also include short-term tax-exempt obligations like municipal notes, variable rate demand obligations, private activity bonds and insured municipal bonds. The California Fund may invest in both fixed rate and variable rate obligations.
At least 50% of the Fund’s assets will be invested in investment grade securities. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. The Fund may invest up to 50% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). Non-investment grade bonds are bonds that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or Ba or lower by Moody’s Investor Service, Inc. (“Moody’s”)) or are determined by Fund management to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The California Fund may invest in bonds of any maturity. Under normal circumstances, the California Fund seeks to maintain an average portfolio duration of zero to ten years. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value would be expected to fall about 10% when interest rates rise by one percentage point, assuming all other factors remain equal. Conversely, the bond fund’s net asset value would be expected to rise about 10% when interest rates fall by one percentage point, assuming all other factors remain equal. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity. The California Fund’s average weighted duration may vary significantly from time to time depending on the views of California Fund management.
The California Fund is permitted to engage in transactions in certain derivatives, such as interest rate futures, financial futures contracts and options thereon, for hedging purposes or to seek to enhance returns. The California Fund may also invest in other derivatives, such as swap agreements, including credit default swap agreements for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index. The California Fund may also invest in indexed and inverse floating rate obligations.
The California Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives allow the California Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. The California Fund may invest up to 20% of its assets in securities that are not California municipal bonds (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds).
The California Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the California Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the California Fund. The California Fund may invest in TOB Residuals and may also invest in TOB Floaters. The California Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the California Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
The California Fund may also buy when-issued securities and participate in delayed delivery transactions.
The California Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
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ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE CALIFORNIA FUND
The California Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Walter O’Connor, CFA, Peter Hayes, James Pruskowski and Michael Kalinoski, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
New Jersey Fund
Investment Objective
The investment objective of the New Jersey Fund is to provide shareholders with income that is exempt from Federal income tax and New Jersey personal income taxes.
This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade New Jersey municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. New Jersey municipal bonds are debt obligations issued by or on behalf of a governmental entity in New Jersey or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from New Jersey personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in New Jersey or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in New Jersey municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a TOB Trust. A TOB Trust typically issues two classes of beneficial interests: TOB Floaters, which are sold to third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing the Volcker Rule may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE NEW JERSEY FUND
The New Jersey Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
Pennsylvania Fund
Investment Objective
The investment objective of the Pennsylvania Fund is to provide shareholders with income that is exempt from Federal income tax and Pennsylvania personal income taxes.
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This investment objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
Principal Investment Strategies
The Fund invests primarily in long-term investment grade Pennsylvania municipal bonds. Investment grade securities are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split bonds are bonds that receive different ratings from two or more rating agencies. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Pennsylvania municipal bonds are debt obligations issued by or on behalf of a governmental entity in Pennsylvania or other qualifying issuer that pay interest that, in the opinion of bond counsel, is excludable from gross income for Federal income tax purposes (except that interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and exempt from Pennsylvania personal income taxes. These may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be located in Pennsylvania or in other qualifying jurisdictions such as Puerto Rico, the U.S. Virgin Islands and Guam. Under normal circumstances, the Fund will invest at least 80% of its assets in Pennsylvania municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without a vote of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act.
The Fund may invest in either fixed rate or variable rate obligations. At least 80% of the Fund’s assets will be invested in investment grade securities. Under normal circumstances, the Fund’s weighted average maturity will be more than ten years.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a TOB Trust. A TOB Trust typically issues two classes of beneficial interests: TOB Floaters, which are sold to third party investors, and TOB Residuals, which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. TOB Trusts have historically been established by third party sponsors (e.g., banks, broker-dealers and other financial institutions). Rules implementing the Volcker Rule may preclude banking entities and their affiliates from sponsoring TOB Trusts as such TOB Trusts have been structured prior to the effective date of the Volcker Rule. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule.
ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE PENNSYLVANIA FUND
The Pennsylvania Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Walter O’Connor, CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.
Other Strategies
In addition to the principal strategies discussed above, each Fund may also invest or engage in the following investments/strategies:
■	Borrowing — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions, subject to the limits set forth under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
■	Derivatives (New Jersey Fund and Pennsylvania Fund) — Each Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes. Each of the Funds may also invest in other derivatives, such as swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index. Derivatives allow the Funds to increase or decrease their risk exposure more quickly and efficiently than other types of instruments. None of the Funds is required to use hedging and each may choose not to do so.
■	High Yield Bonds (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest up to 20% of its assets in high yield bonds; however, the Funds will not invest in bonds that are in default or that Fund management believes will be in default. High yield bonds, sometimes referred to as “junk bonds,” are debt securities which are rated
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lower than investment grade (below the fourth highest rating category of the major rating agencies or are determined by Fund management to be of similar quality). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.
■	Illiquid Investments (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
■	Indexed and Inverse Floating Rate Securities (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest in securities the potential return of which is directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. Each Fund may also invest in securities the potential return of which is inversely related to changes in an interest rate (inverse floaters). In general, the return on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Each Fund may also purchase synthetically created inverse floating rate bonds evidenced by custodial or trust receipts.
■	Insured Municipal Bonds (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest in municipal bonds that are covered by insurance guaranteeing the timely payment of principal at maturity and interest when due.
■	Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies, such as affiliated money market funds and affiliated exchange-traded funds.
■	Private Activity Bonds (New Jersey Fund and Pennsylvania Fund) — Each Fund’s investments may include private activity bonds that may subject certain shareholders to a Federal alternative minimum tax.
■	Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.
■	Temporary Defensive Strategies — For temporary periods, each Fund may invest up to 35% of its assets in short-term tax exempt or taxable money market obligations, although each Fund will not generally invest more than 20% of its net assets in taxable money market obligations. As a temporary measure for defensive purposes, each Fund may invest without limitation in short-term tax exempt or taxable money market obligations. These short-term investments may limit the potential for the Funds to achieve their investment objectives.
■	Variable Rate Demand Obligations (New Jersey Fund and Pennsylvania Fund) — Each Fund may invest in variable rate demand obligations which are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution.
■	When-Issued and Delayed Delivery Securities and Forward Commitments (New Jersey Fund and Pennsylvania Fund) — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Investment Risks

This section contains a discussion of the general risks of investing in the Funds. The “Investment Objectives and Policies” section in the Statement of Additional Information (the “SAI”) also includes more information about the Funds, their investments and the related risks. As with any fund, there can be no guarantee that a Fund will meet its investment objectives or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in a Fund
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
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Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As the Federal Reserve “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
■	Derivatives Risk (California Fund) — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
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Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements, if any, will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (the “IRS”).
Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
In November 2019, the Securities and Exchange Commission (the “SEC”) proposed new regulations governing the use of derivatives by registered investment companies. If adopted as proposed, new Rule 18f-4 would impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act, treat derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and require funds whose use of
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derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
In addition, other future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Risks Specific to Certain Derivatives Used by the Fund
Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
■	High Portfolio Turnover Risk (California Fund) — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
■	Illiquid Investments Risk (California Fund) — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to
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make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
■	Indexed and Inverse Securities Risk (California Fund) — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
■	Insurance Risk (California Fund) — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. Either the issuer of the municipal security or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a municipal security issuer’s failure to make interest and principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a municipal security’s value. Also, the Fund cannot be certain that any insurance company will make the payments it guarantees. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The Fund may lose money on its investment if the insurance company does not make payments it guarantees. In addition, if the Fund purchases the insurance, it must pay the premiums, which will reduce the Fund’s yield. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
■	Junk Bonds Risk (California Fund) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:
■	Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
■	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
■	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
■	Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
■	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
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■	Leverage Risk (California Fund) — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are
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ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The IRS has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
■	Non-Diversification Risk (New Jersey Fund and Pennsylvania Fund) — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	State Specific Risk — The Fund invests primarily in municipal bonds issued by or on behalf of its designated state. As a result, the Fund is more exposed to risks affecting issuers of its designated state’s municipal securities than is a fund that invests more widely. Fund management does not believe that the current economic conditions will adversely affect the Fund’s ability to invest in high quality state municipal securities in its designated state.
California — California’s economy, the largest among the 50 states, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The State has a population of about 39.5 million. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy. The COVID-19 pandemic is expected to materially adversely impact local, State and federal economies, including, among other things, labor force, employment, income, construction and exports. California’s unemployment rate averaged a record high 15.9 percent in the second quarter of 2020 which was higher than the highest rate of unemployment rate of 12.3 percent in the fourth quarter of 2010, which resulted from the last national recession (the “Great Recession”). The adopted State budget for fiscal year 2020-21, estimated a drop in General Fund revenues and transfers to $137.7 billion from the $153.4 billion previously estimated for fiscal year 2020-21 even after including transfers from reserves, federal assistance and additional revenue solutions. The 2020-21 Budget further assumes the drawdown of $7.8 billion from reserves in fiscal year 2020-21, resulting in a projected reserve balance of $8.8 billion, as of June 30, 2021. Even assuming federal assistance, the 2020-21 Budget projects a significant structural out-year deficit will remain and forecasts an operating deficit of $8.7 billion in fiscal year 2021-22, after accounting for reserves.
Many local government agencies continue to face budget constraints due to limited taxing powers and balanced budget requirements, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions, and have been the principal cause of several well-publicized municipal bankruptcy filings. These unfunded liabilities may be exacerbated as a result of the economic effects of the COVID-19 pandemic. While it is impossible to describe in detail the impact on specific local bond issuances, the economic effects of the COVID-19 pandemic may potentially affect or impair the credit quality of a variety of local California issuances, including airport and port revenue bonds, toll road revenue bonds, bonds supported by hotel or occupancy use taxes, sales tax revenue bonds, housing or developments secured by incremental tax revenue, and bonds supported directly or indirectly by convention center, stadium or arena revenue. In addition, local governments that have general funds largely supported by sales tax, hotel or occupancy taxes or similar revenues may be particularly affected.
State general obligation bonds are, as of September 10, 2020, rated “Aa2” by Moody’s, “AA-” by S&P, and “AA” by Fitch.
New Jersey — New Jersey has a diverse economic base consisting of a variety of manufacturing, construction, and service industries. This is supplemented by commercial agriculture in the rural areas. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. New Jersey real gross domestic product grew 1.8% during the first quarter of 2019, double the average annual growth rate of 0.8% from 2011 to 2017. This compares to 3.8% in New York, followed by Pennsylvania at 2.9%, and Connecticut at 2.2% over the same period.
New Jersey personal income, which is income from all sources including earnings, assets, and transfer income, grew by 3.5% in 2018, ahead of Connecticut’s 3.1% growth rate. Personal income grew fastest in New York, rising by 4.6%, followed by Pennsylvania, where it grew 3.7%. The steady growth in personal income has continued for New Jersey with nominal personal income growing at a 3.2% annual rate in the first quarter of 2019. Although this is below Pennsylvania’s 3.5% growth rate for the first quarter of 2019, it was ahead of both New York and Connecticut, which grew 1.7% and 1.5%, respectively, during the same period.
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New Jersey payroll employment increased by an average of 3,300 jobs per month in 2018 for a total gain of 39,400, compared to an average total gain of 44,100 jobs per year from 2011 to 2017. This growth has continued into 2019 with employment rising by an average of 4,300 jobs per month after six months. The growth in payroll employment during this time has been led by the professional and business services sector (12,700 jobs), the leisure and hospitality services sector (11,700 jobs), and the education and health services sector (6,200 jobs). Offsetting these job gains were losses in the financial activities sector (3,300 jobs), and the trade, transportation, and utilities sector (6,300 jobs).
New Jersey’s unemployment rate declined by 0.8% in 2018 to 3.9% in 2018. It fell by an additional .04% over the first six months of 2019 to 3.5%, putting New Jersey below the national rate of 3.7% for the first time since February 2017. The State’s labor force participation rate declined by 0.3% in 2018 to 62.4%. The participation rate recovered slightly during the first six month of 2019, up 0.1% to 62.5% in June of 2019.
Weaknesses in New Jersey existing home sales continued in 2019. Single-family home sales were 1.6% lower through June 2019 following flat growth in 2018. Sales of townhomes and condominiums also declined in 2019, down 5.3% through June 2019. The number of townhouse and condominium sales was 1.0% lower than in 2018. This mirrored continued weakness in the housing market at the national level. Existing home sales across the U.S. were 2.2% lower in June 2018 than June 2019, the sixteenth consecutive month that sales had fallen on a year-over-year basis.
Residential construction activity in the State remains steady. The total number of permits issued between January 2018 and June 2018 to build single-family homes is roughly even with last year. Although technically down 0.1%, the difference is a total of 7 permits (4,699 in 2018 versus 4,706 in 2017). The number of permits issued between January 2018 and June 2018 to build units in apartment buildings is 11.4% higher than a year ago. The State also continues to make significant gains in reducing the number of homes in foreclosure. The share of homes in foreclosure fell to 2.0% at the end of the first quarter of 2019, declining 1.3 percentage points over the previous year.
S&P and Fitch rate the State of New Jersey’s general obligation bonds “A-”. Moody’s rates the State of New Jersey’s general obligation bonds “A3”.
Pennsylvania — The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, Texas, Florida, and New York. Pennsylvania is an established state with a diversified economy. Pennsylvania had been historically identified as a heavy industrial state. That reputation has changed over the last several decades as the coal, steel and railroad industries declined. The Commonwealth’s business environment readjusted with a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including healthcare, leisure hospitality, transport and storage. As in other industrially developed states, economic activity in Pennsylvania may be more cyclical than in some other states or in the nation as a whole. Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, federal revenue sharing laws or laws with respect to tax-exempt financing. On May 29, 2020, Pennsylvania enacted into law a $25,789 million five-month interim budget for the 2020-2021 fiscal year, a 24.4% decrease from the fiscal 2020 budget. The interim budget will last through November 2020, at which point the governor’s office and the legislature will negotiate a revenue and spending plan for the remaining seven months of the 2020-2021 fiscal year. As of September 2, 2020, Pennsylvania general obligation bonds have been assigned a credit rating of A+ by Standard & Poor’s Rating Services, Aa3 by Moody’s Investor Services, Inc., and AA- by Fitch Ratings.
The global coronavirus (“COVID-19”) pandemic has adversely impacted Pennsylvania’s finances and resulted in decreased revenues, placing significant budgetary pressure on Pennsylvania due to financial commitments related the state’s COVID-19 response measures. See “Statement of Additional Information - Part II, Appendix C – Economic and Financial Conditions in Pennsylvania” for a discussion on COVID-19’s impact on Pennsylvania.
■	Taxability Risk (California Fund) — Investments in taxable municipal bonds, U.S. Treasury and Government agency issues, investment grade corporate bonds and taxable money market securities as well as some of the derivatives and other instruments discussed herein will cause the Fund to have taxable investment income. The Fund may also realize capital gains on the sale of its municipal bonds (and other securities and derivatives it holds). These capital gains will be taxable regardless of whether they are derived from a sale of municipal bonds. Fund investments may also cause the Fund to recognize taxable ordinary income from market discount. The Fund will report distributions from taxable investment income, from market discount and from realized capital gains as taxable to Fund shareholders. In order for the Fund to be eligible to report distributions of tax-exempt interest income from tax-exempt or municipal securities as tax-exempt income to Fund shareholders, at least half of the Fund’s total assets must be invested in tax-exempt securities as of the end of each calendar quarter. If the Fund did not maintain that
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level of investment with respect to tax-exempt securities, the Fund would lose the ability to report distributions of tax-exempt interest income as tax-exempt income to Fund shareholders.
With respect to its investments in tax-exempt or municipal securities, the Fund intends to rely at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay U.S. federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
The Fund expects to use derivatives for hedging, among other things. The Federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
■	Tender Option Bonds Risk — The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.
The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. When the Fund invests in a TOB Trust on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”).
If the Fund invests in a TOB Trust on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a TOB Trust on a recourse basis, the Fund will bear the risk of loss with respect to any Liquidation Shortfall.
To the extent that the Fund, rather than a third-party bank or financial institution, sponsors a TOB Trust, certain responsibilities that previously belonged to the sponsor bank will be performed by, or on behalf of, the Fund. The Fund’s additional duties and responsibilities under the new TOB Trust structure may give rise to certain additional risks including compliance, securities law and operational risks.
■	U.S. Government Obligations Risk (California Fund) — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency,
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authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
■	Variable Rate Demand Obligations Risks (California Fund) — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk (California Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Each Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
■	Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
■	Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
■	Derivatives Risk (New Jersey Fund and Pennsylvania Fund) — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease)
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in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements, if any, will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Act in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
In November 2019, the SEC proposed new regulations governing the use of derivatives by registered investment companies. If adopted as proposed, new Rule 18f-4 would impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act, treat derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
In addition, other future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Risks Specific to Certain Derivatives Used by the Fund
Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a
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futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
■	Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
■	Illiquid Investments Risk (New Jersey Fund and Pennsylvania Fund) — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
■	Indexed and Inverse Securities Risk (New Jersey Fund and Pennsylvania Fund) — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
■	Insurance Risk (New Jersey Fund and Pennsylvania Fund) — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. Either the issuer of the municipal security or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a municipal security issuer’s failure to make interest and principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a municipal security’s value. Also, the Fund cannot be certain that any insurance company will make the payments it guarantees. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The Fund may lose money on its investment if the insurance company does not make payments it guarantees. In addition, if the Fund purchases the insurance, it must pay the premiums, which will reduce the Fund’s yield. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
■	Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of
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investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
■	Junk Bonds Risk (New Jersey Fund and Pennsylvania Fund) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:
■	Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
■	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
■	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
■	Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
■	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
■	Leverage Risk (New Jersey Fund and Pennsylvania Fund) — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	LIBOR Risk (Pennsylvania Fund) — The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The Fund’s investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund may also reference LIBOR.
In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may have investments linked to other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), which may also cease to be published. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain
39

existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s performance or net asset value.
■	Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
■	Taxability Risk (New Jersey Fund and Pennsylvania Fund) — The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay U.S. federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
■	Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
■	Variable Rate Demand Obligations Risks (New Jersey Fund and Pennsylvania Fund) — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk (New Jersey Fund and Pennsylvania Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
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Account Information

Details About the Share Class

Each Fund currently offers multiple share classes (Class K Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Class K Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine whether you are eligible to buy Class K Shares.
Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of Class K Shares of the Funds.
Class K Shares at a Glance

Availability	Available only to (i) certain employee benefit plans, such as health savings accounts, and certain employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (collectively, “Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares, (iii) “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, banks and bank trusts, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of a Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares, (iv) fee-based advisory platforms of a Financial Intermediary that (a) has specifically acknowledged in a written agreement with the Distributor and/or its affiliate(s) that the Financial Intermediary shall offer such shares to fee-based advisory clients through an omnibus account held at the Fund or (b) transacts in the Fund’s shares through another intermediary that has executed such an agreement and (v) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of a Fund in the same account since August 15, 2016.
Minimum Investment
$5 million minimum initial investment for Institutional Investors.
There is no minimum initial investment requirement for any Employer-Sponsored Retirement Plans or any other eligible investors other than Institutional Investors.
There is no minimum investment amount for additional purchases.
Initial Sales Charge?	No. Entire purchase price is invested in shares of a Fund.
Deferred Sales Charge?	No.
Distribution and Service (12b-1) Fees?	No.
Redemption Fees?	No.

Each Fund reserves the right to modify or waive the above-stated policies at any time.
When Class K Shares are purchased through a customer’s account in an Employer-Sponsored Retirement Plan through procedures established by the Employer-Sponsored Retirement Plan, confirmation of share purchases and redemptions will be sent to the Employer-Sponsored Retirement Plan. A customer’s ownership of shares will be recorded by the Employer-Sponsored Retirement Plan and reflected in the account statements provided by the Employer-Sponsored Retirement Plan to its participants.
If you purchased your shares through an Employer-Sponsored Retirement Plan and you transfer your investment from an Employer-Sponsored Retirement Plan to a type of account, such as an individual retirement account, that is not an eligible Class K Share investor in a Fund, you must liquidate your investment in Class K Shares of the Fund and
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purchase a share class of the Fund or another fund advised by BlackRock or its affiliates that is available for purchase by that type of account.
For investors not purchasing shares through an Employer-Sponsored Retirement Plan, please see below for information on how to buy, sell, exchange and transfer shares.
Right of Accumulation
Investors have a “right of accumulation” under which any of the following may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge:
i.	The current value of an investor’s existing Investor A and A1, Investor C, Investor P, Institutional, Class K and Premier Shares in most mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”),
ii.	The current value of an investor’s existing shares of certain unlisted closed-end management investment companies sponsored and advised by BlackRock or its affiliates and
iii.	The investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children.
Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.
How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. If you are not purchasing shares through an Employer-Sponsored Retirement Plan, you may also buy, sell, exchange and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, a Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.
How to Buy Shares
Your Choices	Important Information for You to Know
Initial Purchase	Determine the amount of your investment	There is no minimum initial investment for any Employer-Sponsored Retirement Plans or any other investors other than Institutional Investors.
For Institutional Investors, there is a $5 million minimum initial investment for all accounts.
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	Your Choices	Important Information for You to Know
Initial Purchase (continued)	Have your Financial Intermediary submit your purchase order	The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.
The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.
	Or contact BlackRock (for accounts held directly with BlackRock)	For investors not purchasing shares through an Employer-Sponsored Retirement Plan, to purchase shares directly from BlackRock, call (800) 537-4942 and request a new account application.
Add to Your Investment	Purchase additional shares	There is no minimum investment amount for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares, you may contact your Financial Intermediary or Employer-Sponsored Retirement Plan.
Or contact BlackRock (for accounts held directly with BlackRock)	For investors not purchasing shares through an Employer-Sponsored Retirement Plan:
Purchase by Telephone: Call the Fund at (800) 537-4942 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.
Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at www.blackrock.com. Purchases made on the Internet using the Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made. Certain institutional clients’ purchase orders placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial Intermediary or BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call BlackRock at (800) 537-4942.
Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.
The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates incurred through fraudulent activity.
	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested in shares of the Fund at net asset value. To make any changes to your dividend and/or capital gains distributions options, please call BlackRock at (800) 537-4942 (for investors who are not purchasing shares through an Employer-Sponsored Retirement Plan) or contact your Financial Intermediary.
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Your Choices	Important Information for You to Know
How to Pay for Shares	Making payment for purchases	If you are purchasing shares through an Employer-Sponsored Retirement Plan, payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the first business day following the receipt of the order. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.
If you are not purchasing shares through an Employer-Sponsored Retirement Plan, payment for shares must normally be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary but in no event later than 4:00 p.m. (Eastern time) on the first business day following the receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective fund. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.

How to Sell Shares
Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order	If you purchased shares through an Employer-Sponsored Retirement Plan, you can make redemption requests through your Financial Intermediary in accordance with the procedures applicable to your accounts. These procedures may vary according to the type of account and the Financial Intermediary involved, and customers should consult their Financial Intermediary in this regard. Financial Intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their Financial Intermediaries.
If you did not purchase your shares through an Employer-Sponsored Retirement Plan, you can make redemption requests through your Financial Intermediary.
The price of Class K Shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally, 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
Regardless of the method the Fund uses to make payment of your redemption proceeds (check or wire), your redemption proceeds typically will be sent one to two business days after your request is submitted, but in any event, within seven days.
Certain Financial Intermediaries may charge a fee to process a redemption of shares.
The Fund may reject an order to sell shares under certain circumstances.
Selling shares held directly with BlackRock	Methods of Redeeming if You Did Not Purchase Your Shares Through an Employer-Sponsored Retirement Plan
Redeem by Telephone
: You may sell shares held at BlackRock by telephone request. Call (800) 537-4942 for details.
The Fund, its administrator and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions

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Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.
During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.
Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions will be sent via wire to the bank account of record.
Redeem in Writing: Redemption requests may be sent in proper form to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019 or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01581. Under certain circumstances, a medallion signature guarantee will be required.
Payment of Redemption Proceeds
Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, by wire transfer.
Payment by Check: BlackRock will normally mail redemption proceeds within three business days following receipt of a properly completed request, but in any event within seven days. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.
The Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.
Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. Shares can be redeemed by Federal wire transfer to a single previously designated bank account. No charge for wiring redemption payments with respect to Class K Shares is imposed by the Fund. You are responsible for any additional charges imposed by your bank for wire transfers.
The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
***

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	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.
Redemption Proceeds	Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of the Fund’s portfolio may be comprised of less-liquid investments, the Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) borrowing under a line of credit it has entered into with a group of lenders, (ii) borrowing from another BlackRock Fund pursuant to an interfund lending program, to the extent permitted by the Fund’s investment policies and restrictions as set forth in the SAI, and/or (iii) transferring portfolio securities in-kind to you. The SAI includes more information about the Fund’s line of credit and interfund lending program, to the extent applicable.
If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

How to Exchange Shares or Transfer Your Account
	Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”)	Class K Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund, to the extent such shares are offered by your Financial Intermediary. Investors who currently own Class K Shares of the Fund may make exchanges into Class K Shares of other BlackRock Funds except for investors holding shares through certain client accounts at Financial Intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Class K Shares. You may only exchange into Class K Shares of a BlackRock Fund that is open to new investors or in which you have a current account, if the BlackRock Fund is closed to new investors.
To exercise the exchange privilege, you may contact your Financial Intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 537-4942 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your new account application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 537-4942. The Fund has the right to reject any telephone request for any reason.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For U.S. federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other Financial Intermediary before making an exchange request.
Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary	You may transfer your Class K Shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm. Please contact your Financial Intermediary to accomplish the transfer of your Class K Shares.
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Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary (continued)	Transfer to a non-participating Financial Intermediary	You must either:
• Transfer your Class K Shares to an account with the Fund; or
• Sell your Class K Shares.
Please contact your Financial Intermediary to accomplish the transfer of your Class K Shares.

Additional Purchase and Redemption Information Applicable to the Fund if You Are Not Purchasing Shares Through an Employer-Sponsored Retirement Plan
If you are not purchasing shares through an Employer-Sponsored Retirement Plan, the Fund may authorize one or more banks, savings and loan associations and other financial institutions (each a “Service Organization”) to accept purchase and redemption orders on its behalf. Such Service Organizations may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. If you purchase or redeem shares through a Service Organization or its designee, that entity may have its own deadlines for the receipt of the purchase or redemption order that may be earlier than those stated in the prospectus. The Fund will be deemed to have received a purchase or redemption order when a Service Organization or, if applicable, that Service Organization’s authorized designee, accepts the order. These orders will be priced at the Fund’s net asset value per share next calculated after they are so accepted.
Funds’ Rights

Each Fund may:
■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
■	Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
■	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.
Short-Term Trading Policy

The Board of Trustees of each Fund (the “Board”) has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.
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A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of a fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Funds — Valuation of Fund Investments” below.
The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to a Fund or its shareholders.
If as a result of its own investigation, information provided by a Financial Intermediary or other third-party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by a Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.
There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.
The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.
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Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $7.317 trillion in investment company and other portfolio assets under management as of June 30, 2020.
Each Fund has entered into a management agreement (the “Management Agreement”) with BlackRock. Under the Management Agreement, BlackRock receives for its services to each Fund a fee based on each Fund’s average daily net assets.
With respect to the California Fund, the maximum annual management fees that can be paid to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.38%
$1 billion - $3 billion	0.36%
$3 billion - $5 billion	0.34%
$5 billion - $10 billion	0.33%
Greater than $10 billion	0.32%

With respect to each of the New Jersey Fund and the Pennsylvania Fund, the maximum annual management fees that can be paid to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.52%
$1 billion - $3 billion	0.49%
$3 billion - $5 billion	0.47%
$5 billion - $10 billion	0.45%
Greater than $10 billion	0.44%

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of advisory fees each Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of each Trust or by a vote of a majority of the outstanding voting securities of each Fund.
For the fiscal year ended May 31, 2020, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock as a percentage of each Fund’s average daily net assets were:
California Fund	0.35%
New Jersey Fund	0.40%
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Pennsylvania Fund	0.43%

BlackRock has agreed to cap net expenses of each Fund (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of Class K Shares of the Funds at the levels shown below and in each Fund’s fees and expenses table in the Fund Overview section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.
With respect to each Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.
Contractual Caps on Total Annual Fund Operating Expenses* (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]	Total Annual
Fund Operating
Expenses* after
giving effect to all
applicable expense
limitation provisions
(excluding Interest
Expense, Dividend
Expense, Acquired
Fund Fees and
Expenses and certain
		other Fund expenses)
California Fund
Class K Shares	0.39%	0.38%
New Jersey Fund
Class K Shares	0.47%	0.47%
Pennsylvania Fund
Class K Shares	0.49%	0.49%

*	As a percentage of average daily net assets.
[1]	The contractual caps are in effect through September 30, 2021. The contractual agreement may be terminated with respect to a Fund upon 90 days’ notice by a majority of the non-interested trustees of its respective Trust or by a vote of a majority of the outstanding voting securities of the Fund.
The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual cap on net expenses will be reduced by the amount of the affiliated money market fund waiver.
As stated above, the waivers and reimbursements made pursuant to the contractual expense caps and described in the table above do not include Interest Expense. A Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. The Fund incurs Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments.
A discussion of the basis for each Board’s approval of the Management Agreements with BlackRock is included in each Fund’s annual shareholder report for the fiscal year ended May 31, 2020.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.
Legal Proceedings. On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On
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June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. On March 8, 2019, the plaintiffs provided notice that they were appealing both the February 8, 2019 post-trial order and the June 13, 2018 order partially granting Defendants’ motion for summary judgment. On May 28, 2020, the appellate court affirmed the trial court’s orders. On June 26, 2020, the plaintiffs petitioned the appeals court for a rehearing, which was denied on July 9, 2020. The Defendants continue to believe the claims in the lawsuit are without merit.
Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.
California Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA, Peter Hayes, James Pruskowski and Michael Kalinoski, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1993	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Peter Hayes, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2006; Head of Municipal Bonds within BlackRock Fixed Income Portfolio Management Group since 2006.
James Pruskowski, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2006.
Michael Kalinoski, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2006.

New Jersey Fund
The Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
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Portfolio Manager	Primary Role	Since	Title and Recent Biography
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

Pennsylvania Fund
The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Theodore R. Jaeckel, Jr., CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Funds may directly or indirectly invest. The Funds may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Funds also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services.
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BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Funds and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Funds.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Funds may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Funds. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trusts, on behalf of the Funds, have retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the securities lending agent will receive a fee from the Funds, including a fee based on the returns earned on a Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend their portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates the net asset value of each class of its shares each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received.
Equity securities and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Each Fund values fixed-income portfolio securities and non-exchange traded derivatives using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Fund’s Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Funds may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost.
Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares.
Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.
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When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by a Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.
For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.
Each Fund may accept orders from certain authorized Financial Intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed taxable ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.
Each Fund will distribute net investment income, if any, monthly and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value or may be taken in cash. If you would like to receive dividends in cash, contact your Financial Intermediary or the respective Fund.
Your tax consequences from an investment in a Fund will depend on whether you have invested through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code (a “Qualified Plan”).
Investments Through a Qualified Plan
Special tax rules apply to investments made through Qualified Plans. If you are invested through a Qualified Plan (and Fund shares are not “debt-financed property” to the plan), then you will not be subject to U.S. federal income tax on the dividends paid by a Fund or the gain realized from a redemption or exchange of Fund shares until you withdraw or receive distributions from the plan. Distributions you receive from the Qualified Plan may be subject to U.S. federal withholding tax depending on the kind of payment you receive.
Investments Not Made Through Qualified Plans
If you are not invested through a Qualified Plan, you will generally pay tax on dividends from a Fund (other than exempt-interest dividends) whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and long-term capital gains, are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
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A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
Special Considerations for Non-U.S. Persons
If you are not invested through a Qualified Plan and you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions paid to a foreign shareholder and reported by the Fund as exempt-interest dividends, capital gain dividends, interest-related dividends or short-term capital gain dividends may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
Each Fund intends to make income distributions most of which will be excludable from gross income for Federal income tax purposes and exempt from California, New Jersey or Pennsylvania personal income taxes, respectively, with respect to the California Fund, the New Jersey Fund and the Pennsylvania Fund. Some distributions may be taxable.
Each Fund will purchase a municipal security only if it is accompanied by an opinion of bond counsel, delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes and exempt from personal income taxes in California, New Jersey or Pennsylvania, as applicable (i.e., “tax-exempt”). For purposes of each Fund’s investment strategies, municipal securities and municipal bonds do not include certain tax credit bonds or tax subsidy bonds issued by municipalities and/or states, the interest on which is taxable for Federal income tax purposes. Holders of tax credit bonds may be entitled to be allocated income tax credits of certain amounts. To the extent dividends distributed by a Fund are derived from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. Interest income from other investments and income from derivatives may produce taxable dividend distributions.
Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by a Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Dividend distributions derived from taxable interest income or capital gains realized by a Fund on portfolio securities or derivative instruments, if any, will be subject to Federal income tax and applicable state and local taxes.
The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by a Fund from swap agreements will generally produce taxable income, while payments
55

made by a Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.
If you redeem or exchange Fund shares, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.
Generally, within 60 days after the end of the calendar year, the Fund or your Financial Intermediary will tell you the amount of exempt-interest dividends, taxable dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you, regardless of how long you have held your shares in the Fund. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.
California Fund
So long as, at the close of each quarter of the California Fund’s taxable year, at least 50% of the value of the California Fund’s total assets consists of California municipal securities or certain United States, Puerto Rico, Virgin Islands or Guam government obligations the income from which is exempt from California personal income taxation (collectively “CA-Exempt Obligations”), exempt-interest dividends (i) paid by the California Fund in an amount not exceeding the interest received on such CA-Exempt Obligations during the California Fund’s taxable year, and (ii) designated by the California Fund as exempt-interest dividends (in a written notice mailed to the California Fund’s shareholders not later than 60 days after the close of the California Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to CA-Exempt Obligations that are paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to CA-Exempt Obligations that are paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states and municipalities other than California and its political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from Federal income tax. Interest on indebtedness incurred or continued by a shareholder of the California Fund to purchase or carry shares of the California Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Code, relating to regulated investment companies, in certain potentially material respects.
New Jersey Fund
To the extent that the distributions by the New Jersey Fund are derived from interest or gains from New Jersey municipal bonds and the Fund meets certain state tax requirements, the distributions are also exempt from New Jersey Gross Income Tax. Interest income from other investments may produce taxable dividend distributions. Dividends derived from capital gains realized by the New Jersey Fund may be subject to New Jersey Gross Income Tax to the extent not attributable to gains from New Jersey municipal bonds. If you are subject to income tax in a state other than New Jersey, distributions by the New Jersey Fund derived from interest or gains from New Jersey municipal bonds generally will not be exempt from income tax in that state.
However, the New Jersey Gross Income Tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from the Fund are included in the tax base for purposes of computing the net income tax portion of the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.
Shares of the New Jersey Fund are not subject to property taxation by New Jersey.
Pennsylvania Fund
Distributions by the Pennsylvania Fund that are derived from interest on Pennsylvania municipal bonds or from direct obligations of the United States are exempt from Pennsylvania state personal income taxes. However, distributions attributable to capital gains derived by the Pennsylvania Fund as well as distributions derived from investments other than Pennsylvania municipal bonds (or from direct obligations of the United States) will be taxable for Pennsylvania personal income tax purposes. Distributions derived from interest on obligations that are merely backed or guaranteed by the U.S. Government (e.g., GNMAs, FNMAs), or on repurchase agreements collateralized by U.S. Government securities, are not exempt from the Pennsylvania personal income tax.
56

In the case of residents of the City of Philadelphia, distributions by the Pennsylvania Fund that are derived from interest on Pennsylvania municipal bonds (or from direct obligations of the United States) and distributions that are designated as capital gain dividends for federal income tax purposes, also will be exempt from the Philadelphia School District investment net income tax.
Other Pennsylvania counties, cities and townships generally do not tax individuals on unearned income.
To the extent exempt-interest dividends attributable to Pennsylvania municipal bonds are excluded from taxable income for federal corporate income tax purposes (determined before net operating loss carryovers and special deductions), they will not be subject to the Pennsylvania corporate net income tax. Distributions from the Pennsylvania Fund derived from interest on direct obligations of the United States also are exempt from the Pennsylvania corporate net income tax. Distributions by the Pennsylvania Fund that are attributable to other sources (including indirect obligations of the United States such as GNMAs, FNMAs) generally are not exempt and are subject to the corporate net income tax.
If you are subject to income tax in a state other than Pennsylvania, the dividends derived from Pennsylvania municipal bonds generally will not be exempt from income tax in that state.
This discussion does not address the extent, if any, to which shares of the Pennsylvania Fund, or interest and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above. For the complete provisions, reference should be made to the applicable state laws. The state laws described above are subject to change by legislative, judicial, or administrative action either prospectively or retroactively. Shareholders of the Fund should consult their tax advisers about other state and local tax consequences of their investment in the Fund.
This section summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Funds under all applicable tax laws.
57

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose reports, along with each Fund’s financial statements, are included in each Fund’s Annual Report, which is available upon request.
BlackRock California Municipal Opportunities Fund
	Class K
	Year Ended May 31,		Period from 01/25/18(a) to 05/31/18
(For a share outstanding throughout each period)	2020	2019
Net asset value, beginning of period	$12.71	$12.76	$12.71
Net investment income(b)	0.28	0.34	0.11
Net realized and unrealized gain (loss)	(0.50)	0.19	0.06
Net increase (decrease) from investment operations	(0.22)	0.53	0.17
Distributions(c)
From net investment income	(0.28)	(0.34)	(0.12)
From net realized gain	—	(0.24)	—
Total distributions	(0.28)	(0.58)	(0.12)
Net asset value, end of period	$12.21	$12.71	$12.76
Total Return(d)
Based on net asset value	(1.80)%	4.33%	1.31%(e)
Ratios to Average Net Assets(f)
Total expenses	0.51%(g)	0.58%	0.54%(h)(i)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.50%	0.56%	0.49%(h)
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(j)	0.38%	0.39%	0.39%(h)
Net investment income	2.19%	2.71%	2.76%(h)
Supplemental Data
Net assets, end of period (000)	$108,494	$113,480	$36,441
Borrowings outstanding, end of period (000)	$148,145	$253,167	$141,267
Portfolio turnover rate	117%	126%	129%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,		Period from 01/25/18(a) to 05/31/18
	2020	2019
Investments in underlying funds	0.02%	0.02%	0.01%

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.54%.
(j)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
58

Financial Highlights (continued)

BlackRock New Jersey Municipal Bond Fund
	Class K
	Year Ended May 31,		Period from 01/25/18(a) to 05/31/18
(For a share outstanding throughout each period)	2020	2019
Net asset value, beginning of period	$11.30	$11.04	$11.11
Net investment income(b)	0.37	0.41	0.14
Net realized and unrealized gain (loss)	(0.47)	0.26	(0.07)
Net increase from investment operations	(0.10)	0.67	0.07
Distributions from net investment income(c)	(0.37)	(0.41)	(0.14)
Net asset value, end of period	$10.83	$11.30	$11.04
Total Return(d)
Based on net asset value	(0.93)%	6.20%	0.66%(e)
Ratios to Average Net Assets(f)
Total expenses	0.72%	0.75%	0.74%(g)(h)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.58%	0.60%	0.57%(g)
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(i)	0.47%	0.47%	0.47%(g)
Net investment income	3.32%	3.70%	3.88%(g)
Supplemental Data
Net assets, end of period (000)	$2,075	$1,660	$1,776
Borrowings outstanding, end of period (000)	$22,054	$16,419	$16,419
Portfolio turnover rate	21%	15%	16%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,		Period from 01/25/18 to 05/31/18(a)
	2020	2019
Investments in underlying funds	0.01%	0.01%	—%

(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.74%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
59

Financial Highlights (concluded)

BlackRock Pennsylvania Municipal Bond Fund
	Class K
	Year Ended May 31,		Period from 01/25/18(a) to 05/31/18
(For a share outstanding throughout each period)	2020	2019
Net asset value, beginning of period	$11.11	$10.98	$11.07
Net investment income(b)	0.38	0.43	0.15
Net realized and unrealized gain (loss)	(0.35)	0.13	(0.09)
Net increase from investment operations	0.03	0.56	0.06
Distributions from net investment income(c)	(0.39)	(0.43)	(0.15)
Net asset value, end of period	$10.75	$11.11	$10.98
Total Return(d)
Based on net asset value	0.19%	5.28%	0.60%(e)
Ratios to Average Net Assets
Total expenses	0.80%(f)	0.90%	0.84%(g)(h)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.70%(f)	0.79%	0.72%(g)
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(i)	0.49%(f)	0.49%	0.49%(g)
Net investment income	3.48%(f)	3.98%	4.41%(g)
Supplemental Data
Net assets, end of period (000)	$3,982	$2,329	$2,488
Borrowings outstanding, end of period (000)	$64,784	$64,404	$70,199
Portfolio turnover rate	26%	23%	17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.84%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
60

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
■	Access the BlackRock website at http://www.blackrock.com/edelivery; and
■	Log into your account.
Delivery of Shareholder Documents
The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 537-4942.
Certain Fund Policies

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism, or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
61

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about each Fund, including how each Fund invests, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.
62

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.
Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.
Custom New Jersey Index — a customized benchmark that reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
Custom Pennsylvania Index — a customized benchmark that reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Management Fee — a fee paid to BlackRock for managing each Fund.
Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Shareholder Fees — fees paid directly by a shareholder, including sales charges that you may pay when you buy or sell shares of a Fund.
S&P® California Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within California.
S&P® Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.
S&P® New Jersey Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within New Jersey.
S&P® Pennsylvania Municipal Bond Index — a broad, market value-weighted index that seeks to measure the performance of bonds issued within Pennsylvania.
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For More Information

Funds and Service Providers

FUNDS
BlackRock California Municipal Series Trust
BlackRock California Municipal Opportunities Fund
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01581
(800) 537-4942
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about each of the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated September 28, 2020, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 537-4942.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 537-4942.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock California Municipal Series Trust or
BlackRock Multi-State Municipal Series Trust
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail
BlackRock California Municipal Series Trust or
BlackRock Multi-State Municipal Series Trust
4400 Computer Drive
Westborough, Massachusetts 01581
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about the Funds, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04264
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
INVESTMENT COMPANY ACT FILE # 811-04375
© BlackRock Advisors, LLC

PRO-10327-K-0920

EXPLANATORY NOTE

This Post-Effective Amendment No. 320 to the Registrant’s Registration Statement on Form N-1A is filed for the sole purpose of submitting interactive data format risk/return summary information in Inline XBRL that mirrors the risk/return summary information in Post-Effective Amendment No. 319.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on September 28, 2020.

BlackRock Multi-State Municipal Series Trust
(Registrant)

on behalf of BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund

By:	/s/ JOHN M. PERLOWSKI

(John M. Perlowski,
President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	September 28, 2020
(John M. Perlowski)	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer	September 28, 2020
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

MICHAEL J. CASTELLANO*	Trustee
(Michael J. Castellano)

RICHARD E. CAVANAGH*	Trustee
(Richard E. Cavanagh)

CYNTHIA L. EGAN*	Trustee
(Cynthia L. Egan)

FRANK J. FABOZZI*	Trustee
(Frank J. Fabozzi)

R. GLENN HUBBARD*	Trustee
(R. Glenn Hubbard)

W. CARL KESTER*	Trustee
(W. Carl Kester)

CATHERINE A. LYNCH*	Trustee
(Catherine A. Lynch)

KAREN P. ROBARDS*	Trustee
(Karen P. Robards)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /s/ JANEY AHN		September 28, 2020
(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document – the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document